As filed with the Securities and Exchange Commission on October 22, 2002
                                                   Securities Act File No. 333-
                                      Investment Company Act File No. 811-02857
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              --------------------

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                              --------------------

[ ] Pre-Effective Amendment No.                [ ] Post-Effective Amendment No.
                        (Check Appropriate Box or Boxes)
                             --------------------

                          MERRILL LYNCH BOND FUND, INC.
             (Exact Name of Registrant as Specified in Its Charter)

                              --------------------

                                 (609) 282-2800
                        (Area Code And Telephone Number)

                              --------------------

                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                              --------------------

                                 Terry K. Glenn
                          Merrill Lynch Bond Fund, Inc.
              800 Scudders Mill Road, Plainsboro, New Jersey 08536
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

                              --------------------

                                   Copies to:

Leonard B. Mackey, Jr., Esq.             Frank P. Bruno, Esq.                Philip L. Kirstein, Esq.
  Clifford Chance US LLP           Sidley Austin Brown & Wood LLP          Fund Asset Management, L.P.
     200 Park Avenue                    787 Seventh Avenue                        P.O. Box 9011
   New York, NY 10166                   New York, NY 10019                   Princeton, NJ 08543-9011

                             --------------------

Title of Securities to Be Registered: Common Stock, par value $.10 per share.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940.

   THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
   SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.


===============================================================================

         MERRILL LYNCH GLOBAL BOND FUND FOR INVESTMENT AND RETIREMENT,
                  MERCURY TOTAL RETURN BOND FUND, a series of
                               MERCURY FUNDS II,
               MERRILL LYNCH TOTAL RETURN BOND FUND, a series of
                 MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
                                      and
                 THE CORPORATE FUND ACCUMULATION PROGRAM, INC.
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011

                  NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                        To Be Held On January 17, 2003

To the Shareholders of

         Merrill Lynch Global Bond Fund for Investment and Retirement Mercury Total Return Bond Fund
         Merrill Lynch Total Return Bond Fund
         The Corporate Fund Accumulation Program, Inc.:

         NOTICE IS HEREBY GIVEN that Special Meetings of Shareholders (each, a "Meeting" and collectively, the "Meetings") of the following funds (each, a "Target Fund" and collectively, the "Target Funds"), will be held at the offices of Fund Asset Management, L.P. ("FAM") and Merrill Lynch Investment Managers, L.P. ("MLIM"), 800 Scudders Mill Road, Plainsboro, New Jersey, on January 17, 2003, at the times indicated below:

                         Legal Name                           Referred to Herein As           Meeting Time
                         ----------                           ---------------------           ------------
     Merrill Lynch Global Bond Fund for Investment and            Global Bond           [o] a.m. Eastern time
     Retirement
     Mercury Total Return Bond Fund                        Mercury Total Return Bond    [o] a.m. Eastern time
     Merrill Lynch Total Return Bond Fund                     ML Total Return Bond      [o] a.m. Eastern time
     The Corporate Fund Accumulation Program, Inc.               Corporate Fund         [o] a.m. Eastern time

         The Meetings will be held for the following purposes:

     (1) To approve or disapprove an Agreement and Plan of Reorganization ("Agreement and Plan") providing for a series of transactions that would result in the acquisition of assets and assumption of liabilities of each Target Fund by Core Bond Portfolio ("Core Bond"), a series of Merrill Lynch Bond Fund, Inc.;

     (2) To transact such other business as properly may come before any Meeting or any adjournment thereof.

     The transactions described in paragraph 1 above are described in greater detail in the accompanying Joint Proxy Statement and Prospectus.

     Each acquisition of assets and assumption of liabilities of a Target Fund by Core Bond is individually referred to herein as a "Target Fund Acquisition," and the Target Fund Acquisitions are collectively referred to herein as the "Reorganization." Under the Agreement and Plan, the failure of the shareholders of any Target Fund to approve the Agreement and Plan will not affect the ability of the shareholders of any other Target Fund to approve the Agreement and Plan. The consummation of any Target Fund Acquisition is not contingent upon the consummation of any other Target Fund Acquisition.

     Shareholders of the Target Funds are not entitled to appraisal rights in connection with the applicable Target Fund Acquisition.

     The Board of Directors of each of Merrill Lynch Investment Managers Funds, Inc. ("MLIM Fund") and Corporate Fund and the Board of Trustees of each of Global Bond and Mercury Funds II ("Mercury Trust") have fixed the close of business on November 22, 2002 as the record date for the determination of shareholders entitled to notice of, and to vote at, each Meeting and at any adjournment(s) thereof.

     A complete list of the shareholders of each Target Fund entitled to vote at the applicable Meeting will be available and open to the examination of any shareholder of such Target Fund for any purpose germane to the applicable Meeting during ordinary business hours from and after January 3, 2003, at the offices of that Target Fund, 800 Scudders Mill Road, Plainsboro, New Jersey.

     You are cordially invited to attend the Meeting of any Target Fund in which you owned shares on November 22, 2002. Shareholders who do not expect to attend a Meeting in person are requested to complete, date, and sign the enclosed form of proxy applicable to that Target Fund and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the Internet, please take advantage of these prompt and efficient voting options. The enclosed proxies are being solicited on behalf of the Boards of Directors of MLIM Fund and Corporate Fund and the Boards of Trustees of Global Bond and Mercury Trust.

     If you have any questions regarding the enclosed proxy materials or need assistance in voting your shares, please contact our proxy solicitor, Georgeson Shareholder, at __________________.

       By Order of the Boards of Directors/Trustees,

       Phillip S. Gillespie
       Secretary
       Merrill Lynch Investment Managers Funds, Inc.
       and
       Mercury Funds II

       David Clayton
       Secretary
       Merrill Lynch Global Bond Fund for Investment and Retirement and
       The Corporate Fund Accumulation Program, Inc.

Princeton, New Jersey
Dated:  [o]

The information in this prospectus is not complete and may be changed. We may use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not an offer to buy these securities in any state where the offer or sale is not permitted.


                             SUBJECT TO COMPLETION
    PRELIMINARY JOINT PROXY STATEMENT AND PROSPECTUS DATED OCTOBER 22, 2002

                           JOINT PROXY STATEMENT OF
         MERRILL LYNCH GLOBAL BOND FUND FOR INVESTMENT AND RETIREMENT,
                  MERCURY TOTAL RETURN BOND FUND, a series of
                               MERCURY FUNDS II,
               MERRILL LYNCH TOTAL RETURN BOND FUND, a series of
                 MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
                                      and
                 THE CORPORATE FUND ACCUMULATION PROGRAM, INC.


                  FOR USE AT SPECIAL MEETINGS OF SHAREHOLDERS

                        To Be Held On January 17, 2003

                                 PROSPECTUS OF
                       CORE BOND PORTFOLIO, a series of
                         MERRILL LYNCH BOND FUND, INC.
                P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800

     This Joint Proxy Statement and Prospectus ("Proxy Statement and Prospectus") is furnished to you because you are a shareholder of Merrill Lynch Global Bond Fund for Investment and Retirement, a Massachusetts business trust ("Global Bond"), Mercury Total Return Bond Fund ("Mercury Total Return Bond"), a series of Mercury Funds II, a Massachusetts business trust ("Mercury Trust"), Merrill Lynch Total Return Bond Fund ("ML Total Return Bond"), a series of Merrill Lynch Investment Managers Funds, Inc., a Maryland corporation ("MLIM Fund"), or The Corporate Fund Accumulation Program, Inc., a Maryland corporation ("Corporate Fund," and together with Global Bond, Mercury Total Return Bond and ML Total Return Bond, the "Target Funds"), and you are being asked to consider:

     (1) approval of an Agreement and Plan of Reorganization ("Agreement and Plan") providing for the acquisition of your fund by Core Bond Portfolio ("Core Bond"), a series of Merrill Lynch Bond Fund, Inc., a Maryland corporation ("Bond Fund"), and the issuance of shares of common stock of Core Bond to your fund for distribution to its shareholders in liquidation of the fund; and

     (2) to transact such other business as properly may come before any Special Meeting of Shareholders of a Target Fund (each, a "Meeting" and collectively, the "Meetings") or any adjournment thereof.

     Each acquisition of assets and assumption of liabilities of a Target Fund by Core Bond discussed in Proposal 1 is individually referred to herein as a "Target Fund Acquisition," and the Target Fund Acquisitions are collectively referred to herein as the "Reorganization." Under the Agreement and Plan, the failure of the shareholders of any Target Fund to approve the Agreement and Plan will not affect the ability of the shareholders of any other Target Fund to approve the Agreement and Plan. The consummation of any Target Fund Acquisition is not contingent upon the consummation of any other Target Fund Acquisition. The Target Funds, together with Bond Fund, are referred to herein individually as a "Fund" and collectively as the "Funds," as the context requires.

     As promptly as practical after the consummation of the relevant Target Fund Acquisition, the Target Fund will be either deregistered and dissolved, or, if a series, terminated as a series of Mercury Trust or MLIM Fund.

                                                       (continued on next page)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

     The date of this Proxy Statement and Prospectus is [o], 2002

     Mercury Total Return Bond and ML Total Return Bond are organized in a master/feeder structure as "feeder" funds that invest all of their respective assets in a corresponding master portfolio of a master trust. Mercury Total Return Bond and ML Total Return Bond both invest in Total Return Bond Master Portfolio ("Total Return Master"), a series of Fund Asset Management Master Trust, a Delaware statutory trust ("FAM Trust"). The first step in the Target Fund Acquisition of each of Mercury Total Return Bond and ML Total Return Bond is the distribution to Mercury Total Return Bond and ML Total Return Bond of their proportionate share of the assets and liabilities (i.e., a redemption in-kind) of Total Return Master in return for all of the beneficial interests in Total Return Master held by Mercury Total Return Bond and ML Total Return Bond.

     On January 17, 2003, a Special Meeting of Shareholders of each Target Fund will be held to obtain shareholder approval of the applicable Target Fund Acquisition. The Special Meetings of Shareholders of the Target Funds are referred to herein individually as a "Meeting" and collectively as the "Meetings," as the context requires.

     This Proxy Statement and Prospectus sets forth concisely the information about Core Bond that a shareholder of each Target Fund should know before considering the applicable Target Fund Acquisition and should be retained for future reference. Global Bond, Mercury Trust, MLIM Fund and Corporate Fund have authorized the solicitation of proxies in connection with each Target Fund Acquisition solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     The Boards of Directors of MLIM Fund and Corporate Fund and the Boards of Trustees of Global Bond and Mercury Trust have fixed the close of business on November 22, 2002 as the record date (the "Record Date") for the determination of shareholders entitled to notice of and to vote at each Meeting and at any adjournment(s) thereof. Shareholders on the Record Date will be entitled to one vote for each share held, with no share having cumulative voting rights. As of the Record Date, each Target Fund had outstanding the number of shares indicated below:

                Target Fund                              Outstanding Shares
         --------------------------                 ---------------------------
                Corporate Fund
                Global Bond
                Mercury Total Return Bond
                ML Total Return Bond

     With this Proxy Statement and Prospectus you will also receive the following documents:

         o Prospectus of Bond Fund, dated January 24, 2002 (the "Bond Fund Prospectus"). The Bond Fund Prospectus is incorporated by reference into this Proxy Statement and Prospectus, which means that it is legally considered to be part of this Proxy Statement and Prospectus; and

         o Annual Report to Stockholders of Bond Fund for the fiscal year ended September 30, 2002.

     Certain other documents containing information about each Target Fund and Bond Fund have been filed with the Securities and Exchange Commission (the "Commission") and may be obtained, without charge, by writing to each Target Fund or Bond Fund at the address above, or by calling 1-800-____-___________, ext. ______. These documents are:

          o Statement of Additional Information of Bond Fund, dated January 24, 2002 ("Bond Fund Statement");

          o Prospectus of Global Bond, dated April 19, 2002 ("Global Bond Prospectus");

          o Prospectus of Mercury Total Return Bond, dated October [o], 2002 ("Mercury Total Return Bond Prospectus");

          o Prospectus of ML Total Return Bond, dated October [o], 2002 ("ML Total Return Bond Prospectus");

          o Prospectus of Corporate Fund, dated April 29, 2002 ("Corporate Fund Prospectus");

          o Statement of Additional Information of Global Bond, dated April 19, 2002 ("Global Bond Statement");

          o Statement of Additional Information of Mercury Total Return Bond, dated October [o], 2002 ("Mercury Total Return Bond Statement");

          o Statement of Additional Information of ML Total Return Bond, dated October [o], 2002 ("ML Total Return Bond Statement");

          o Statement of Additional Information of Corporate Fund, dated April 29, 2002 ("Corporate Fund Statement"); and

          o Statement of Additional Information relating to this Proxy Statement and Prospectus, dated [o] ("Reorganization Statement").

     The Global Bond Prospectus, Mercury Total Return Bond Prospectus, ML Total Return Bond Prospectus, Corporate Fund Prospectus and Reorganization Statement are also incorporated by reference into this Proxy Statement and Prospectus. The Commission maintains a web site (http://www.sec.gov) that contains the Reorganization Statement, other material incorporated herein by reference, and other information regarding Global Bond, Mercury Trust, MLIM Fund, Corporate Fund, and Bond Fund.

     The address of the principal executive offices of each Target Fund and Bond Fund is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and the telephone number is (609) 282-2800.

                                TABLE OF CONTENTS
                                                                                                                        Page

INTRODUCTION.............................................................................................................1


SUMMARY..................................................................................................................3

     The Reorganization..................................................................................................3
     What will Shareholders of each Target Fund Receive in a Target Fund Acquisition?....................................3
     What are the Reasons for the Reorganization?........................................................................3
     Fee Tables..........................................................................................................5

RISK FACTORS AND SPECIAL CONSIDERATIONS.................................................................................18


COMPARISON OF THE FUNDS.................................................................................................25

     Financial Highlights...............................................................................................25
     Investment Objectives and Policies.................................................................................33
     Other Investment Policies..........................................................................................34
     Investment Restrictions............................................................................................38
     Management and Advisory Relationships..............................................................................39
     Capital Stock......................................................................................................41
     Redemption of Shares...............................................................................................41
     Performance........................................................................................................42
     Code of Ethics.....................................................................................................47
     Shareholder Rights.................................................................................................47
     Dividends..........................................................................................................47
     Automatic Dividend Reinvestment Plan...............................................................................47
     Tax Information....................................................................................................48
     Portfolio Transactions.............................................................................................48
     Portfolio Turnover.................................................................................................48
     Additional Information.............................................................................................48

THE REORGANIZATION......................................................................................................50

     General............................................................................................................50
     Procedure..........................................................................................................51
     Terms of the Agreement and Plan of Reorganization..................................................................51
     Potential Benefits to Shareholders of each Fund as a Result of a Target Fund Acquisition...........................52
     Tax Consequences of each Target Fund Acquisition...................................................................55
     Appraisal Rights...................................................................................................56
     Capitalization.....................................................................................................57

INFORMATION CONCERNING THE SPECIAL MEETINGS.............................................................................58

     Date, Time and Place of Meetings...................................................................................58
     Solicitation, Revocation and Use of Proxies........................................................................58
     Record Date and Outstanding Shares.................................................................................58
     Security Ownership of Certain Beneficial Owners and Management of the Target Funds and Core Bond...................58
     Voting Rights and Required Vote....................................................................................59

ADDITIONAL INFORMATION..................................................................................................59


LEGAL PROCEEDINGS.......................................................................................................60


LEGAL OPINIONS..........................................................................................................60


EXPERTS.................................................................................................................60


SHAREHOLDERS' MEETINGS..................................................................................................61


SHAREHOLDER PROPOSALS...................................................................................................62

                                                                i


EXHIBIT I  -  AGREEMENT AND PLAN OF REORGANIZATION.....................................................................I-1


EXHIBIT II -  DESCRIPTION OF BOND RATINGS.............................................................................II-1


EXHIBIT III - SECURITY OWNERSHIP.....................................................................................III-1


                                                               ii

                                  INTRODUCTION

     This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Boards of Directors of MLIM Fund and Corporate Fund and the Boards of Trustees of Global Bond and Mercury Trust for use at the applicable Meetings to be held at the offices of Fund Asset Management, L.P. ("FAM") and Merrill Lynch Investment Managers, L.P. ("MLIM"), 800 Scudders Mill Road, Plainsboro, New Jersey, on January 17, 2003, at the following times:

      Fund                                  Meeting Time
      ----                                  ------------
      Global Bond                           [o] a.m. Eastern time
      Mercury Total Return Bond             [o] a.m. Eastern time
      ML Total Return Bond                  [o] a.m. Eastern time
      Corporate Fund                        [o] a.m. Eastern time

     The mailing address of each Target Fund is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is [o], 2002.

     Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of the respective Target Fund at the address indicated above or by voting in person at the applicable Meeting. All properly executed proxies received prior to a Meeting will be voted at such Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted "FOR" approval of the Agreement and Plan of Reorganization (the "Agreement and Plan") by and among Global Bond, Mercury Trust, on behalf of Mercury Total Return Bond, MLIM Fund, on behalf of ML Total Return Bond, FAM Trust, on behalf of Total Return Master, Corporate Fund and Bond Fund, on behalf of Core Bond.

     Assuming a quorum is present at the applicable Meeting, consummation of a Target Fund Acquisition with respect to a Target Fund requires, among other things, (i) for Mercury Total Return Bond, the approval of the holders of a majority of Mercury Total Return Bond's outstanding shares (which for this purpose and under the Investment Company Act means the lesser of (a) 67% of the shares represented at a meeting at which 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares), (ii) for each of ML Total Return Bond and Corporate Fund, the affirmative vote of the shareholders of that Fund representing a majority of the outstanding shares entitled to be voted on the Agreement and Plan, and (iii) for Global Bond, the affirmative vote of the shareholders of Global Bond representing two-thirds of the outstanding shares entitled to be voted on the Agreement and Plan. All classes of shares of Global Bond, Mercury Total Return Bond and ML Total Return Bond will vote together as a single class in approving the Agreement and Plan. All outstanding shares of Corporate Fund will vote together as a single class in approving the Agreement and Plan. Under the Agreement and Plan, the failure of any Target Fund's shareholders to approve the Agreement and Plan will not affect the ability of any other Target Fund Acquisition to proceed.

     The Boards of Directors of MLIM Fund and Corporate Fund and the Boards of Trustees of Mercury Trust and Global Bond know of no business other than that described above that will be presented for consideration at the Meetings. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

     This Proxy Statement and Prospectus serves as a prospectus of Bond Fund under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares of common stock of Core Bond pursuant to the terms of the Agreement and Plan.

Certain Defined Terms Used in this Proxy Statement and Prospectus

     Bond Fund, MLIM Fund and Corporate Fund are incorporated as Maryland corporations; Mercury Trust and Global Bond are organized as Massachusetts business trusts; FAM Trust is organized as a Delaware statutory trust. In each jurisdiction, nomenclature varies. For ease of reference and clarity of presentation, shares of common stock of Core Bond, ML Total Return Bond and Corporate Fund and beneficial interests of Global Bond and Mercury Total Return Bond are hereinafter referred to as "shares," and holders of shares are hereinafter referred to as "shareholders"; the Trustees of Mercury Trust, FAM Trust and Global Bond and the Directors of Bond Fund, MLIM Fund and Corporate Fund are referred to herein as "Board Members"; the Boards of Trustees of Mercury Trust, FAM Trust and Global Bond and the Boards of Directors of Bond Fund, MLIM Fund and Corporate Fund are each referred to herein as a "Board" and collectively as the "Boards"; the Declarations of Trust of Mercury Trust, FAM Trust and Global Bond and the Articles of Incorporation of Bond Fund, MLIM Fund and Corporate Fund, each as amended and supplemented, are each referred to herein as a "Charter"; FAM, in its capacity as Investment Adviser for each of Core Bond, Total Return Master and Corporate Fund, and MLIM, in its capacity as Investment Adviser for Global Bond, are each referred to herein as an "Investment Adviser" and collectively as the "Investment Advisers."

     Global Bond, ML Total Return Bond, Mercury Total Return Bond, Corporate Fund and Core Bond are referred to herein individually as a "Fund" and collectively as the "Funds," as the context requires. The fund resulting from any Target Fund Acquisition or the Reorganization is sometimes referred to herein as the "Combined Fund."

     Mercury Total Return Bond and ML Total Return Bond are each a "feeder" fund that invests all of its assets in a "master" portfolio, Total Return Master, a series of FAM Trust. FAM Trust is a mutual fund that has the same investment objective as each of the feeder funds. All investments are made by FAM Trust. This structure is sometimes called a "master/feeder" structure. The investment results of Mercury Total Return Bond and ML Total Return Bond will correspond directly to the investment results of Total Return Master. For simplicity, this Proxy Statement and Prospectus uses the terms "Mercury Total Return Bond" and "ML Total Return Bond" to include Total Return Master and FAM Trust.

                                    SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated herein by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Agreement and Plan, attached hereto as Exhibit I.

The Reorganization

     The Boards of MLIM Fund, Corporate Fund, Global Bond, Mercury Trust and FAM Trust have each unanimously approved the applicable Target Fund Acquisition, at Board meetings held on September 30, 2002.

     If the shareholders of Mercury Total Return Bond and the shareholders of ML Total Return Bond approve the Target Fund Acquisition of that Fund, Total Return Master will distribute to Mercury Total Return Bond and ML Total Return Bond their proportionate share of the assets and liabilities (i.e., a redemption in-kind) of their master portfolio, Total Return Master, in return for all of the beneficial interests in Total Return Master held by that Fund.

     If shareholders approve a Target Fund Acquisition involving your Target Fund, your Fund will be acquired by Core Bond.

     Following the applicable Target Fund Acquisition, Global Bond and Corporate Fund will be deregistered as investment companies and dissolved under Massachusetts law and Maryland law, respectively, and Mercury Total Return Bond, ML Total Return Bond and Total Return Master will be terminated as a series of Mercury Trust, MLIM Fund and FAM Trust, respectively.

What will Shareholders of each Target Fund Receive in a Target Fund
Acquisition?

     If the Agreement and Plan is approved and a Target Fund Acquisition involving your Target Fund is consummated:

          o You will become a shareholder of Core Bond; and

          o You will receive shares of Core Bond that are the same or an equivalent class and that have the same aggregate net asset value as the shares of the applicable Target Fund that you hold immediately prior to the Target Fund Acquisition. (Corporate Fund shareholders will receive Class A shares of Core Bond.)

     No sales charge or fee of any kind will be charged to shareholders of a Target Fund in connection with their receipt of shares of Core Bond common stock in a Target Fund Acquisition.

     Each Target Fund Acquisition has been structured with the intention that it qualify as a tax-free reorganization for Federal income tax purposes. See "The Reorganization--Tax Consequences of each Target Fund Acquisition." You should consult your tax advisor regarding the tax effects of a Target Fund Acquisition in light of your individual circumstances.

What are the Reasons for the Reorganization?

     The Board of each Target Fund, including all of the Board Members who are not "interested persons" of that Target Fund as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), has determined that each Target Fund Acquisition is in the best interests of such Target Fund and its shareholders, and that the interests of such shareholders will not be diluted as a result of effecting the applicable Target Fund Acquisition. However, a shareholder of a Target Fund will hold a lower ownership percentage in the Combined Fund after a Target Fund Acquisition than such shareholder currently holds in the applicable Target Fund.

     In reaching their conclusions, the Boards of MLIM Fund, Global Bond, Mercury Trust and Corporate Fund considered a number of factors, including the following:

          o After a Target Fund Acquisition, it is expected that shareholders of the Target Fund will remain invested in an open-end fund with a substantially larger combined asset base;

          o After a Target Fund Acquisition, shareholders of the applicable Target Fund are likely to benefit from a lower combined investment advisory fee/administration fee rate and reduced operating expenses per share as shareholders of the Combined Fund;

          o After a Target Fund Acquisition, it is expected that shareholders of the applicable Target Fund will benefit from greater flexibility in portfolio management as shareholders of the Combined Fund;

          o After a Target Fund Acquisition, shareholders of the applicable Target Fund will be invested in a diversified fund; and

          o After a Target Fund Acquisition, shareholders of the applicable Target Fund can redeem their shares or exchange them into other Merrill Lynch mutual funds.

     See "Summary--Fee Tables" and "The Reorganization--Potential Benefits to Shareholders of each Fund as a Result of a Target Fund Acquisition."

     If all of the requisite approvals are obtained with respect to a Target Fund Acquisition, it is anticipated that each Target Fund Acquisition will occur as soon as practicable after receipt of such approvals, provided that the Funds have obtained an opinion of counsel concerning the tax consequences of the Reorganization (including each Target Fund Acquisition) as set forth in the Agreement and Plan. Under the Agreement and Plan, a Target Fund Acquisition may be abandoned at any time (whether before or after approval thereof by the shareholders of the applicable Target Fund) prior to the Closing Date (as defined in the Agreement and Plan), or the Closing Date may be postponed, (i) by mutual consent of the Board of the Target Fund and the Board of Bond Fund; (ii) as to each Target Fund, by the Board of that Target Fund if any condition to the obligations of that Target Fund has not been fulfilled or waived by such Board; and (iii) as to Bond Fund with respect to a Target Fund Acquisition, by the Board of Bond Fund if any condition to the obligations of Bond Fund with respect to the Target Fund involved in that Target Fund Acquisition has not been fulfilled or waived by the Board of Bond Fund. In addition, under the Agreement and Plan, the failure of any Target Fund's shareholders to approve the Agreement and Plan will not affect the ability of the shareholders of any other Target Fund to proceed with its Target Fund Acquisition. The consummation of any Target Fund Acquisition is not contingent upon the consummation of any other Target Fund Acquisition. The Board of the applicable Target Fund and of Bond Fund may agree to amend the Agreement and Plan to change the terms of a Target Fund Acquisition at any time prior to the approval by the shareholders of the applicable Target Fund.

Fee Tables

         The fee tables below provide information about the annualized fees and expenses attributable to each class of shares of each Target Fund and Core Bond and, assuming the Reorganization had taken place on March 31, 2002, the estimated pro forma annualized fees and expenses attributable to each class of shares of the Combined Fund. Future fees and expenses may be greater or less than those indicated below.

     Fee Table for Shareholders of Corporate Fund, Class A Shareholders of
      Core Bond, Global Bond, ML Total Return Bond, Class I Shareholders
       of Mercury Total Return Bond and Class A Shareholders of the Pro
                           Forma Combined Fund as of
                          March 31, 2002 (unaudited)

                                                                                                Actual
                                                            ----------------------------------------------------------------------
                                                                                                   ML Total Return    Mercury Total
                                                                 Core Bond       Global Bond           Bond           Return Bond
                                                               --------------   --------------     ----------------   -------------
Shareholder Fees (fees paid directly from
shareholder's investment) (a):


     Maximum Sales Charge (Load) imposed on
       purchases (as a percentage of
       offering price)                                            4.00%(c)           4.00%(c)            4.25%(c)         4.25%(c)

     Maximum Deferred Sales Charge (Load) (as a
       percentage of original purchase price or
       redemption proceeds, whichever is lower)                   None(d)            None(d)            None(d)        None(d)

     Maximum Sales Charge (Load) imposed on
        Dividend Reinvestments                                    None               None               None           None

     Redemption Fee                                               None               None               None           None

     Exchange Fee                                                 None               None               None           None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(e):

     Management Fee                                               0.37%(f)           0.60%              0.30%(g)       0.30%(g)

     Distribution and/or Service (12b-1) Fees(h)                  None               None               None           None

     Other Expenses (including administration and
       transfer agency fees)(i)                                   0.22%              0.76%              1.06%          0.67%
                                                                 -------            -------            -------        --------
     Total Annual Fund Operating Expenses                         0.59%              1.36%              1.36%(k)       0.97%(k)
                                                                 =======            =======            =======        ========
---------------------------------
(See footnotes on page 9)


                                                                                 Actual
                                                            ------------------------------------------------
                                                                                      Pro Forma
                                                                Corporate Fund        Combined
                                                                --------------        ----------

Shareholder Fees (fees paid directly from shareholder's investment) (a):

     Maximum Sales Charge (Load) imposed on
       purchases (as a percentage of offering price)            None               4.00%(c)

     Maximum Deferred Sales Charge (Load) (as a
       percentage of original purchase price or
       redemption proceeds, whichever is lower)                 None               None(d)

     Maximum Sales Charge (Load) imposed on
       Dividend Reinvestments                                   None               None

     Redemption Fee                                             None               None

     Exchange Fee                                               None               None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (e):


     Management Fee                                             0.50%              0.37%(f)

     Distribution and/or Service (12b-1) Fees(h)                None               None

     Other Expenses (including administration and
       transfer agency fees)(i)                                 0.56%              0.22%
                                                              ---------           -------

     Total Annual Fund Operating Expenses                       1.06%              0.59%
                                                              =========           =======

---------------------------------
(See footnotes on page 9)




                                     Fee Table for Class B Shareholders of Core Bond, Global
                                    Bond, ML Total Return Bond and Mercury Total Return Bond
                                      and the Pro Forma Combined Fund as of March 31, 2002
                                                           (unaudited)

                                                                          Actual
                                         --------------------------------------------------------------------------
                                                                                                   ML Total Return   Mercury Total
                                                              Core Bond(b)      Global Bond(b)          Bond(b)      Return Bond(b)
                                                             --------------     --------------     ----------------  --------------
Shareholder Fees (fees paid directly from
shareholder's investment) (a):


     Maximum Sales Charge (Load) imposed on
       purchases (as a percentage of offering price)              None               None               None              None

     Maximum Deferred Sales Charge (Load) (as a
       percentage of original purchase price or
       redemption proceeds, whichever is lower)(j)                4.00%(c)           4.00%(c)           4.00%(c)          4.00%(c)

     Maximum Sales Charge (Load) imposed on
       Dividend Reinvestments                                     None               None               None              None

     Redemption Fee                                               None               None               None              None

     Exchange Fee                                                 None               None               None              None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (e):


     Management Fee                                               0.37%(f)           0.60%              0.30%(g)          0.30%(g)

     Distribution and/or Service (12b-1) Fees(h)                  0.75%              0.75%              1.00%             1.00%

     Other Expenses (including administration and
       transfer agency fees)(i)                                   0.24%              0.76%              1.06%             0.67%
                                                                 -------            -------            --------           -------

     Total Annual Fund Operating Expenses                         1.36%              2.11%              2.36%(k)          1.97%(k)
                                                                 =======            =======            ========

---------------------------------
(See footnotes on page 9)


                                                                          Actual
                                         --------------------------------------------------------------------------
                                                                 Pro Forma
                                                                 Combined(b)
                                                                 -----------
Shareholder Fees (fees paid directly from
shareholder's investment) (a):


     Maximum Sales Charge (Load) imposed on
       purchases (as a percentage of offering price)               None

     Maximum Deferred Sales Charge (Load) (as a
       percentage of original purchase price or
       redemption proceeds, whichever is lower)(j)                 4.00%(c)

     Maximum Sales Charge (Load) imposed on
       Dividend Reinvestments                                      None

     Redemption Fee                                                None

     Exchange Fee                                                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (e):


     Management Fee                                                0.37%(f)

     Distribution and/or Service (12b-1) Fees(h)                   0.75%

     Other Expenses (including administration and
       transfer agency fees)(i)                                    0.24%
                                                                  -------
     Total Annual Fund Operating Expenses                          1.36%
                                                                  =======
---------------------------------
(See footnotes on page 9)




                                     Fee Table for Class C Shareholders of Core Bond, Global
                                    Bond, ML Total Return Bond and Mercury Total Return Bond
                                      and the Pro Forma Combined Fund as of March 31, 2002
                                                           (unaudited)


                                                                          Actual
                                         ----------------------------------------------------------------------------------------
                                                                                                 ML Total Return    Mercury Total
                                                               Core Bond         Global Bond         Bond           Return Bond
                                                              -----------       -------------    ---------------    -------------

Shareholder Fees (fees paid directly from shareholder's investment) (a):


     Maximum Sales Charge (Load) imposed on
       purchases (as a percentage of offering price)              None               None               None              None

     Maximum Deferred Sales Charge (Load) (as a
       percentage of original purchase price or
       redemption proceeds, whichever is lower)                   1.00%(c)           1.00%(c)          1.00%(c)           1.00%(c)

     Maximum Sales Charge (Load) imposed on
       Dividend Reinvestments                                     None               None               None              None

     Redemption Fee                                               None               None               None              None

     Exchange Fee                                                 None               None               None              None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (e):

     Management Fee                                               0.37%(f)           0.60%              0.30%(g)          0.30%(g)

     Distribution and/or Service (12b-1) Fees(h)                  0.80%              0.80%              1.00%             1.00%

     Other Expenses (including administration and
       transfer agency fees)(i)                                   0.25%              0.76%              1.06%             0.67%
                                                                 -------            -------            -------           -------
     Total Annual Fund Operating Expenses                         1.42%              2.16%              2.36%(k)          1.97%(k)
                                                                 =======            =======            =======           =======
---------------------------------
(See footnotes on page 9)



                                                                  Actual
                                         ------------------------------------------------------
                                                                Pro Forma
                                                                Combined
                                                               ----------
Shareholder Fees (fees paid directly from
shareholder's investment) (a):


     Maximum Sales Charge (Load) imposed on
       purchases (as a percentage of offering price)              None

     Maximum Deferred Sales Charge (Load) (as a
       percentage of original purchase price or
       redemption proceeds, whichever is lower)                   1.00%(c)

     Maximum Sales Charge (Load) imposed on
       Dividend Reinvestments                                     None

     Redemption Fee                                               None

     Exchange Fee                                                 None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (e):


     Management Fee                                               0.37%(f)

     Distribution and/or Service (12b-1) Fees(h)                  0.80%

     Other Expenses (including administration and
       transfer agency fees)(i)                                   0.25%
                                                                 -------
     Total Annual Fund Operating Expenses                         1.42%
                                                                 =======

---------------------------------
(See footnotes on page 9)



                                        Fee Table for Class D Shareholders of Core Bond,
                               Global Bond, ML Total Return Bond, Class A Shareholders of Mercury
                              Total Return Bond and Class D Shareholders of the Pro Forma Combined
                                                           Fund as of
                                                   March 31, 2002 (unaudited)


                                                                          Actual
                                         -----------------------------------------------------------------------------------------
                                                                                                 ML Total Return    Mercury Total
                                                               Core Bond         Global Bond          Bond          Return Bond
                                                              -----------       -------------    ---------------    --------------
Shareholder Fees (fees paid directly from
shareholder's investment) (a):

     Maximum Sales Charge (Load) imposed on
       purchases (as a percentage of offering price)              4.00%(c)           4.00%(c)           4.25%(c)          4.25%(c)

     Maximum Deferred Sales Charge (Load) (as a
       percentage of original purchase price or
       redemption proceeds, whichever is lower)                   None(d)            None(d)            None(d)            None(d)

     Maximum Sales Charge (Load) imposed on Dividend
       Reinvestments                                              None               None               None              None

     Redemption Fee                                               None               None               None              None

     Exchange Fee                                                 None               None               None              None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(e):


     Management Fee                                               0.37%(f)           0.60%             0.30%(g)          0.30%(g)

     Distribution and/or Service (12b-1) Fees(h)                  0.25%              0.25%             0.25%             0.25%

     Other Expenses (including administration and
       transfer agency fees)(i)                                   0.22%              0.76%             1.06%             0.67%
                                                                 -------            -------           -------           -------

     Total Annual Fund Operating Expenses                         0.84%              1.61%             1.61%(k)          1.22%(k)
                                                                 =======            =======           =======           =======
---------------------------------
(See footnotes on page 9)




                                                                  Actual
                                         ------------------------------------------------------------
                                                                Pro Forma
                                                                Combined
                                                               ----------
Shareholder Fees (fees paid directly from
shareholder's investment) (a):


     Maximum Sales Charge (Load) imposed on\
       purchases (as a percentage of offering price)             4.00%(c)

     Maximum Deferred Sales Charge (Load) (as a
       percentage of original purchase price or
       redemption proceeds, whichever is lower)                  None(d)

     Maximum Sales Charge (Load) imposed on
       Dividend Reinvestments                                    None

     Redemption Fee                                              None

     Exchange Fee                                                None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (e):


     Management Fee                                              0.37%(f)

     Distribution and/or Service (12b-1) Fees(h)                 0.25%

     Other Expenses (including administration and
       transfer agency fees)(i)                                  0.22%
                                                                -------
     Total Annual Fund Operating Expenses                        0.84%
                                                                =======

---------------------------------
(See footnotes on page 9)



(a) In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.

(b) Class B shares of Core Bond, Global Bond, ML Total Return Bond and the Combined Fund automatically convert to Class D shares approximately ten years after initial purchase. Class B shares of Mercury Total Return Bond automatically convert to Class A shares of Mercury Total Return Bond approximately ten years after initial purchase. After such conversion, such shares will no longer be subject to distribution fees.

(c)  Some investors may qualify for reductions in the sales charge (load).

(d) A shareholder may pay a deferred sales charge if such shareholder purchases $1 million or more and redeems within one year.

(e) The fees and expenses of each of ML Total Return Bond and Mercury Total Return Bond include the expenses of that Fund and that Fund's share of the expenses of Total Return Master.

(f) Bond Fund pays FAM advisory fees at annual rates that decrease as the total assets of its three portfolios increase above certain levels. The fee rates are applied to the average daily net assets of each portfolio, with the reduced rates applicable to portions of the assets of each portfolio to the extent that the aggregate average daily net assets of the three combined portfolios exceeds $250 million, $500 million and $750 million (each such amount being a "breakpoint level"). These annual fee rates range from 0.50% to 0.35% for Core Bond.

(g) Paid by Total Return Master. The Investment Adviser has voluntarily agreed to waive management/administration fees and/or reimburse expenses so that total annual operating expenses do not exceed 0.65%, 1.65%, 1.65% and 0.90% for Classes I/A, Class B, Class C and Classes D/A, respectively. This waiver can be discontinued by the Investment Adviser at any time without notice.

(h) The Funds call the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used in the Prospectuses of the Funds and all other Fund materials. If a shareholder holds Class B or Class C shares for a long time, it may cost that shareholder more in distribution (12b-1) fees than the maximum sales charge that such shareholder would have paid if he or she had bought one of the other classes.

(i) Financial Data Services, Inc., an affiliate of MLIM and FAM, provides transfer agency services to each Fund. The Funds pay a fee for these services. ML Total Return Bond and Mercury Total Return Bond each pay an administration fee to FAM at the annual rate of 0.25% of the relevant Fund's average daily net assets.

(j) The maximum contingent deferred sales charge ("CDSC") on Class B shares of Core Bond, Global Bond and ML Total Return Bond is 4.0% and is reduced to 0.0% after four years. The maximum CDSC on Class B shares of Mercury Total Return Bond is 4.0% and is reduced to 0.0% after six years. Effective December 1, 2002, all newly issued Class B shares of the Funds and the Combined Fund will be subject to the six-year CDSC schedule except that shares of Core Bond acquired by Target Fund shareholders in a Target Fund Acquisition will be subject to the same CDSC schedule as shares of that Target Fund held prior to such Target Fund Acquisition.

(k) Total Annual Fund Operating Expenses in the fee table have been restated to assume the absence of the waiver described in footnote (g) above because the waiver can be discontinued by the Investment Adviser at any time without notice.

EXAMPLES:

These examples assume that an investor invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, that the investor pays the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. This assumption is not meant to indicate that the investor will receive a 5% annual rate of return. The annual return may be more or less than the 5% used in these examples. Although actual costs may be higher or lower, based on these assumptions, an investor's costs would be:



ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

                                        1 Year               3 Years               5 Years              10 Years
--------------------------------------- -------------------- --------------------- -------------------- ---------------------
    Corporate Fund                      $108                 $337                  $585                 $1,294
--------------------------------------- -------------------- --------------------- -------------------- ---------------------
--------------------------------------- -------------------- --------------------- -------------------- ---------------------
Class A/I
--------------------------------------- -------------------- --------------------- -------------------- ---------------------
    Global Bond                         $533                 $814                  $1,115               $1,970
    Mercury Total Return Bond           $520                 $721                  $939                 $1,564
    ML Total Return Bond                $558                 $837                  $1,138               $1,991
    Core Bond                           $458                 $581                  $716                 $1,108
    Combined Fund*                      $458                 $581                  $716                 $1,108
--------------------------------------- -------------------- --------------------- -------------------- ---------------------
Class B
--------------------------------------- -------------------- --------------------- -------------------- ---------------------
    Global Bond                         $614                 $861                  $1,134               $2,441
    Mercury Total Return Bond           $600                 $918                  $1,262               $2,296
    ML Total Return Bond                $639                 $936                  $1,260               $2,696
    Core Bond                           $538                 $631                  $745                 $1,635
    Combined Fund*                      $538                 $631                  $745                 $1,635
--------------------------------------- -------------------- --------------------- -------------------- ---------------------
Class C
--------------------------------------- -------------------- --------------------- -------------------- ---------------------
    Global Bond                         $319                 $676                  $1,159               $2,493
    Mercury Total Return Bond           $300                 $618                  $1,062               $2,296
    ML Total Return Bond                $339                 $736                  $1,260               $2,696
    Core Bond                           $245                 $449                  $776                 $1,702
    Combined Fund*                      $245                 $449                  $776                 $1,702
--------------------------------------- -------------------- --------------------- -------------------- ---------------------
Class D/A
--------------------------------------- -------------------- --------------------- -------------------- ---------------------
    Global Bond                         $557                 $888                  $1,241               $2,235
    Mercury Total Return Bond           $544                 $796                  $1,067               $1,840
    ML Total Return Bond                $582                 $911                  $1,264               $2,255
    Core Bond                           $482                 $657                  $847                 $1,396
    Combined Fund*                      $482                 $657                  $847                 $1,396
-----------
*     Assuming that all four Target Fund Acquisitions had been approved by shareholders, as required, and had been consummated on March 31, 2002.



ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:
                      --------

                                                 1 Year             3 Years             5 Years            10 Years
------------------------------------------------ ------------------ ------------------- ------------------ ------------------
    Corporate Fund                               $108               $337                $585               $1,294
------------------------------------------------ ------------------ ------------------- ------------------ ------------------

------------------------------------------------ ------------------ ------------------- ------------------ ------------------
Class A/I
------------------------------------------------ ------------------ ------------------- ------------------ ------------------
    Global Bond                                  $533               $814                $1,115             $1,970
    Mercury Total Return Bond                    $520               $721                $939               $1,564
    ML Total Return Bond                         $558               $837                $1,138             $1,991
    Core Bond                                    $458               $581                $716               $1,108
    Combined Fund*                               $458               $581                $716               $1,108
------------------------------------------------ ------------------ ------------------- ------------------ ------------------
Class B
------------------------------------------------ ------------------ ------------------- ------------------ ------------------
    Global Bond                                  $214               $661                $1,134             $2,441
    Mercury Total Return Bond                    $200               $618                $1,062             $2,296
    ML Total Return Bond                         $239               $736                $1,260             $2,696
    Core Bond                                    $138               $431                $745               $1,635
    Combined Fund*                               $138               $431                $745               $1,635
------------------------------------------------ ------------------ ------------------- ------------------ ------------------
Class C
------------------------------------------------ ------------------ ------------------- ------------------ ------------------
    Global Bond                                  $219               $676                $1,159             $2,493
    Mercury Total Return Bond                    $200               $618                $1,062             $2,296
    ML Total Return Bond                         $239               $736                $1,260             $2,696
    Core Bond                                    $145               $449                $776               $1,702
    Combined Fund*                               $145               $449                $776               $1,702
------------------------------------------------ ------------------ ------------------- ------------------ ------------------
Class D/A
------------------------------------------------ ------------------ ------------------- ------------------ ------------------
    Global Bond                                  $557               $888                $1,241             $2,235
    Mercury Total Return Bond                    $544               $796                $1,067             $1,840
    ML Total Return Bond                         $582               $911                $1,264             $2,255
    Core Bond                                    $482               $657                $847               $1,396
    Combined Fund*                               $482               $657                $847               $1,396
-----------
*     Assuming that all four Target Fund Acquisitions had been approved by shareholders, as required, and had been consummated on March 31, 2002.



         The foregoing Fee Tables and Examples are intended to assist investors in understanding the costs and expenses that a shareholder of a Target Fund or Core Bond bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account a Target Fund Acquisition. The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Summary," "The Reorganization--Potential Benefits to Shareholders of each Fund as a Result of a Target Fund Acquisition" and "Comparison of the Funds--Management," "--Capital Stock" and "--Redemption of Shares."

Mercury Total
 Return Bond        Mercury Total Return Bond is a series of Mercury Trust
                    which was organized under the laws of the Commonwealth of Massachusetts on August 22, 1984. Mercury Total Return
                    Bond commenced operations on December 6, 1994 and converted to its current master/feeder structure on October 6, 2000 as one of eight series of Mercury Trust and as a feeder of FAM Trust.

ML Total Return     Total Return Bond is a series of MLIM Fund which ML
 Bond               was organized under the laws of the State of Maryland on
                    July 6, 2000. ML Total Return Bond commenced operations on
                    October 6, 2000 as one of two series of MLIM Fund and as a feeder of FAM Trust.

Global Bond         Global Bond was organized under the laws of the
                    Commonwealth of Massachusetts on May 28, 1986. Global Bond commenced operations on October 3, 1988.

Corporate Fund      Corporate Fund was organized under the laws of the State
                    of Maryland on June 9, 1976. Corporate Fund commenced operations on June 9, 1976.

Core Bond           Core Bond is a series of Bond Fund which was organized
                    under the laws of the State of Maryland on November 10, 1978. Core Bond commenced operations on October 31, 1980.
                    As a result of the Target Fund Acquisitions, the net assets of Core Bond would increase by approximately $272.3 million (the aggregate net assets of the Target Funds).

Comparison of
the Funds           The table below highlights information from this document
                    and may not contain all of the information that is important to you. To understand the Reorganization fully and for a more complete description of the legal terms of the Reorganization, you should read carefully this entire document and the documents that accompany this Proxy
                    Statement and Prospectus. In the Reorganization, Core Bond will acquire the assets and liabilities of one or more of the other funds.


                                                        Mercury
                                                         Total         ML Total                    Corporate
                                     Core Bond*       Return Bond    Return Bond   Global Bond       Fund
                                     ----------       -----------    -----------   -----------     ---------
                    Address of    The address of each Fund is 800 Scudders Mill Road, Plainsboro, New Jersey
                    Funds         08536.

                    Type of Fund  Diversified       Diversified      Diversified   Non-          Diversified
                                                                                   diversified

                    Net Assets    $1,381,682,525    $137,369,243     $25,157,097   $54,419,151   $55,409,630
                    as of March
                    31, 2002

                    Investment    High level of     Maximize         Maximize      High total    High level
                    Objective     current income    long-term        long-term     investment    of current
                                  and secondarily   total return     total return  return        income
                                  capital growth




                                                 Mercury
                                                  Total       ML Total                   Corporate
                                  Core Bond*   Return Bond  Return Bond   Global Bond      Fund
                                  ----------   -----------  -----------   -----------      ----
                   Investment    Invests in    Invests in   Invests in    Invests in    Invests in
                   Policies      U.S. and      U.S. and     U.S. and      U.S. and      U.S. and
                                 foreign       foreign      foreign       foreign       foreign
                                 equity,       equity,      equity,       equity,       equity,
                                 debt and      debt and     debt and      debt and      debt and
                                 money         money        money         money         money
                                 market        market       market        market        market
                                 securities    securities   securities    securities    securities

                   Equities      May invest    May invest   May invest    May invest    May invest
                                 up to 10%     up to 20%    up to 20%     up to 20%     up to 20%
                                 of total      of total     of total      of total      of total
                                 assets        assets       assets        assets        assets

                   Debt          Will          Will         Will          Will          Will
                                 ordinarily    ordinarily   ordinarily    ordinarily    ordinarily
                                 invest at     invest at    invest at     invest at     invest at
                                 least 90%     least 80%    least 80%     least 80%     least 80%
                                 of total      of total     of total      of total      of total
                                 assets**      assets**     assets**      assets**      assets

                   Foreign       Limited to    Limited to   Limited to    May invest    Limited to
                   Securities    investing     investing    investing     without       investing
                                 up to 25%     up to 25%    up to 25%     limitation    up to 25%
                                 of total      of total     of total      in foreign    of total
                                 assets in     assets in    assets in     securities    assets in
                                 foreign       foreign      foreign                     foreign
                                 securities    securities   securities                  securities

                   Junk Bonds    May invest    May invest   May invest    May not       May not
                                 up to 10%     up to 15%    up to 15%     invest in     invest in
                                 in junk       in junk      in junk       junk bonds    junk bonds
                                 bonds         bonds        bonds

                   Investment    FAM           FAM/         FAM           MLIM          FAM
                   Adviser/                    Mercury
                   Administrator               Advisors

                   Investment    MLAM U.K.     N/A          N/A           MLAM U.K.     MLAM U.K.
                   Sub-Adviser

                   Portfolio     James         James        James         Gareth        Robert
                   Manager       Pagano and    Pagano and   Pagano and    Fielding      Peterson
                                 Patrick       Patrick      Patrick                     and
                                 Maldari       Maldari      Maldari                     Melinda
                                                                                        Raso
                   ----------------
                  *  Core Bond is the surviving fund in the Reorganization.
                  ** Includes investments in preferred stock.

                  FAM was organized as an investment adviser in 1977 and MLIM was organized as an investment adviser in 1976. Each offers investment advisory services to more than
                  50 registered investment companies. FAM, MLIM and their affiliates had approximately $[o] billion in investment company and other portfolio assets under management as of [o], 2002. See "Comparison of the Funds--Management."

                  Investment Advisory and Administration Fees. The chart below shows the investment advisory and administration fees, if any, paid by each of the Target Funds and by
                  Core Bond:


                                     Fees (as a % of average daily net assets)
                                    ------------------------------------------
                                             Advisory  Administration    Total
                                               Fee          Fee           Fee
                                             --------  --------------    -----
                   ML Total Return Bond        0.30%*     0.25%          0.55%
                   Mercury Total Return Bond   0.30%*     0.25%          0.55%
                   Corporate Fund              0.50%       __            0.50%
                   Global Bond                 0.60%       __            0.60%
                   Core Bond                   0.37%**     __            0.37%**
                   --------------------------
                   *   Paid by Total Return Master.
                   **  Based on the calculation described below.

                   Prior to June 30, 2002, with respect to ML Total Return Bond and Mercury Total Return Bond, FAM had contractually waived the payment of investment advisory/administration fees in order to cap the expenses of these Funds. This contractual waiver is no longer in effect, although FAM currently intends to continue to waive voluntarily the payment of investment advisory/administration fees until the consummation of the Target Fund Acquisitions involving these two Funds.

                   Core Bond's investment advisory agreement with FAM provides that as compensation for FAM's services to Core Bond, FAM receives at the end of each month a fee at the annual rates set forth below, which are based upon the aggregate average daily net assets of the three portfolios of Bond Fund (In addition to Core Bond, Bond Fund offers shares of High Income Portfolio and Intermediate Term Portfolio). The rates are subject to reduction to the extent that the aggregate average daily net assets of the three portfolios of Bond Fund exceed $250 million, $500 million and $750 million. The portion of the assets of Core Bond to which the rate at each breakpoint level applies will be determined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the aggregate average daily net assets of the three portfolios of Bond Fund that fall within that breakpoint level by the aggregate average daily net assets of the three portfolios of Bond Fund. The amount of the advisory fee for Core Bond at each breakpoint level is determined by multiplying the average daily net assets of Core Bond by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.

                   As of June 30, 2002, the aggregate net assets of the three portfolios of Bond Fund were approximately $3.8 billion.
                   As of that date, the aggregate net assets of Core Bond were approximately $1.4 billion and the advisory fee rate payable by Core Bond was approximately 0.37%.

                   Assuming all four Target Fund Acquisitions had taken place on March 31, 2002, the Combined Fund would have paid, on a pro forma basis, a monthly advisory fee at the annual rate of 0.37% of the average daily net assets of the Combined Fund. See "Summary--Fee Tables" and "Comparison of the Funds--Management."

                   12b-1 Fees. Under separate class-specific plans adopted pursuant to Rule 12b-1 under the 1940 Act, Global Bond, ML Total Return Bond and Core Bond pay fees in connection with account maintenance for each of Class B, Class C and Class D shares and in connection with distribution for each of Class B and Class C shares ("12b-1 fees"). Mercury Total Return Bond pays fees in connection with account maintenance for each of Class A, Class B and Class C shares and in connection with distribution for each of Class B and Class C shares. Corporate Fund does not pay 12b-1 fees. Set forth below is a comparison of the 12b-1 fees for Global Bond, Mercury Total Return Bond, ML Total Return Bond and Core Bond:



                                              Account Maintenance Fee
                                             --------------------------

                                                Mercury Total      ML Total
                  Share Class     Global Bond    Return Bond      Return Bond     Core Bond
                  -----------     -----------   -------------     -----------     ---------
                  Class B            0.25%          0.25%           0.25%           0.25%
                  Class C            0.25%          0.25%           0.25%           0.25%
                  Class D/A*         0.25%          0.25%           0.25%           0.25%
                  ----------------------
                  *  Class A for Mercury Total Return Bond; Class D for ML Total Return Bond



                                                   Distribution Fee
                                                  -------------------

                                                       Mercury Total      ML Total
                  Share Class            Global Bond    Return Bond     Return Bond      Core Bond
                  -----------            -----------   -------------    -----------      ---------
                   Class B                  0.50%          0.75%           0.75%           0.50%
                   Class C                  0.55%          0.75%           0.75%           0.55%
                   Class D/A*               N/A            N/A             N/A             N/A
                  ----------------------
                  *    Class A for Mercury Total Return Bond; Class D for ML Total Return Bond


                    Capital Stock. Core Bond, ML Total Return Bond and Global Bond each offers four classes of shares under the Merrill Lynch Select PricingSM System. The Class A, Class B, Class C and Class D shares issued by Core Bond are similar to the Class A, Class B, Class C and Class D shares, respectively, issued by ML Total Return Bond and Global Bond with the exception that (i) they represent ownership interests in a different investment portfolio, (ii) the maximum sales charge (load) imposed on purchases of Class A and Class D shares of ML Total Return Bond is 0.25% higher than the maximum sales charge (load) imposed on purchases of Class A and Class D shares of Core Bond, and
                    (iii) the Rule 12b-1 distribution fees applicable to Class B and Class C shares of ML Total Return Bond are 0.25% and 0.20%, respectively, higher than these fees for Core Bond. Mercury Total Return Bond offers four different classes of shares. The Class I, Class B, Class C and Class A shares issued by Mercury Total Return Bond are similar to the Class A, Class B, Class C and Class D shares, respectively, issued by Core Bond with the exception that
                    (i) they represent ownership interests in a different investment portfolio, (ii) the maximum sales charge (load) imposed on purchases of Class I and Class A shares of Mercury Total Return Bond is 0.25% higher than the maximum sales charge (load) imposed on purchases of Class A and Class D shares of Core Bond, and (iii) the Rule 12b-1 distribution fees applicable to Class B and Class C shares of Mercury Total Return Bond are 0.25% and 0.20%, respectively, higher than these fees for Core Bond. Shares of Core Bond acquired by Target Fund shareholders in a Target Fund Acquisition will be subject to the same CDSC schedule as shares of that Target Fund held prior to such Target Fund Acquisition. Corporate Fund offers one class of shares. Shareholders of Corporate Fund will receive Class A shares of Core Bond in their Target Fund Acquisition. See "Comparison of the Funds--Capital Stock," "--Redemption of Shares" and "Additional Information--Shareholder Services."

                   Overall Annual Expense Ratio. The tables below show (a) the annualized total operating expense ratio for each class of shares for each Target Fund and Core Bond for the six month period ended March 31, 2002, and (b) estimated pro forma annualized operating expense ratio for each class of shares of the Combined Fund assuming only a single Target Fund Acquisition took place, and assuming the Reorganization had taken place on March 31, 2002, both including and excluding any applicable fee waivers and expense reimbursements and excluding any class specific distribution and account maintenance fees.


                                                                   Total Operating Expense Ratios
                                                                  --------------------------------

                   Fund                                Class A/I     Class B      Class C    Class D/A
                   ------------                        ---------     -------      -------    ---------
                   Global Bond                           1.36%        2.11%        2.16%       1.61%
                   Mercury Total
                   Return Bond*                          0.97%        1.97%        1.97%       1.22%
                   ML Total
                   Return Bond*                          1.36%        2.36%        2.36%       1.61%
                   Corporate Fund**                      1.06%         N/A          N/A         N/A
                   Core Bond                             0.59%        1.36%        1.42%       0.84%
                   ----------------------
                   *    Prior to June 30, 2002, with respect to ML Total Return Bond and Mercury
                        Total Return Bond, FAM had contractually waived the payment of investment advisory/administration fees and/or reimbursed expenses in order to cap the expenses of these Funds.  This contractual waiver is no longer in effect, although FAM currently intends to continue to waive voluntarily the payment of investment advisory/administration fees until the consummation of the applicable Target Fund Acquisition as necessary to cap the expenses of these
                        Funds.  See footnote (g) to the Fee Tables above.
                   **   Corporate Fund offers only one class of shares (the equivalent of Class A).




                             Combined Fund Pro Forma Total Operating Expense Ratios*

                                                    Class A     Class B      Class C      Class D
                                                    -------     -------      -------      -------
                   Assuming Only Global
                   Bond Acquired                     0.59%        1.36%       1.42%        0.84%
                   Assuming Only Mercury
                   Total Return Bond Acquired        0.59%        1.36%       1.42%        0.84%
                   Assuming Only ML Total
                   Return Bond Acquired              0.59%        1.36%       1.42%        0.84%
                   Assuming Only Corporate
                   Fund Acquired**                   0.61%        1.38%       1.44%        0.86%
                   Assuming All Target Funds
                   Acquired                          0.59%        1.36%       1.42%        0.84%
                   ----------------------



                   * Assumes the applicable Target Fund Acquisition and the
                     Reorganization had taken place on March 31, 2002. Future fees and expenses may be higher or lower than those indicated above.

                   ** Corporate Fund offers only one class of shares (the
                      equivalent of Class A). In the event that only the Corporate Fund Target Fund Acquisition is consummated, FAM and its affiliates have agreed to waive voluntarily the payment of fees and/or to reimburse expenses as necessary for one year following the Target Fund Acquisition so that the total operating expense ratios of the Combined Fund would be no higher than the total operating expense ratios of Core Bond immediately prior to such Target Fund Acquisition.

                   Purchase of Shares. Shares of Core Bond are offered continuously for sale to the public in the same manner as shares of each of Global Bond, Mercury Total Return Bond and ML Total Return Bond. Shares of Corporate Fund are offered without sales charge to the holder of units of the Corporate Income Fund, International Bond Fund and the Corporate Investment Trust Fund. Holders of units of these unit trust funds may elect to have their distributions reinvested in shares of Corporate Fund rather than paid in cash. Corporate Fund is not open to investment by persons who are not holders of units of the participating unit trust funds and investments in Corporate Fund are limited to reinvestment of distributions.

                   Redemption of Shares. The redemption procedures for shares of Core Bond are the same as the redemption procedures for shares of each Target Fund. For purposes of computing any CDSC that may be payable upon disposition of shares of Core Bond distributed to the Target Fund's shareholders in a Target Fund Acquisition, the holding period for the shares of each Target Fund that are outstanding on the date of a Target Fund Acquisition will be tacked onto the holding period of the shares of Core Bond that are distributed in such Target Fund Acquisition. See "Comparison of the Funds--Redemption of Shares."

                   Dividends. The policies of each Target Fund with respect to dividends and distributions are identical to those of Core Bond. See "Comparison of the Funds--Dividends."

                   Net Asset Value. The Target Funds and Core Bond each determines the net asset value of each class of its shares once daily Monday through Friday as of the close of business on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Each Fund computes net asset value per share in the same manner. See "Comparison of the Funds--Additional Information--Net Asset Value."

                   Voting Rights. The corresponding voting rights of the shareholders of the Target Funds and the shareholders of Core Bond are substantially similar. See "Comparison of the Funds--Additional Information--Capital Stock."

                   Other Significant Considerations. Shareholder services available to shareholders of each Target Fund, such as the providing of annual and semi-annual reports, are substantially the same as those available to the shareholders of Core Bond. See "Comparison of the Funds--Additional Information--Shareholder Services." An automatic dividend reinvestment plan is available to shareholders of each Fund. Such plans are identical. See "Comparison of the Funds--Automatic Dividend Reinvestment Plan" and "Comparison of the Funds--Additional Information--Shareholder Services."

Tax
Considerations     Each Target Fund and Core Bond will receive an opinion of
                   counsel with respect to each Target Fund Acquisition to the effect that, among other things, neither Core Bond nor any Target Fund will recognize any gain or loss on the transaction, and no Target Fund shareholder will recognize any gain or loss upon receipt of shares of Core Bond in a Target Fund Acquisition. Consummation of the Reorganization is subject to the receipt of such opinion of counsel. See
                   "The Reorganization--Tax Consequences of each Target Fund
                   Acquisition."

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

     The following table summarizes the risks of investing in Core Bond, which will be the surviving fund in each Target Fund Acquisition. For more information on the risks summarized below, please see "Investment Risks" in the Core Bond Prospectus. For ease of comparison, the table also indicates whether following the applicable Target Fund Acquisition, shareholders of each Target Fund that approves a Target Fund Acquisition will be subject to these risks to a potentially greater degree or to substantially the same degree as they are now.



[ ]  Substantially same level of risk than before a                    [X]  Potentially greater level of risk than before
     Target Fund Acquisition                                                a Target Fund Acquisition

                                                                     Effect of the Reorganization on Shareholders of:
                                                                     -----------------------------------------------
                                                                     Mercury
                                                                      Total      ML Total                   Corporate
                         Core Bond Risk                            Return Bond  Return Bond  Global Bond      Fund
                        -----------------                          -----------  -----------  -----------    ---------
Bond Market and Selection Risk-- Bond market risk is the risk          [ ]          [ ]          [ ]           [ ]
that the bond market will go down in value, including the
possibility that the market will go down sharply and
unpredictably.  Selection risk is the risk that the securities that the Investment Adviser selects will underperform the
market, the relevant indices or other funds with similar
investment objectives and investment strategies.

Call and Redemption Risk-- A bond's issuer may call a bond for         [ ]          [ ]          [ ]           [ ]
redemption before it matures.  If this happens to a bond a Core
Bond holds, Core Bond may lose income and may have to invest the proceeds in bonds with lower yields.

Credit Risk-- Credit risk is the risk that the issuer will be          [ ]          [ ]          [ ]           [ ]
unable to pay the interest or principal when due.  The degree of credit risk depends on both the financial condition of the
issuer and the terms of the obligation.  Issuers of high-yield bonds generally are more subject to credit risk than issuers of investment grade securities.

Interest Rate Risk-- Interest rate risk is the risk that prices        [ ]          [ ]          [ ]           [ ]
of fixed-income securities generally increase when interest
rates decline and decrease when interest rates increase.  Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Borrowing and Leverage Risk--Core Bond may borrow for temporary        [ ]          [ ]          [ ]           [ ]
emergency purposes including to meet redemptions.  Borrowing may exaggerate changes in the net asset value of Core Bond's shares and in the yield on Core Bond's portfolio.  Borrowing will cost
Core Bond interest expense and other fees.  The costs of
borrowing may reduce Core Bond's return.  Certain securities that Core Bond buys may create leverage including, for example, inverse floating rate securities, when issued securities,
forward commitments and options.



                                                                     Mercury
                                                                      Total      ML Total                   Corporate
                                                                   Return Bond  Return Bond  Global Bond      Fund
                                                                   -----------  -----------  -----------    ---------
                                                                       [ ]          [ ]          [ ]           [ ]

Foreign Market Risk-- Since Core Bond may invest up to 25% of its total assets in foreign securities, it offers the potential for more diversification than an investment only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently than ecurities in the United States. However, such foreign investments involve special risks not present in U.S. investments that can increase the chances that Core Bond will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.

         o The economies of certain foreign markets often do not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

         o Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

         o The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair Core Bond's ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect Core Bond's operations.

         o Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.


                                                                     Mercury
                                                                      Total      ML Total                   Corporate
                                                                   Return Bond  Return Bond  Global Bond      Fund
                                                                   -----------  -----------  -----------    ---------
         o     Because there are fewer investors in foreign
               markets and a smaller number of securities
               traded each day, it may be difficult for Core
               Bond to buy and sell securities on those
               exchanges. In addition, prices of foreign
               securities may go up and down more than prices
               of securities traded in the United States.

         o Non-U.S. markets have different clearance and settlement procedures and in certain markets, settlements may be unable to keep pace with the volume of securities transactions which may cause delays. This means that Core Bond's assets may be uninvested and not earning returns. Core Bond may miss investment opportunities or be unable to dispose of a security because of these delays.

Junk Bonds-- Core Bond may invest in junk bonds. Although junk         [ ]          [ ]          [X]           [X]
bonds generally pay higher rates of interest than investment grade bonds, there is a greater risk of loss of income or
principal. Junk bonds are high-risk investments that may cause losses in Core Bond. The major risks in junk bond investments include:

         o Junk bonds may be issued by less creditworthy companies. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
               Prices of junk bonds are subject to extreme price fluctuations. Adverse changes to the issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.
               Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

         o Junk bonds frequently have redemption features that permit an issuer to repurchase the security from Core Bond before it matures. If the issuer redeems junk bonds, Core Bond may have to invest the proceeds in bonds with lower yields and may lose income.

         o Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions.


                              20


                                                                     Mercury
                                                                      Total      ML Total                   Corporate
                                                                   Return Bond  Return Bond  Global Bond      Fund
                                                                   -----------  -----------  -----------    ---------

          o There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers.
               Because they are less liquid, judgment may play a greater role in valuing certain of Core Bond's securities than is the case with securities trading in a more liquid market.

          o Core Bond may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Mortgage-Backed  and  Asset-Backed  Securities -- Core  Bond  may      [ ]          [ ]          [X]           [ ]
invest   in   mortgage-backed   and   asset-backed    securities.
Mortgage-backed and asset-backed  securities  represent the right to receive a portion of principal  and/or interest  payments made on a pool of  residential  or  commercial  mortgage  loans.  When interest rates fall,  borrowers may refinance or otherwise  repay principal  on their  loans  earlier  than  scheduled.  When  this
happens,   certain  types  of  mortgage-backed  and  asset-backed
securities   will  be  paid  off  more  quickly  than  originally
anticipated  and Core Bond will have to invest  the  proceeds  in securities  with lower yields.  This risk is known as "prepayment
risk."   When   interest    rates   rise,    certain   types   of
mortgage-backed  and  asset-backed  securities  will be paid  off more slowly than  originally  anticipated  and the value of these securities  will fall.  This risk is known as  "extension  risk."
Because of prepayment  risk and extension  risk,  mortgage-backed and  asset-backed  securities  react  differently  to  changes in
interest  rates  than  other   fixed-income   securities.   Small
movements in interest  rates (both  increases and  decreases) may
quickly   and   significantly   reduce   the  value  of   certain
mortgage-backed and asset-backed securities.

Sovereign   Debt --  Core  Bond  may  invest  in  sovereign  debt      [X]          [X]          [ ]           [X]
securities.  These securities are issued or guaranteed by foreign government  entities.  Investments in sovereign debt subject Core
Bond to the risk that a government  entity may delay or refuse to pay interest or repay  principal on its sovereign  debt.  Some of these  reasons  may  include:  cash flow  problems,  insufficient
foreign  currency   reserves,   political   considerations,   the
relative  size of its debt position to its economy or its failure to put in place economic  reforms  required by the  International
Monetary  Fund or other  multilateral  agencies.  If a government entity  defaults,  it may ask for more  time in which to pay,  or for  further  loans.  There is no legal  process  for  collecting sovereign debts that a government does not pay.


                              21


                                                                     Mercury
                                                                      Total      ML Total                   Corporate
                                                                   Return Bond  Return Bond  Global Bond      Fund
                                                                   -----------  -----------  -----------    ---------
Securities  Lending-- Core Bond may lend  securities to financial      [ ]          [ ]          [ ]           [ ]
institutions   that   provide  cash  or   securities   issued  or
guaranteed  by the  U.S.  Government  as  collateral.  Securities lending  involves  the risk that the  borrower may fail to return the  securities in a timely  manner or at all. As a result,  Core
Bond may lose  money and there may be a delay in  recovering  the loaned  securities.  Core Bond  could  also lose money if it does not  recover  the  loaned  securities  and/or  the  value  of the collateral  falls,  including the value of investments  made with
cash   collateral.   These  events  could  trigger   adverse  tax
consequences to Core Bond.

Hedging -- Core Bond may use  derivatives  for  hedging  purposes      [X]          [X]          [X]           [X]
including  anticipatory  hedges.  Hedging is a strategy  in which
Core Bond uses a derivative to offset the risks  associated  with other Core Bond  holdings.  While hedging can reduce  losses,  it can also  reduce  or  eliminate  gains if the  market  moves in a different  manner than anticipated by Core Bond or if the cost of the derivative  outweighs the benefit of the hedge.  Hedging also involves  the risk that  changes  in the value of the  derivative will not match those of the holdings  being hedged as expected by
Core Bond, in which case any losses on the holdings  being hedged may not be reduced.  There can be no  assurance  that Core Bond's hedging  strategy  will reduce risk or that hedging  transactions will be  either  available  or cost  effective.  Core Bond is not required to use hedging and may choose not to do so.

Swap Agreements-- Core Bond may engage in swap  agreements.  Swap      [ ]          [ ]          [ ]           [X]
agreements  are  over-the-counter  contracts  in which  one party agrees to make  periodic  payments  based on the change in market value of a specified  bond,  basket of bonds,  or index in return for periodic  payments based on a fixed or variable interest rate or the  change in market  value of a  different  bond,  basket of bonds,  or index.  Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical  custody of securities.

Derivatives  --  Core  Bond  may  use   derivative   instruments,      [ ]          [ ]          [ ]           [X]
including  indexed and inverse  securities,  options on portfolio positions,  options on  securities  or other  financial  indices,
financial   futures  and   options  on  such   futures  and  swap
agreements.  Derivatives  allow Core Bond to increase or decrease its risk exposure more quickly and  efficiently  than other types
of   instruments.    Derivatives   are   volatile   and   involve
significant risks, including:

          Credit Risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to Core Bond.


                              22


                                                                     Mercury
                                                                      Total      ML Total                   Corporate
                                                                   Return Bond  Return Bond  Global Bond      Fund
                                                                   -----------  -----------  -----------    ---------

          Leverage Risk -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

          Liquidity Risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Indexed  and Inverse  Floating  Rate  Securities -- Core Bond may      [ ]          [ ]          [X]           [X]
invest  in  securities  whose  potential   returns  are  directly
related to  changes  in an  underlying  index or  interest  rate, known as indexed  securities.  The  return on indexed  securities will rise when the  underlying  index or interest  rate rises and fall when the index or interest  rate  falls.  Core Bond may also invest  in  securities  whose  return  is  inversely  related  to changes in an  interest  rate  (inverse  floaters).  In  general,
income  on  inverse   floaters  will  decrease  when   short-term
interest  rates  increase and increase when  short-term  interest rates  decrease.  Investments  in inverse  floaters  may  subject
Core  Bond  to  the  risks  of  reduced  or  eliminated  interest payments and losses of principal.  In addition,  certain  indexed securities  and  inverse  floaters  may  increase  or decrease in value at a greater rate than the underlying  interest rate, which effectively  leverages Core Bond's  investment.  As a result, the market value of such  securities  will generally be more volatile
than  that  of  fixed  rate,   tax-exempt   securities.   Indexed
securities  and inverse  floaters are  derivative  securities and can be considered speculative.

Repurchase  Agreements -- Core  Bond may  invest  in  obligations      [ ]          [ ]          [ ]           [ ]
which are subject to repurchase  agreements  with any member bank of the Federal Reserve System or primary dealer in U.S.  Treasury securities.  The bank or dealer agrees to repurchase the security from Core Bond at a set time and price,  which sets the yield. If the bank or dealer  defaults,  Core Bond may suffer  time  delays and incur costs and possible losses.

Illiquid  Securities -- Core  Bond  may  invest  up to 15% of its      [ ]          [ ]          [ ]           [ ]
assets in illiquid  securities  that it cannot easily sell within seven days at  current  value or that have  contractual  or legal restrictions  on resale.  If Core Bond buys  illiquid  securities it may be  unable  to  quickly  sell  them or may be able to sell them only at a price below current value.

Restricted  Securities -- Core  Bond may  invest up to 10% of its      [ ]          [ ]          [ ]           [ ]
total  assets in  restricted  securities.  Restricted  securities have  contractual or legal  restrictions  on their resale and may include  "private  placement"  securities  that  Core  Bond  buys directly from the issuer.  Private placement and other restricted securities  may not be  listed  on an  exchange  and may  have no active trading market.


                              23


                                                                     Mercury
                                                                      Total      ML Total                   Corporate
                                                                   Return Bond  Return Bond  Global Bond      Fund
                                                                   -----------  -----------  -----------    ---------

Restricted securities may be illiquid. Core Bond may be unable to sell them on short notice or may be able to sell them only at a price below current value. Core Bond may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Core Bond management receives material adverse nonpublic information about the issuer, then Core Bond will not be able to sell the securities.

         Global Bond is subject to the following additional principal risk:

         Non-Diversification Risk -- Global Bond is a non-diversified fund. The other Funds are diversified funds. A non-diversified fund may concentrate its investments among fewer issuers than a diversified fund which exposes Global
Bond to credit and market risks associated with such issuers.

         Except where noted, each Target Fund may be subject, to a lesser extent, to risks associated with the following investment strategies:

         Emerging Markets Risk -- Corporate Fund may invest in emerging markets.
The risks of foreign investments are usually much greater for emerging markets.
Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation, or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affects returns to U.S. investors. In addition. the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions, or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

         Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

         Variable Rate Demand Obligations -- Mercury Total Return Bond and ML
Total Return Bond may invest in variable rate demand obligations ("VRDOs").
VRDOs are floating rate securities that consist of an interest in a long-term bond and the conditional right to demand payment prior to the bond's maturity from a bank or other financial institution. If the bank or other financial institution is unable to pay on demand, a Fund may be adversely affected. In addition, these securities are subject to credit risk.

         Corporate Loans -- Mercury Total Return Bond and ML Total Return Bond may invest in corporate loans. Corporate loans are subject to the risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans and the value of the collateral may not completely cover the borrower's obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

         Convertible Securities -- Mercury Total Return Bond and ML Total Return
Bond may invest in convertible securities. Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends
(preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

                             COMPARISON OF THE FUNDS

Financial Highlights

         Core Bond. The Financial Highlights table is intended to help you understand Core Bond's financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Core Bond share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of Core Bond (assuming reinvestment of all dividends). The information for the years ended September 30, 1998, 1999, 2000, 2001 and 2002 has been audited by [o] whose report, along with Core Bond's financial statements, is included in Bond Fund's annual report to shareholders that accompanies this Proxy Statement and Prospectus.

         The following per share data and ratios have been derived from information provided in the financial statements:

                                                                               Class A
                                                          -------------------------------------------------------
                                                                        For the Year Ended September 30,
                                                          -------------------------------------------------------
  Increase (Decrease) in Net Asset                            2002       2001      2000      1999      1998
  Value:
-----------------------------------------------------------------------------------------------------------------
  Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of                                        $ 10.68    $ 10.88   $ 11.78   $ 11.40
  period
-----------------------------------------------------------------------------------------------------------------
  Investment income--net                                                   .66        .72       .70       .73
-----------------------------------------------------------------------------------------------------------------
  Realized and unrealized gain
     (loss) on investments--net                                            .53       (.20)     (.90)      .38
-----------------------------------------------------------------------------------------------------------------
  Total from investment operations                                        1.19        .52      (.20)     1.11
-----------------------------------------------------------------------------------------------------------------
  Less dividends from investment
     income--net                                                          (.66)      (.72)     (.70)     (.73)
-----------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                       $ 11.21    $ 10.68   $ 10.88   $ 11.78
-----------------------------------------------------------------------------------------------------------------
  Total Investment Return:*
-----------------------------------------------------------------------------------------------------------------
  Based on net asset value per share                                     11.44%      5.09%    (1.70%)   10.05%
-----------------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------------------------
  Expenses                                                                 .61%       .57%      .57%      .58%
-----------------------------------------------------------------------------------------------------------------
  Investment income--net                                                  6.03%      6.79%     6.22%     6.32%
-----------------------------------------------------------------------------------------------------------------
  Supplemental Data:
-----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (in                                        $519,815   $489,778  $535,188  $600,655
  thousands)
-----------------------------------------------------------------------------------------------------------------
  Portfolio turnover                                                    262.47%     94.67%    79.06%   149.41%
-----------------------------------------------------------------------------------------------------------------

  ----------
  * Total investment returns exclude the effects of sales charges.


                                                                       Class B
                                        --------------------------------------------------------------
                                                          For the Year Ended September 30,
                                        --------------------------------------------------------------
  Increase (Decrease) in Net Asset        2002       2001      2000     1999      1998
  Value:
------------------------------------------------------------------------------------------------------
  Per Share Operating Performance:
------------------------------------------------------------------------------------------------------
  Net asset value, beginning of                    $10.68     $10.88   $11.78    $11.40
  period
------------------------------------------------------------------------------------------------------
  Investment income--net                              .57        .64      .61       .64
------------------------------------------------------------------------------------------------------
  Realized and unrealized gain
     (loss) on investments--net                       .53       (.20)    (.90)      .38
------------------------------------------------------------------------------------------------------
  Total from investment operations                   1.10        .44     (.29)     1.02
------------------------------------------------------------------------------------------------------
  Less dividends from investment
     income--net                                     (.57)      (.64)    (.61)     (.64)
------------------------------------------------------------------------------------------------------
  Net asset value, end of period                   $11.21     $10.68   $10.88    $11.78
------------------------------------------------------------------------------------------------------
  Total Investment Return:*
------------------------------------------------------------------------------------------------------
  Based on net asset value per share                10.59%      4.29%   (2.45%)    9.21%
------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------
  Expenses                                           1.38%      1.34%    1.33%     1.34%
------------------------------------------------------------------------------------------------------
  Investment income--net                             5.25%      6.02%    5.46%     5.56%
------------------------------------------------------------------------------------------------------
  Supplemental Data:
------------------------------------------------------------------------------------------------------
  Net assets, end of period (in                   $511,166   $455,162  $636,115 $685,345
  thousands)
------------------------------------------------------------------------------------------------------
  Portfolio turnover                               262.47%     94.67%   79.06%   149.41%
------------------------------------------------------------------------------------------------------


  ----------
  * Total investment returns exclude the effects of sales charges.

                   Core Bond-Financial Highlights (concluded)

                                                                Class C
                                     ---------------------------------------------------------------
                                                          For the Year Ended September 30,
                                     ---------------------------------------------------------------
  Increase (Decrease) in Net Asset       2002       2001      2000      1999      1998
     Value:
-----------------------------------------------------------------------------------------------------
  Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------
  Net asset value, beginning of
     period                                     $ 10.68  $ 10.88   $ 11.79   $ 11.40
-----------------------------------------------------------------------------------------------------
  Investment income--net                            .57      .64       .61       .63
-----------------------------------------------------------------------------------------------------
  Realized and unrealized gain
     (loss) on  investments--net                    .53      (.20)     (.91)     .39
-----------------------------------------------------------------------------------------------------
  Total from investment operations                 1.10     .44       (.30)     1.02
-----------------------------------------------------------------------------------------------------
  Less dividends from investment
     income--net                                   (.57)    (.64)     (.61)     (.63)
-----------------------------------------------------------------------------------------------------
  Net asset value, end of period                $ 11.21  $ 10.68   $ 10.88   $ 11.79
-----------------------------------------------------------------------------------------------------
  Total Investment Return:*
-----------------------------------------------------------------------------------------------------
  Based on net asset value per share              10.53%   4.23%     (2.58%)   9.25%
-----------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------------
  Expenses                                         1.44%    1.39%     1.38%     1.40%
-----------------------------------------------------------------------------------------------------
  Investment income--net                           5.16%    5.96%     5.41%     5.50%
-----------------------------------------------------------------------------------------------------
  Supplemental Data:
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (in
     thousands)                                  $76,963   $55,889   $79,581  $77,464
-----------------------------------------------------------------------------------------------------
  Portfolio turnover                             262.47%   94.67%    79.06%   149.41%
-----------------------------------------------------------------------------------------------------

                                                                  Class D
                                     ----------------------------------------------------------------
                                                           For the Year Ended September 30,
                                     ----------------------------------------------------------------
  Increase (Decrease) in Net Asset         2002       2001      2000     1999      1998
     Value:
-----------------------------------------------------------------------------------------------------
  Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------
  Net asset value, beginning of
     period                                         $10.68     $10.88   $11.79    $11.41
-----------------------------------------------------------------------------------------------------
  Investment income--net                               .63        .70      .67       .70
-----------------------------------------------------------------------------------------------------
  Realized and unrealized gain
     (loss) on  investments--net                       .53       (.20)    (.91)      .38
-----------------------------------------------------------------------------------------------------
  Total from investment operations                    1.16        .50     (.24)     1.08
-----------------------------------------------------------------------------------------------------
  Less dividends from investment
     income--net                                      (.63)      (.70)    (.67)    (.70)
-----------------------------------------------------------------------------------------------------
  Net asset value, end of period                    $11.21     $10.68   $10.88   $11.79
-----------------------------------------------------------------------------------------------------
  Total Investment Return:*
-----------------------------------------------------------------------------------------------------
  Based on net asset value per share                 11.16%      4.83%   (2.03%)   9.77%
-----------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------------
  Expenses                                             .86%       .82%     .82%     .82%
-----------------------------------------------------------------------------------------------------
  Investment income--net                              5.75%      6.55%    5.98%    6.07%
-----------------------------------------------------------------------------------------------------
  Supplemental Data:
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (in
     thousands)                                    $201,269   $148,890 $135,401 $123,202
-----------------------------------------------------------------------------------------------------
  Portfolio turnover                                262.47%     94.67%   79.06%  149.41%
-----------------------------------------------------------------------------------------------------

---------------
  * Total investment returns exclude the effects of sales charges.

         Mercury Total Return Bond. The Financial Highlights table is intended to help you understand Mercury Total Return Bond's financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Mercury Total Return Bond share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of Mercury Total Return Bond Fund (assuming reinvestment of all dividends). The information for the years ended June 30, 1998, 1999, 2000, 2001 and 2002 has been audited by [o] whose report, along with Mercury Total Return Bond's financial statements, is included in Mercury Trust's annual report to shareholders which is available upon request.

         The following per share data and ratios have been derived from information provided in the financial statements:

                                                                      Class I(1)
                                              ------------------------------------------------------------



                                                            For the Year Ended June 30,
                                              ------------------------------------------------------------
 Increase (Decrease) in Net Asset Value:          2002      2001(3)      2000        1999        1998
------------------------------------------------------------------------------------------------------------
 Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $12.48      $12.33      $12.85      $13.46      $13.04
------------------------------------------------------------------------------------------------------------
 Investment income--net                            .68***      .83         .86         .81         .89
------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on                        .15        (.54)       (.49)        .50
     investments                                   .40
     from the Portfolio--net
------------------------------------------------------------------------------------------------------------
 Total from investment operations                 1.08         .98         .32         .32        1.39
------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
     Investment income--net                       (.70)       (.83)       (.84)       (.83)       (.97)
------------------------------------------------------------------------------------------------------------
     Realized gain on investments--net             --          --          --         (.10)         --
------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                (.70)       (.83)       (.84)       (.93)       (.97)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $12.86     $ 12.48     $ 12.33     $ 12.85     $ 13.46
------------------------------------------------------------------------------------------------------------
 Total Investment Return:**
------------------------------------------------------------------------------------------------------------
 Based on net asset value per share               8.78%       8.18%       2.59%       2.30%      11.04%
------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement(4)                .65%         .65%        .65%        .65%       .65%
------------------------------------------------------------------------------------------------------------
 Expenses(4)                                     1.08%         .93%        .92%        .79%      1.02%
------------------------------------------------------------------------------------------------------------
 Investment income--net                          5.28%        6.60%       6.80%       5.78%      6.65%
------------------------------------------------------------------------------------------------------------
 Supplemental Data:
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $63,268      $86,849     $100,372   $124,320    $45,250
------------------------------------------------------------------------------------------------------------
 Portfolio turnover                            208.91%+++   276.08%++   247.00%     233.00%    195.00%
------------------------------------------------------------------------------------------------------------

                                                                  Class A(1)
                                              ---------------------------------------------------
                                                                                      For the
                                                                                   Period June
                                                                                    2, 1999(2)
                                                     For the Year Ended June 30,    to June 30,
                                              ------------------------------------
 Increase (Decrease) in Net Asset Value:          2002       2001(3)      2000         1999
-------------------------------------------------------------------------------------------------
 Per Share Operating Performance:
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $12.46      $12.33      $12.85       $12.88
-------------------------------------------------------------------------------------------------
 Investment income--net                            .68***      .78         .80          .06
-------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on            .38         .15        (.51)        (.03)
     investments
     from the Portfolio--net
-------------------------------------------------------------------------------------------------
 Total from investment operations                 1.06         .93         .29          .03
-------------------------------------------------------------------------------------------------
 Less dividends and distributions:
     Investment income--net                       (.67)       (.80)       (.81)        (.06)
-------------------------------------------------------------------------------------------------
     Realized gain on investments--net              --          --         --           --
-------------------------------------------------------------------------------------------------
 Total dividends and distributions                (.67)       (.80)       (.81)        (.06)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $12.85      $12.46      $12.33       $12.85
-------------------------------------------------------------------------------------------------
 Total Investment Return:**
-------------------------------------------------------------------------------------------------
 Based on net asset value per share               8.60%       7.76%       2.37%         .23%+
-------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets:
-------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement(4)                 .90%        .90%        .90%         .90%*
-------------------------------------------------------------------------------------------------
 Expenses(4)                                      1.32%       1.18%       1.17%        1.18%*
-------------------------------------------------------------------------------------------------
 Investment income--net                           5.32%       6.31%       6.55%        6.26%*
-------------------------------------------------------------------------------------------------
 Supplemental Data:
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $58,547     $66,908     $43,940        $350
-------------------------------------------------------------------------------------------------
 Portfolio turnover                             208.91%+++  276.08%++   247.00%      233.00%
-------------------------------------------------------------------------------------------------

----------
*     Annualized.
**    Total investment returns exclude the effects of sales charges. Total
      Return Master's Investment Adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
***   Based on average shares outstanding.
(1)   Prior to October 6, 2000, Class I shares were designated Investor Class shares and Class A shares were designated Distributor Class shares.
(2)   Commencement of operations.
(3)   On October 6, 2000, the Fund converted from a series of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Total Return Master, a series of FAM Trust, that has the same investment objective as the Fund.
      All investments will be made at Total Return Master's level. This structure is sometimes called a "master/feeder" structure.
(4)   Includes the Fund's share of Total Return Master's allocated expenses.
+     Aggregate total investment return.
++    Portfolio turnover from Total Return Master for the period October 6, 2000
      (commencement of operations for Total Return Master) to June 30, 2001.
+++   Portfolio turnover from Total Return Master.


          Mercury Total Return Bond - Financial Highlights (concluded)


                                                                                                     Class B
                                                                                   ---------------------------------------------
Increase (Decrease) in                                                                                       For the Period
Net Asset Value:                                                                     For the Year Ended    October 6, 2000 (1)
                                                                                       June 30, 2002        to June 30, 2001
---------------------------------------------------------------------------------- ---------------------- ----------------------
Per Share Operating Performance:
---------------------------------------------------------------------------------- ---------------------- ----------------------
Net asset value, beginning of period                                                     $12.42                $12.38
---------------------------------------------------------------------------------- ---------------------- ----------------------
Investment income - net                                                                     .61***                .55
---------------------------------------------------------------------------------- ---------------------- ----------------------
Realized and unrealized gain on investments and from the Portfolio - net                    .42                   .07

---------------------------------------------------------------------------------- ---------------------- ----------------------
Total from investment operations                                                           1.03                   .62
---------------------------------------------------------------------------------- ---------------------- ----------------------
Less dividends from investment income - net                                                (.64)                 (.58)
---------------------------------------------------------------------------------- ---------------------- ----------------------
Net asset value, end of period                                                           $12.81                $12.42
---------------------------------------------------------------------------------- ---------------------- ----------------------
Total Investment Return:**
---------------------------------------------------------------------------------- ---------------------- ----------------------
Based on net asset value per share                                                         8.31%                 5.08%+
---------------------------------------------------------------------------------- ---------------------- ----------------------
Ratios to Average Net Assets:
---------------------------------------------------------------------------------- ---------------------- ----------------------
Expenses, net of reimbursement (2)                                                         1.16%                 1.40%*
---------------------------------------------------------------------------------- ---------------------- ----------------------
Expenses (2)                                                                               1.57%                 1.65%*
---------------------------------------------------------------------------------- ---------------------- ----------------------
Investment income - net                                                                    4.91%                 5.63%*
---------------------------------------------------------------------------------- ---------------------- ----------------------
Supplemental Data:
---------------------------------------------------------------------------------- ---------------------- ----------------------
Net assets, end of period (in thousands)                                                   $388                $146
---------------------------------------------------------------------------------- ---------------------- ----------------------
Portfolio turnover from the Portfolio                                                    208.91%               276.08%
---------------------------------------------------------------------------------- ---------------------- ----------------------

                                                                                                    Class C
                                                                                   ---------------------------------------------
Increase (Decrease) in                                                                                       For the Period
Net Asset Value:                                                                      For the Year Ended   October 6, 2000 (1)
                                                                                       June 30, 2002        to June 30, 2001
---------------------------------------------------------------------------------- ---------------------- ----------------------
Per Share Operating Performance:
---------------------------------------------------------------------------------- ---------------------- ----------------------
Net asset value, beginning of period                                                     $12.26                $12.38
---------------------------------------------------------------------------------- ---------------------- ----------------------
Investment income - net                                                                     .62***                .41
---------------------------------------------------------------------------------- ---------------------- ----------------------
Realized and unrealized gain on investments and from the Portfolio - net                                          .09
                                                                                            .38
---------------------------------------------------------------------------------- ---------------------- ----------------------
Total from investment operations                                                           1.00                   .50
---------------------------------------------------------------------------------- ---------------------- ----------------------
Less dividends from investment income - net                                                (.64)                 (.62)
---------------------------------------------------------------------------------- ---------------------- ----------------------
Net asset value, end of period                                                           $12.62                $12.26
---------------------------------------------------------------------------------- ---------------------- ----------------------
Total Investment Return:**
---------------------------------------------------------------------------------- ---------------------- ----------------------
Based on net asset value per share                                                         8.29%                 4.10%+
---------------------------------------------------------------------------------- ---------------------- ----------------------
Ratios to Average Net Assets:
---------------------------------------------------------------------------------- ---------------------- ----------------------
Expenses, net of reimbursement (2)                                                          .89%                  .43%*
---------------------------------------------------------------------------------- ---------------------- ----------------------
Expenses (2)                                                                               1.30%                  .43%*
---------------------------------------------------------------------------------- ---------------------- ----------------------
Investment income - net                                                                    4.93%                 3.97%*
---------------------------------------------------------------------------------- ---------------------- ----------------------
Supplemental Data:
---------------------------------------------------------------------------------- ---------------------- ----------------------
Net assets, end of period (in thousands)                                                    $6                    --
---------------------------------------------------------------------------------- ---------------------- ----------------------
Portfolio turnover from the Portfolio                                                    208.91%               276.08%
---------------------------------------------------------------------------------- ---------------------- ----------------------

----------
*     Annualized.
**    Total investment returns exclude the effects of sales charges. Total
      Return Master's Investment Adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
***   Based on average shares outstanding.
(1)   Commencement of operations.
(2)   Includes the Fund's share of Total Return Master's allocated expenses.
+     Aggregate total investment return.


         ML Total Return Bond. The Financial Highlights table is intended to help you understand the Total Return Bond's financial performance for the periods shown. Certain information reflects financial results for a single ML Total Return Bond share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of ML Total Return Bond (assuming reinvestment of all dividends). The information for the period ended June 30, 2001 and the year ended June 30, 2002 has been audited by [o] whose report, along with ML Total Return Bond's financial statements, is included in MLIM Fund's annual report to shareholders which is available upon request.

         The following per share data and ratios have been derived from information provided in the financial statements:


                                                             For the Year Ended
                                                               June 30, 2002
-------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Asset         Class A        Class B         Class C        Class D
  Value:
-------------------------------------------------------------------------------------------------------
  Per Share Operating Performance:
-------------------------------------------------------------------------------------------------------
  Net asset value, beginning of
  period                                  $ 10.20       $ 10.18         $ 10.18          $10.19
-------------------------------------------------------------------------------------------------------
  Investment income--net                     .51***         .44***          .40***          .51***
-------------------------------------------------------------------------------------------------------
  Realized and unrealized gain on
     investments from the
     Portfolio--net                          .42            .39             .47             .41
-------------------------------------------------------------------------------------------------------
  Total from investment operations           .93            .83             .87             .92
-------------------------------------------------------------------------------------------------------
  Less dividends and distributions:
     Investment income--net                 (.57)          (.47)           (.51)             (.56)
     Realized gain on investments--net      (.01)          (.01)           (.01)             (.01)
-------------------------------------------------------------------------------------------------------
  Total dividends and distributions         (.58)          (.48)           (.52)             (.57)
-------------------------------------------------------------------------------------------------------
  Net asset value, end of period          $10.55         $10.53          $10.53            $10.54
-------------------------------------------------------------------------------------------------------
  Total Investment Return:**
-------------------------------------------------------------------------------------------------------
  Based on net asset value per share        9.30%          8.21%           8.22%             9.03%
-------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
-------------------------------------------------------------------------------------------------------
  Expenses, net of reimbursement++          .65%           1.65%           1.64%              .90%
-------------------------------------------------------------------------------------------------------
  Expenses++                               1.54%           2.58%           2.51%             1.80%
-------------------------------------------------------------------------------------------------------
  Investment income--net                   5.07%           4.22%           4.07%             4.85%
-------------------------------------------------------------------------------------------------------
  Supplemental Data:
-------------------------------------------------------------------------------------------------------
  Net assets, end of period (in
  thousands)                              $875           $10,113         $10,339          $10,107
-------------------------------------------------------------------------------------------------------
  Portfolio turnover from the            208.91%        208.91%         208.91%          208.91%
  Portfolio
-------------------------------------------------------------------------------------------------------


                                                             For the Period
                                                   October 6, 2000+ to June 30, 2001
----------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Asset       Class A         Class B        Class C         Class D
  Value:
----------------------------------------------------------------------------------------------------
  Per Share Operating Performance:
----------------------------------------------------------------------------------------------------
  Net asset value, beginning of
  period                                 $10.00          $10.00         $10.00         $ 10.00
----------------------------------------------------------------------------------------------------
  Investment income--net                    .45             .35            .36             .42
----------------------------------------------------------------------------------------------------
  Realized and unrealized gain on
     investments from the
     Portfolio--net                         .17             .18            .17             .17
----------------------------------------------------------------------------------------------------
  Total from investment operations          .62             .53            .53             .59
----------------------------------------------------------------------------------------------------
  Less dividends and distributions:
     Investment income--net                (.42)           (.35)          (.35)           (.40)
     Realized gain on investments--net      --              --             --              --
----------------------------------------------------------------------------------------------------
  Total dividends and distributions        (.42)           (.35)          (.35)           (.40)
----------------------------------------------------------------------------------------------------
  Net asset value, end of period         $10.20         $ 10.18        $ 10.18          $10.19
----------------------------------------------------------------------------------------------------
  Total Investment Return:**
----------------------------------------------------------------------------------------------------
  Based on net asset value per share       6.23%+++        5.39%+++       5.39%+++        5.97%+++
----------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
----------------------------------------------------------------------------------------------------
  Expenses, net of reimbursement++          .65%*          1.65%*         1.65%*           .90%*
----------------------------------------------------------------------------------------------------
  Expenses++                              19.00%*         20.00%*        20.00%*         19.25%*
----------------------------------------------------------------------------------------------------
  Investment income--net                   6.56%*          5.32%*         5.44%*          6.19%*
----------------------------------------------------------------------------------------------------
  Supplemental Data:
----------------------------------------------------------------------------------------------------
  Net assets, end of period (in
  thousands)                              $64            $2,077           $259            $805
----------------------------------------------------------------------------------------------------
  Portfolio turnover from the            276.08%         276.08%        276.08%         276.08%
  Portfolio
----------------------------------------------------------------------------------------------------
----------
*     Annualized.
**    Total investment returns exclude the effects of sales charges. Total
      Return Master's Investment Adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
*** Based on average shares outstanding.
+     Commencement of operations.
++ Includes the Fund's share of Total Return Master's allocated expenses. +++
Aggregate total investment return.

        Global Bond. The Financial Highlights table is intended to help you understand Global Bond's financial performance for each of the past five fiscal years and for the period January 1, 2002 to June 30, 2002. Certain information reflects financial results for a single Global Bond share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of Global Bond (assuming reinvestment of all dividends). The information for the years ended December 31, 1997, 1998, 1999, 2000 and 2001 has been audited by [o] whose report, along with Global Bond's financial statements, is included in Global Bond's annual report to shareholders which is available upon request. The information for the period January 1, 2002 to June 30, 2002 is unaudited.

         The following per share data and ratios have been derived from information provided in the financial statements:


                                                                Class A
                                     ---------------------------------------------------------------
                                      For the Six
                                        Months
                                        Ended
                                       June 30,              For the Year Ended December 31,
 Increase (Decrease) in                  2002      --------------------------------------------------
  Net Asset Value:                    (unaudited)   2001      2000      1999      1998      1997
-----------------------------------------------------------------------------------------------------
  Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------
  Net asset value, beginning of
  period                                $7.61       $8.13    $8.46   $  9.66     $9.12     $9.56
-----------------------------------------------------------------------------------------------------
  Investment income - net                 .08+        .22      .36       .45       .52       .54
-----------------------------------------------------------------------------------------------------
  Realized and unrealized gain
     (loss) on investments and
     foreign currency transactions
     - net                                .53        (.52)    (.33)     (1.20)     .54      (.44)
-----------------------------------------------------------------------------------------------------
  Total from investment operations        .61        (.30)     .03       (.75)    1.06       .10
-----------------------------------------------------------------------------------------------------
  Less dividends:
     Investment income - net             (.08)         --       --      (.34)     (.52)     (.14)
     Return of capital - net              --         (.22)    (.36)     (.11)       --      (.40)
-----------------------------------------------------------------------------------------------------
  Total dividends                        (.08)       (.22)    (.36)     (.45)     (.52)     (.54)
-----------------------------------------------------------------------------------------------------
  Net asset value, end of period        $8.14       $7.61  $  8.13   $  8.46   $  9.66     $9.12
-----------------------------------------------------------------------------------------------------
  Total Investment Return:**
-----------------------------------------------------------------------------------------------------
  Based on net asset value per share     8.03%++    (3.78%)    .52%      (7.92%) 11.99%     1.19%
-----------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------------
  Expenses                               1.47%*      1.40%    1.07%     1.06%      .92%      .96%
-----------------------------------------------------------------------------------------------------
  Investment income--net                 2.03%*      2.79%    4.50%     5.02%     5.57%     5.83%
-----------------------------------------------------------------------------------------------------
  Supplemental Data:
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (in
  thousands)                           $9,080      $8,815   $11,517   $16,776   $26,289   $27,522
-----------------------------------------------------------------------------------------------------
  Portfolio turnover                   113.08%     124.66%  221.49%   138.81%   129.20%   699.63%
-----------------------------------------------------------------------------------------------------


                                                                Class B
                                     --------------------------------------------------------------
                                       For the Six
                                         Months
                                         Ended
                                        June 30,            For the Year Ended December 31,
 Increase (Decrease) in                  2002      ------------------------------------------------
  Net Asset Value:                    (unaudited)    2001      2000     1999      1998      1997
---------------------------------------------------------------------------------------------------
  Per Share Operating Performance:
---------------------------------------------------------------------------------------------------
  Net asset value, beginning of
  period                                $7.61       $8.13    $8.47   $  9.66     $9.12     $9.56
---------------------------------------------------------------------------------------------------
  Investment income - net                 .05+        .15      .29       .38       .45       .47
---------------------------------------------------------------------------------------------------
  Realized and unrealized gain
     (loss) on investments and
     foreign currency transactions
     - net                                .54        (.52)    (.34)     (1.19)     .54      (.44)
---------------------------------------------------------------------------------------------------
  Total from investment operations        .59        (.37)    (.05)     (.81)      .99       .03
---------------------------------------------------------------------------------------------------
  Less dividends:
     Investment income - net             (.05)        --        --      (.28)     (.45)     (.13)
     Return of capital - net             --          (.15)    (.29)     (.10)       --      (.34)
---------------------------------------------------------------------------------------------------
  Total dividends                        (.05)       (.15)    (.29)     (.38)     (.45)     (.47)
---------------------------------------------------------------------------------------------------
  Net asset value, end of period        $8.15       $7.61    $8.13   $  8.47     $9.66     $9.12
---------------------------------------------------------------------------------------------------
  Total Investment Return:**
---------------------------------------------------------------------------------------------------
  Based on net asset value per share     7.75%++    (4.53%)   (.38%)    (8.53%)  11.13%      .41%
---------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------
  Expenses                               2.27%*      2.18%    1.86%     1.84%     1.71%     1.73%
---------------------------------------------------------------------------------------------------
  Investment income--net                 1.27%*      2.02%    3.71%     4.24%     4.80%     5.07%
---------------------------------------------------------------------------------------------------
  Supplemental Data:
---------------------------------------------------------------------------------------------------
  Net assets, end of period (in
  thousands)                            $19,877     $24,148  $38,426   $62,822  $110,620  $160,571
---------------------------------------------------------------------------------------------------
  Portfolio turnover                   113.08%     124.66%  221.49%   138.81%   129.20%   699.63%
---------------------------------------------------------------------------------------------------

----------
*   Annualized.
**  Total investment returns exclude the effects of sales charges.
+   Based on average shares outstanding. ++ Aggregate total investment return.

                  Global Bond-Financial Highlights (concluded)



                                                                Class C
                                     ---------------------------------------------------------------
                                      For the Six
                                        Months
                                        Ended
                                       June 30,            For the Year Ended December 31,
 Increase (Decrease) in                  2002     ---------------------------------------------------
  Net Asset Value:                    (unaudited)   2001      2000      1999      1998      1997
-----------------------------------------------------------------------------------------------------
  Per Share Operating Performance:
-----------------------------------------------------------------------------------------------------
  Net asset value, beginning of
  period                                $7.16       $8.13    $8.46     $9.66     $9.12     $9.56
-----------------------------------------------------------------------------------------------------
  Investment income - net                 .05+        .15      .29       .37       .45       .46
-----------------------------------------------------------------------------------------------------
  Realized and unrealized gain
     (loss) on investments and
     foreign currency transactions
     - net                                .52        (.52)    (.33)    (1.20)      .54      (.44)
-----------------------------------------------------------------------------------------------------
  Total from investment operations        .57        (.37)    (.04)     (.83)      .99       .02
-----------------------------------------------------------------------------------------------------
  Less dividends:
     Investment income - net             (.04)         --       --      (.28)     (.45)     (.12)
     Return of capital - net              --         (.15)    (.29)     (.09)       --      (.34)
-----------------------------------------------------------------------------------------------------
  Total dividends                        (.04)       (.15)    (.29)     (.37)     (.45)     (.46)
-----------------------------------------------------------------------------------------------------
  Net asset value, end of period        $8.14       $7.61    $8.13     $8.46     $9.66     $9.12
-----------------------------------------------------------------------------------------------------
  Total Investment Return:**
-----------------------------------------------------------------------------------------------------
  Based on net asset value per share     7.59%++    (4.59%)   (.32%)   (8.69%)   11.07%      .33%
-----------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------------
  Expenses                               2.29%*      2.26%    1.91%     1.89%     1.75%     1.82%
-----------------------------------------------------------------------------------------------------
  Investment income--net                 1.20%*      1.89%    3.65%     4.19%     4.74%     4.94%
-----------------------------------------------------------------------------------------------------
  Supplemental Data:
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (in
  thousands)                            $1,218       $565     $407      $785      $1,848    $2,284
-----------------------------------------------------------------------------------------------------
  Portfolio turnover                   113.08%     124.66%  221.49%   138.81%   129.20%   699.63%
-----------------------------------------------------------------------------------------------------



                                                                Class D
                                     -------------------------------------------------------------------
                                       For the Six
                                         Months
                                         Ended
                                        June 30,
 Increase (Decrease) in                  2002               For the Year Ended December 31,
  Net Asset Value:                    (unaudited)    2001      2000     1999      1998      1997
--------------------------------------------------------------------------------------------------------
  Per Share Operating Performance:
--------------------------------------------------------------------------------------------------------
  Net asset value, beginning of
  period                                $7.61       $8.13    $8.46     $9.66     $9.11     $9.55
--------------------------------------------------------------------------------------------------------
  Investment income - net                 .07+        .20      .32       .43       .50       .51
--------------------------------------------------------------------------------------------------------
  Realized and unrealized gain
     (loss) on investments and
     foreign currency transactions
     - net                                .53        (.52)    (.33)    (1.20)      .55      (.44)
--------------------------------------------------------------------------------------------------------
  Total from investment operations        .60        (.32)    (.01)     (.77)     1.05       .07
--------------------------------------------------------------------------------------------------------
  Less dividends:
     Investment income - net             (.07)         --       --      (.32)     (.50)     (.13)
     Return of capital - net                  --     (.20)    (.32)     (.11)      --       (.38)
--------------------------------------------------------------------------------------------------------
  Total dividends                        (.07)       (.20)    (.32)     (.43)     (.50)     (.51)
--------------------------------------------------------------------------------------------------------
  Net asset value, end of period        $8.14       $7.61    $8.13     $8.46     $9.66     $9.11
--------------------------------------------------------------------------------------------------------
  Total Investment Return:**
--------------------------------------------------------------------------------------------------------
  Based on net asset value per share     7.90%++    (4.02%)    .27%    (8.15%)   11.84%      .94%
--------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
--------------------------------------------------------------------------------------------------------
  Expenses                               1.72%*      1.65%    1.32%     1.31%     1.17%     1.19%
--------------------------------------------------------------------------------------------------------
  Investment income--net                 1.80%*      2.52%    4.25%     4.77%     5.32%     5.66%
--------------------------------------------------------------------------------------------------------
  Supplemental Data:
--------------------------------------------------------------------------------------------------------
  Net assets, end of period (in
  thousands)                           $27,852     $25,504   $28,181  $34,894   $48,724   $49,813
--------------------------------------------------------------------------------------------------------
  Portfolio turnover                   113.08%     124.66%  221.49%   138.81%   129.20%   699.63%
--------------------------------------------------------------------------------------------------------

----------
*    Annualized.
**   Total investment returns exclude the effects of sales charges.
+    Based on average shares outstanding. ++ Aggregate total investment return.

     Corporate Fund. The Financial Highlights table is intended to help you understand Corporate Fund's financial performance for each of the past five fiscal years and for the period January 1, 2002 to June 30, 2002. Certain information reflects financial results for a single Corporate Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of Corporate Fund (assuming reinvestment of all dividends). The information for the years ended December 31, 1997, 1998, 1999, 2000 and 2001 has been audited by [o] whose report, along with Corporate Fund's financial statements, is included in Corporate Fund's annual report to shareholders which is available upon request. The information for the period January 1, 2002 to June 30, 2002 is unaudited.

         The following per share data and ratios have been derived from information provided in the financial statements:

                                                            For the Six
                                                            Months Ended
 Increase (Decrease) in                                    June 30, 2002
 Net Asset Value:                                           (unaudited)
------------------------------------------------------    -----------------
 Per Share Operating Performance:
---------------------------------------------------------------------------
 Net asset value, beginning of period                         $20.91
---------------------------------------------------------------------------
 Investment income--net                                          .50+
---------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments--net                                               (.03)
---------------------------------------------------------------------------
 Total from investment operations                                .47
---------------------------------------------------------------------------
 Less dividends:
     Investment income--net                                     (.48)
     In excess of investment income--net                          --
---------------------------------------------------------------------------
 Total dividends                                                (.48)
---------------------------------------------------------------------------
 Net asset value, end of period                               $20.90
---------------------------------------------------------------------------
 Total Investment Return:
---------------------------------------------------------------------------
 Based on net asset value per share                             2.28%*
---------------------------------------------------------------------------
 Ratios to Average Net Assets:
---------------------------------------------------------------------------
 Expenses                                                       1.11%**
---------------------------------------------------------------------------
 Investment income--net                                         4.94%**
---------------------------------------------------------------------------
 Supplemental Data:
---------------------------------------------------------------------------
 Net assets, end of period (in thousands)                      $54,690
---------------------------------------------------------------------------
 Portfolio turnover                                               49%
---------------------------------------------------------------------------



                                                                              For the Year Ended December 31,
 Increase (Decrease) in                                    -----------------------------------------------------------------------
 Net Asset Value:                                               2001          2000          1999          1998          1997
------------------------------------------------------     -----------------------------------------------------------------------
 Per Share Operating Performance:
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                         $20.34        $19.77         $21.62        $21.13        $20.69
----------------------------------------------------------------------------------------------------------------------------------
 Investment income--net                                         1.08+         1.21+          1.17+         1.19+         1.22
----------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments--net                                                .57           .58          (1.84)          .50           .44
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                               1.65          1.79           (.67)         1.69          1.66
----------------------------------------------------------------------------------------------------------------------------------
 Less dividends:
     Investment income--net                                    (1.08)        (1.22)         (1.18)        (1.20)        (1.22)
     In excess of investment income--net                         --            --            --++           --            --
----------------------------------------------------------------------------------------------------------------------------------
 Total dividends                                               (1.08)        (1.22)         (1.18)        (1.20)        (1.22)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $20.91        $20.34         $19.77        $21.62        $21.13
----------------------------------------------------------------------------------------------------------------------------------
 Total Investment Return:
----------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                             8.32%         9.21%         (3.14%)        8.24%         8.30%
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets:
----------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                       1.22%         1.10%          1.11%         1.00%          .99%
----------------------------------------------------------------------------------------------------------------------------------
 Investment income--net                                         5.17%         6.16%          5.69%         5.60%         5.84%
----------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                     $59,179       $58,967        $63,150       $71,131        $72,381
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                             227%          127%            61%           66%            90%
----------------------------------------------------------------------------------------------------------------------------------

----------
+     Based on average shares outstanding.
++    Amount is less than $.01 per share.
*     Aggregate total investment return.
**    Annualized.

Investment Objectives and Policies

     The investment objectives of each of the Funds are similar but not identical. Mercury Total Return Bond and ML Total Return Bond both seek to maximize long-term total return. Global Bond's investment objective is to seek a high total investment return which combines capital appreciation with investment income. Corporate Fund and Core Bond both seek to provide their shareholders with a high level of current income. Core Bond also seeks growth of capital when consistent with its primary goal of current income. The investment objective of each Target Fund and Core Bond is a fundamental policy that may not be changed without the vote of a majority of that Fund's outstanding voting securities (which for this purpose under the Investment Company Act means the lesser of (i) 67% of the respective Fund's shares present at a meeting at which more than 50% of the outstanding shares of the respective Fund are represented or (ii) more than 50% of the respective Fund's outstanding shares). No assurance can be given that Core Bond or any Target Fund will achieve its investment objective, or that the Combined Fund will achieve its investment objective after any Target Fund Acquisition or the Reorganization.

     The principal investment policies of each of the Funds are similar but do differ with respect to the quality and maturity criteria of the investments. Mercury Total Return Bond and ML Total Return Bond have identical investment policies. Both Funds primarily invest in bonds with a portfolio duration of two to eight years. Investments are concentrated in an area of the bond market (based on quality, sector, coupon and maturity) that the Investment Adviser to Total Return Master believes is relatively undervalued. Both Mercury Total Return Bond and ML Total Return Bond normally invest at least 80% of their assets in a diversified portfolio of bonds including U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. At least 85% of their total assets are invested in investment grade securities. Each may invest up to 15% of its total assets in securities rated below investment grade ("junk"). Each may invest a portion of its assets in foreign securities. Up to 25% of each of these Funds' total assets may be invested in foreign bonds denominated in United States dollars and up to 15% may be invested in foreign bonds not denominated in United States dollars. Up to 15% of each of these Funds' total assets may be invested in emerging market foreign bonds. To pursue its investment objective, each of Mercury Total Return Bond and ML Total Return Bond actively and frequently trade their portfolio securities.

     Global Bond invests in a non-diversified global portfolio of investment grade debt instruments denominated in various currencies and multinational currency units. Under normal circumstances, Global Bond invests 90% of its assets in U.S. and foreign fixed-income securities that have a long-term credit rating of `A' or better by S&P or by Moody's, a short-term credit rating in the highest category by either S&P or Moody's or are unrated obligations that the Investment Adviser believes are of the same credit quality. Under normal market conditions, Global Bond invests at least 80% of its net assets in debt securities denominated in the currencies of at least three different countries or in multinational currency units. Global Bond invests mainly in obligations denominated in the currencies of the U.S., Japan, Canada, Western European nations (including the Euro), New Zealand and Australia. Global Bond may buy securities of all maturities issued by governments, corporations and certain international organizations, although the average maturity of its portfolio is less than 10 years. When selecting investments, the Investment Adviser considers the current yield of a security, the likelihood that the currency in which the security is denominated will appreciate or depreciate compared to the U.S. dollar, and the likelihood that interest rates in that currency will change. To pursue its investment objective, Global Bond actively and frequently trades its portfolio securities.

     Corporate Fund seeks to achieve its investment objective by investing in a diversified portfolio of investment grade fixed-income securities. Corporate Fund invests at least 80% of its net assets in corporate bonds or notes. Corporate Fund invests primarily in corporate bonds with remaining maturities of two years or more. Corporate Fund invests only in investment grade securities and at least 75% of the securities in which Corporate Fund invests are rated in the three highest rating categories of Moody's and S&P. Corporate Fund may also invest up to 25% of its total assets in foreign securities that meet Corporate Fund's investment criteria. When choosing investments, the Investment Adviser considers various factors, including credit quality of issuers, yield analysis and diversification.

     Under normal circumstances, Core Bond invests 90% of its net assets in a diversified portfolio of fixed-income securities of any maturity, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred stock and government debt obligations. Core Bond invests at least 80% of its net assets in investment grade fixed-income securities. Core Bond may invest 10% of its total assets in fixed-income securities rated below investment grade ("junk"). Core Bond may invest up to 25% of its net assets in foreign fixed-income securities. Core Bond primarily invests in the foreign fixed-income securities of issuers from Canada, the developed countries of Europe, Australia, New Zealand and certain Caribbean countries, but may also invest in issuers elsewhere, including high credit-quality sovereign and corporate issuers in emerging markets. The Investment Adviser attempts to mitigate adverse price changes and optimize favorable price changes through active trading that shifts the maturity and/or quality structure of Core Bond.

Other Investment Policies

     Each Fund may engage in the additional investment policies described below.

     Repurchase Agreements. Each Fund may invest in repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. government securities or an affiliate thereof. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return for the Fund insulated from market fluctuations during such period. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. Instead of the contractual fixed rate of return, the rate of return to the Fund will be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. From time to time, each Fund also may invest in securities pursuant to purchase and sale contracts. While the substance of purchase and sale contracts is similar to repurchase agreements, because of the different treatment with respect to accrued interest and additional collateral, management believes that purchase and sale contracts are not repurchase agreements as such term is understood in the banking and brokerage community. As a matter of operating policy, a Fund will not enter into repurchase agreements or purchase and sale contracts with greater than seven days to maturity if, at the time of such investment, more than 10% of the total assets of the Fund would be so invested.

     Forward Commitments. Each Fund may purchase securities on a when-issued basis or forward commitment basis, and may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund will establish a segregated account in connection with such transactions in which the Fund will deposit liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss).

     U.S. Government securities and corporate debt obligations may be purchased on a forward commitment basis at fixed purchase terms with periods of up to 45 days between the commitment and settlement dates. The purchase will be recorded on the date the Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its Fund, the Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Fund will enter into forward commitment arrangements only with respect to securities in which it may otherwise invest pursuant to its investment objectives and policies.

     Restricted Securities. From time to time, a Fund may invest in securities the disposition of which is subject to legal restrictions, such as restrictions imposed by the Securities Act on the resale of securities acquired in private placements. If registration of such securities under the Securities Act is required, such registration may not be readily accomplished, and if such securities may be resold without registration, such resale may be permissible only in limited quantities. In either event, a Fund may not be able to sell its restricted securities at a time which, in the judgment of the Investment Adviser, would be most opportune.

     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period. The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

     Lending of Fund Securities. Each Fund from time to time may lend securities to brokers, dealers and financial institutions and receive as collateral cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where a Fund receives securities as collateral for the loaned securities, the Fund typically receives the income on both the loaned securities and the collateral and, as a result, the Fund's yield may increase. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administration and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

     Options on Debt Securities. The Funds may write call and put options on securities in order to increase the return on their investments and in order to hedge optionable securities held by the Funds. The Funds will write only covered call options on debt securities (i.e., options in which it owns the underlying security) or fully funded put options on debt securities (i.e., options in which an amount of cash or short-term securities equal to the exercise price of the put has been segregated with the Fund's custodian). By writing covered options on securities, a Fund will be able to increase its return on the underlying securities by the amount of the premium, if the option expires unexercised, or by the amount of any profits earned by closing out the option position. The Fund may be required, however, to forego benefits which could have been obtained from an increase in the value of securities on which a call is written or a decrease in the value of securities on which a put is written. As a result, the Fund may receive less total return, and at other times greater total return, than if it had not written options.

     The Funds also may purchase put options on optionable securities held in a Fund and, under certain limited circumstances, call options on such instruments. Purchases of put options may enable the Funds to limit the risk of declines in the value of the Fund security underlying the put, until the expiration of the option or the closing of the option transaction. By purchasing a put, however, a Fund will be required to pay the premium, which will reduce the benefits obtained from the transaction.

     Although options written by a Fund may be terminated prior to exercise or expiration by entering into an offsetting transaction, the ability to do so depends upon the presence of a liquid secondary market on the exchange on which the option is traded. If no such market is available, the Fund may be unable to terminate existing positions and may be subject to exercise of the option under unfavorable circumstances. The Funds will enter into transactions in options on debt securities only when the management of the Fund believes that a liquid secondary market for such options is available.

     A Fund may write call options which give the holder the right to buy the underlying security covered by the option from the Fund at the stated exercise price. A Fund also may write put options that give the holder the right to sell the underlying security to the Fund at the stated exercise price. A Fund will write only covered options, which means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the options and, in the case of put options, that the Fund will, through its custodian, have deposited and maintained short-term U.S. Treasury obligations with a securities depository with a value equal to or greater than the exercise price of the underlying securities. The writer of a covered call option has no control over when he may be required to sell his securities since he may be assigned an exercise notice at any time prior to the termination of his obligation as a writer. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security.

     A Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. In the former instance, the Fund increases its return by retaining the premium without being required to purchase or sell the underlying security. In the latter case, the Fund increases its return by liquidating the option position at a profit. The amount of the premium will reflect, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. By writing a call, the Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for so long as the Fund's obligation as a writer continues. By writing a put, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. In addition, in closing out an option position, the Fund may incur a loss. Thus, in some periods the Fund will receive less total return and in other periods greater total return from its option positions than it otherwise would have received from the underlying securities. To the extent that such transactions are engaged in for hedging purposes, any gain (or loss) thereon may offset, in whole or in part, gains (or losses) on securities held in a Fund or increases in the value of securities the Fund intends to acquire. The Fund will attempt to achieve, through the receipt of premiums on covered options, a more consistent average total return than it would otherwise realize from holding the underlying securities alone. To facilitate closing transactions, as described below, the Fund will ordinarily only write options for which a liquid secondary market appears to exist.

     A Fund may engage in closing transactions in order to terminate outstanding options that it has written. To effect a closing transaction, the Fund purchases, prior to the exercise of an outstanding option that it has written, an option of the same series as that on which it desires to terminate its obligation. Profit or loss from a closing purchase transaction will depend on whether the cost of the transaction is more or less than the premium received on the sale of the option plus the related transaction costs.

     A Fund will typically purchase a call option only where the market price of the underlying security declines substantially following the writing of a call option, and the Fund either re-hedges the security by writing a second call option at a lower exercise price or disposes of the security. In such event, the Fund would usually enter into a closing transaction in connection with the first option it wrote. However, if the first option has been held less than three months, the Fund may desire not to enter into a closing transaction in order to comply with certain provisions of the Internal Revenue Code (the "Code"). In such circumstances, the Fund may purchase a call option in an opening transaction with the same exercise price and expiration date as the option it sold.

     Swaps. Each Fund may enter into swap agreements, including interest rate and index swap agreements, for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Each Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Each Fund may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may either be the buyer or the seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps involve more risk than if the Fund had invested in the reference obligation directly.

     Whether each Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Restrictions imposed by the Code, may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated. It is possible that development in the swap market, including potential government regulation, could adversely affect each Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Indexed and Inverse Securities. Each Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Each Fund may also invest in securities whose return is inversely related to changes in an interest rate ("inverse floaters"). In general, inverse floaters change in value in a manner that is opposite to most bonds -- that is, interest rates on inverse floaters will decrease when short-term rates increase and increase when short-term rates decrease. Investments in indexed securities and inverse floaters may subject each Fund to the risk of reduced or eliminated interest payments. Investments in indexed securities also may subject each Fund to loss of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages each Fund's investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities. Both indexed securities and inverse floaters can be derivative securities and can be considered speculative.

     Corporate Fund and Core Bond may engage in the additional investment strategy described below.

     Borrowing and Leverage. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     Corporate Fund may engage in the additional investment strategy described below.

     Collateralized Mortgage Obligations. The Fund may invest in collateralized mortgage obligations ("CMOs"), which are mortgage pass-through securities collateralized by mortgage pools. CMOs are issued in several classes with different maturities by governmental or non-governmental entities such as banks and other mortgage lenders. Many issuers or servicers of CMOs guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security's market value and yield will not change. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Although certain CMOs technically may be regarded as investment companies under the Investment Company Act, they will not be regarded as investment companies for purposes of the investment restriction which prohibits the Fund from investing in securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction approved by the Fund's shareholders.

     In general, mortgage-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by the Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If the Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund.

     Certain CMO tranches may represent a right to receive interest only
(IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, a remarketing agent or by reference to a short-term interest rate index). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. The values of inverse floaters are therefore more volatile than their underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

Investment Restrictions

     Other than as noted below, Core Bond and each Target Fund have substantially similar investment restrictions. As an additional fundamental restriction, each of Core Bond, Mercury Total Return Bond, ML Total Return Bond and Corporate Fund (the "Diversified Funds"), will not make any investment inconsistent with its classification as a diversified fund under the Investment Company Act. A fund that elects to be classified as a "diversified" fund under the Investment Company Act, such as the Diversified Funds, must satisfy the requirements that (i) with respect to 75% of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and (ii) with respect to 75% of its total assets, it will not own more than 10% of the outstanding voting securities of a single issuer. For purposes of this restriction, each of the Diversified Funds will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority that issues securities on behalf of a private entity as a separate issuer. If the security is backed only by the assets and revenues of a non-governmental entity, then the entity with the ultimate responsibility for payment of interest and principal may be regarded as the sole issuer. See "Investment Restrictions" in the Bond Fund
Statement. Global Bond is classified as a "non-diversified" fund within the meaning of the Investment Company Act, which means that Global Bond is not limited by the Investment Company Act in the proportion of its assets that it may invest in securities of a single issuer. To the extent that Global Bond assumes a large position in securities of a small number of issuers, its respective net asset value may fluctuate to a greater extent than that of a diversified fund as a result of changes in the financial condition or in the market's assessment of the issuers, and Global Bond may be more susceptible to any single, economic, political or regulatory occurrence than the Diversified Funds.

     As additional fundamental restrictions, neither Mercury Total Return Bond nor ML Total Return Bond may (i) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time, or (ii) participate on a joint or joint and several basis in any trading account in securities.

     As additional fundamental restrictions, Corporate Fund may not: (i) invest in securities or other investments other than long- and intermediate-term fixed interest bearing debt obligations and temporary investments; (ii) invest in securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction approved by the Fund's shareholders; (iii) purchase a restricted security if as a result more than 10% of the Fund's total assets (taken at current value) would be invested in restricted securities; (iv) purchase a security issued by an obligor which is not incorporated in the United States or any state thereof if as a result more than 25% of the Fund's total assets (taken at current value) would be invested in such securities; (v) participate on a joint (or a joint and several) basis in any trading account in securities (the "bunching" of orders for the sale or purchase of portfolio securities with other funds or accounts advised or sponsored by the Investment Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution not being considered participation in a trading account in securities); (vi) purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer or director of the Fund or the Investment Adviser owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such directors and officers owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities; or (vii) purchase securities of any company which has (with predecessors) a record of less than three years' continuing operations if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities.

Management and Advisory Relationships

     Investment Advisory and Administration Arrangements. Mercury Total Return Bond and ML Total Return Bond do not invest directly in portfolio securities and do not require investment advisory services because all portfolio management occurs at the Total Return Master level. The chart below shows the various investment advisory and administration fees paid by each of the Target
Funds:


                      Comparison of Investment Advisory/Administration Fees of the Target Funds
                      -------------------------------------------------------------------------
       Adviser/               Fund          Type of Agreement          Rate (as a % of average daily net assets)
       --------               ----          -----------------          -----------------------------------------
    Administrator
                                                                    Advisory Fee    Administration Fee      Total
                                                                    ------------    ------------------      -----
         FAM            ML Total Return       Administration           0.30%*             0.25%             0.55%
                              Bond

 FAM/Mercury Advisors    Mercury Total        Administration           0.30%*             0.25%             0.55%
                          Return Bond

         FAM             Corporate Fund          Advisory              0.50%                --              0.50%

         MLIM             Global Bond            Advisory              0.60%                --              0.60%

-----------------------
*  Paid by Total Return Master



     Core Bond's investment advisory agreement with FAM provides that as compensation for FAM's services to Core Bond, FAM receives at the end of each month a fee at the annual rates set forth below, which are based upon the aggregate average daily net assets of the three portfolios of Bond Fund. The rates are subject to reduction to the extent that the aggregate average daily net assets of the three portfolios of Bond Fund exceed $250 million, $500 million and $750 million. The portion of the assets of Core Bond to which the rate at each breakpoint level applies will be determined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the aggregate average daily net assets of the three portfolios of Bond Fund that fall within that breakpoint level by the aggregate average daily net assets of the three portfolios of Bond Fund. The amount of the advisory fee for Core Bond at each breakpoint level is determined by multiplying the average daily net assets of Core Bond by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.

     Stated otherwise, the advisory fee for Core Bond is computed as follows:

[OBJECT OMITTED]


     For example, as of June 30, 2002, the aggregate net assets of the three portfolios of Bond Fund were approximately $3.8 billion. As of that date, the aggregate net assets of Core Bond were approximately $1.4 billion. The advisory fee for Core Bond would be computed as follows:



                                                           Computation of Investment Advisory Fee for Core Bond
                                                     -----------------------------------------------------------------
                                                                                        Investment       Approximate
                                                         Breakpoint       Uniform      Advisory Fee       Amount of
Average Daily Net Assets of Portfolios                   Asset Level      Percentage       Rate         Advisory Fee
---------------------------------------------------- ----------------- ------------- -------------- ------------------
Not exceeding $250 million                              $250,000,000        6.58%         0.50%       $     460,600
In excess of $250 million but not exceeding $500         250,000,000        6.58          0.45              414,540
million
In excess of $500 million but not exceeding $750         250,000,000        6.58          0.40              368,480
million
In excess of $750 million                              3,050,000,000       80.26          0.35            3,932,740
                                                                         ---------                    ----------------
                                                                          100.00%                     $   5,176,360
                                                                         =========                    ================

     In this example, the aggregate advisory fee for Core Bond is approximately $5,176,360 and the effective advisory fee rate is approximately 0.37%.

     After the Reorganization, the advisory fee rate applicable to the Combined Fund is expected to be lower than the aggregate of each Target Fund's currently effective advisory and administration fee rates.

     12b-1 Fees. Under separate class-specific plans adopted pursuant to Rule 12b-1 under the Investment Company Act, Global Bond, ML Total Return Bond and Core Bond pay fees in connection with account maintenance for each of Class B, Class C and Class D shares and in connection with distribution for each of Class B and Class C shares ("12b-1 fees"). Mercury Total Return Bond pays fees in connection with account maintenance for each of Class A, Class B and Class C shares and in connection with distribution for each of Class B and Class C shares. Corporate Fund does not pay 12b-1 fees. Set forth below is a comparison of the 12b-1 fees for Global Bond, Mercury Total Return Bond, ML Total Return Bond and Core Bond:

                              12b-1 Annual Fee Rates (as a % of average daily net assets of the applicable share class)
                              -----------------------------------------------------------------------------------------

                                         Account Maintenance Fee                          Distribution Fee
                              -------------------------------------------   --------------------------------------------
                                         Mercury                                         Mercury
                                          Total      ML Total                             Total     ML Total
                              Global      Return      Return                  Global     Return      Return
      Share Class              Bond        Bond        Bond     Core Bond     Bond        Bond        Bond     Core Bond
-------------------------     -----      ------     --------    ---------   --------   ---------    --------   ---------
Class B                       0.25%       0.25%       0.25%       0.25%       0.50%      0.75%       0.75%       0.50%
Class C                       0.25%       0.25%       0.25%       0.25%       0.55%      0.75%       0.75%       0.55%
Class D/A*                    0.25%       0.25%       0.25%       0.25%       N/A        N/A         N/A         N/A

-------------------------
*    Class A for Mercury Total Return Bond; Class D for ML Total Return Bond


Capital Stock

     Core Bond, ML Total Return Bond and Global Bond each offers four classes of shares under the Merrill Lynch Select PricingSM System. The Class A, Class B, Class C and Class D shares issued by Core Bond similar to the Class A, Class B, Class C and Class D shares issued by ML Total Return Bond and Global Bond with the exception that (i) they represent ownership interests in a different investment portfolio, (ii) the maximum sales charge (load) imposed on purchases of Class A and Class D shares of ML Total Return Bond are 0.25% higher than the maximum sales charge (load) imposed on purchases of Class A and Class D shares of Core Bond, and (iii) the Rule 12b-1 distribution fees applicable to Class B and Class C shares of ML Total Return Bond are 0.25% and 0.20%, respectively, higher than these fees for Core Bond. Mercury Total Return Bond offers four different classes of shares. The Class I, Class B, Class C and Class A shares issued by Mercury Total Return Bond are similar to the Class A, Class B, Class C and Class D shares issued by Core Bond with the exception that (i) they represent ownership interests in a different investment portfolio, (ii) the maximum sales charge (load) imposed on purchases of Class I and Class A shares of Mercury Total Return Bond are 0.25% higher than the maximum sales charge (load) imposed on purchases of Class A and Class D shares of Core Bond, and (iii) the Rule 12b-1 distribution fees applicable to Class B and Class C shares of Mercury Total Return Bond are 0.25% and 0.20%, respectively, higher than these fees for Core Bond. Shares of Core Bond acquired by Target Fund shareholders in a Target Fund Acquisition will be subject to the same CDSC schedule as shares of that Target Fund held prior to such Target Fund Acquisition. Corporate Fund offers one class of shares with no sales charges or 12b-1 fees. In the Reorganization, shareholders of Corporate Fund will receive Class A shares of Core Bond.

Redemption of Shares

     The procedure for redeeming shares of Core Bond is the same as the procedure for redeeming shares of each Target Fund. For purposes of computing any CDSC that may be payable upon disposition of shares of Core Bond acquired by the Target Fund's shareholders in a Target Fund Acquisition, the holding period for the shares of each Target Fund that are outstanding on the date of such Target Fund Acquisition will be tacked onto the holding period of the shares of Core Bond that are distributed in such Target Fund Acquisition. See "Your Account--

Merrill Lynch Select PricingSM System," "Your Account--How to Buy, Sell, Transfer and Exchange Shares" and "Your Account--Participation in Fee Based Programs" in the Prospectus of each Target Fund and "Your Account--Merrill Lynch Select PricingSM System" and "Your Account--How to Buy, Sell, Transfer and Exchange Shares" in the Bond Fund Prospectus.

Performance

     General. The following tables provide performance information for each class of shares of each Target Fund and Core Bond, including and excluding maximum applicable sales charges, for the periods indicated. Past performance does not indicate future performance.

                                              Mercury Total Return Bond
                                             Average Annual Total Return

                                  Class I Shares         Class B Shares        Class C Shares        Class A Shares
                               -------------------   -------------------    ------------------    ------------------
                                With      Without      With     Without      With     Without      With      Without
                                Sales      Sales      Sales      Sales       Sales     Sales       Sales      Sales
Period                         Charge*     Charge     Charge*    Charge     Charge*    Charge     Charge*    Charge
---------------------------    ------     ------     -------     ------     -------    -------    -------    -------
Year ended 3/31/02              0.71%      5.18%       0.68%      4.65%      3.06%      4.05%      0.53%      4.99%
Inception** through 3/31/02     7.35%      7.99%       4.08%      6.71%      6.05%      6.05%      3.83%      5.43%

----------------
*    Assumes the maximum applicable sales charge. The maximum initial sales charge on Class I and Class A shares is 4.25%. The maximum CDSC on Class B shares is 4.0% and is reduced to 0.0% after six years. Class C shares are subject to a 1.0% CDSC for one year.
**   Class I, Class B, Class C and Class A shares of Mercury Total Return Bond began investing in Total Return Master on
     October 6, 2000.

                                              Mercury Total Return Bond
                                           Yield and Tax Equivalent Yield*

                                 Class I Shares         Class B Shares        Class C Shares        Class A Shares
                               -------------------    ------------------    ------------------    ------------------
                                            Tax                   Tax                   Tax                   Tax
                                        Equivalent            Equivalent            Equivalent            Equivalent
Period                         Yield      Yield**     Yield     Yield**     Yield     Yield**     Yield     Yield**
---------------------          ------   ----------    -----   ----------    -----   ----------    -----   ----------
30 days ended 3/31/02          5.08%       7.06%      4.84%      6.72%      5.16%      7.17%      4.84%      6.72%

----------------
* Assumes the maximum applicable sales charge currently in effect.
** Assumes a Federal income tax rate of 28%.

                                                ML Total Return Bond
                                             Average Annual Total Return


                                  Class A Shares         Class B Shares        Class C Shares        Class D Shares
                               -------------------   -------------------    ------------------    ------------------
                                With     Without     With      Without     With      Without     With      Without
                               Sales      Sales      Sales      Sales     Sales       Sales     Sales       Sales
Period                        Charge*    Charge     Charge*    Charge     Charge*    Charge     Charge*    Charge
---------------------------   ------     ------     -------    ------     -------    -------    -------    -------
Year ended 3/31/02              1.22%      5.72%       0.70%      4.69%      3.60%      4.60%      0.88%      5.35%
Inception** through 3/31/02     5.01%      8.12%       5.03%      7.00%      7.01%      7.01%      4.70%      7.81%

----------------
*    Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.25%. The maximum CDSC on Class B shares is 4.0% and is reduced to 0.0% after four years. Effective December
     1, 2002, newly issued Class B shares of ML Total Return Bond will be subject to a six-year CDSC schedule. Class C shares are subject to a 1.0%
     CDSC for one year.
**   Class A, Class B, Class C and Class D shares commenced operations on October
     6, 2000.



                                                ML Total Return Bond
                                           Yield and Tax Equivalent Yield*

                                 Class A Shares         Class B Shares        Class C Shares        Class D Shares
                               -------------------    ------------------    ------------------    ------------------
                                            Tax                   Tax                   Tax                   Tax
                                        Equivalent            Equivalent            Equivalent            Equivalent
Period                         Yield      Yield**     Yield     Yield**     Yield     Yield**     Yield     Yield**
---------------------          ------   ----------    -----   ----------    -----   ----------    -----   ----------
30 days ended 3/31/02          5.09%       7.07%      4.32%      6.00%      4.32%      6.00%      4.85%      6.74%

----------------
* Assumes the maximum applicable sales charge currently in effect.
** Assumes a Federal income tax rate of 28%.

                                                     Global Bond
                                             Average Annual Total Return

                                  Class A Shares         Class B Shares        Class C Shares        Class D Shares
                               -------------------   -------------------    ------------------    ------------------
                                With      Without     With      Without     With      Without     With      Without
                               Sales      Sales       Sales      Sales      Sales     Sales      Sales       Sales
Period                         Charge*    Charge     Charge*    Charge     Charge*    Charge     Charge*    Charge
---------------------------    ------     ------     -------    ------     -------    -------    -------    -------
Year ended 3/31/02             -6.59%     -2.70%      -7.26%     -3.47%     -4.46%     -3.51%     -6.83%     -2.94%
Three years ended 3/31/02      -4.73%     -3.43%      -4.77%     -4.18%     -4.24%     -4.24%     -4.94%     -3.63%
Five years ended 3/31/02       -0.11%      0.71%      -0.07%     -0.07%     -0.13%     -0.13%     -0.35%      0.46%
Ten years/Inception**
through 3/31/02                 2.92%      3.34%       2.55%      2.55%      1.32%      1.32%      1.36%      1.92%

----------------
*    Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The maximum CDSC on Class B shares is 4.0% and is reduced to 0.0% after four years. Effective December
     1, 2002, newly issued Class B shares of Global Bond will be subject to a six-year CDSC schedule. Class C shares are subject to a 1.0% CDSC for one year.
**   Class A and Class B shares commenced operations on October 3, 1988 and
     Class C and Class D shares commenced operations on October 21, 1994.

                                                     Global Bond
                                           Yield and Tax Equivalent Yield*

                                 Class A Shares         Class B Shares        Class C Shares        Class D Shares
                               -------------------    ------------------    ------------------    ------------------
                                            Tax                   Tax                   Tax                   Tax
                                        Equivalent            Equivalent            Equivalent            Equivalent
Period                         Yield      Yield**     Yield     Yield**     Yield     Yield**     Yield     Yield**
---------------------          ------   ----------    -----   ----------    -----   ----------    -----   ----------

30 days ended 3/31/02          2.18%       3.03%      1.47%      2.04%      1.43%      1.99%      1.94%      2.69%

----------------
* Assumes the maximum applicable sales charge currently in effect.
** Assumes a Federal income tax rate of 28%.

                       Corporate Fund
                Average Annual Total Return*
--------------------------------------------------------------
Period                                        Shares
------------------------------------- ------------------------
Year ended 3/31/02                             3.93%
------------------------------------- ------------------------
Three years ended 3/31/02                      4.63%
------------------------------------- ------------------------
Five years ended 3/31/02                       5.99%
------------------------------------- ------------------------
Inception * through 3/31/02                    6.38%
--------------------------------------------------------------
* Corporate Fund commenced operations on June 9, 1976.



                        Corporate Fund
                Yield and Tax Equivalent Yield*


--------------------- ------------------- ----------------------
Period                      Yield            Tax Equivalent
                                                 Yield**
--------------------- ------------------- ----------------------

30 days ended
3/31/02                     4.95%                 6.88%
--------------------- ------------------- ----------------------

* Assumes the maximum applicable sales charge currently in effect. ** Assumes a Federal income tax rate of 28%.

                                                      Core Bond
                                             Average Annual Total Return

                                  Class A Shares         Class B Shares        Class C Shares        Class D Shares
                               -------------------   -------------------    ------------------    ------------------
                                With      Without     With      Without     With      Without     With      Without
                                Sales      Sales      Sales      Sales      Sales      Sales      Sales      Sales
Period                         Charge*    Charge     Charge*    Charge     Charge*    Charge     Charge*    Charge
---------------------------    ------     ------     -------     ------    -------    -------    -------    -------
Year ended 3/31/02             -0.06%      4.11%      -0.64%      3.31%      2.18%      3.16%     -0.30%      3.85%

Three years ended 3/31/02       3.41%      4.83%       3.44%      4.03%      3.97%      3.97%      3.19%      4.60%

Five years ended 3/31/02        5.26%      6.12%       5.31%      5.31%      5.26%      5.26%      5.02%      5.88%

Ten years/Inception**
through 3/31/02                 6.31%      6.74%       5.93%      5.93%      6.12%      6.12%      6.16%      6.74%

----------------
*    Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The maximum CDSC on Class B shares is 4.0% and is reduced to 0.0% after four years. Effective December 1, 2002, newly issued
     Class B shares of Core Bond will be subject to a six-year CDSC schedule. Class C shares are subject to a 1.0% CDSC for one year.
**   Class A and Class B shares commenced operations on October 31, 1980 and Class C and Class D shares commenced operations on
     October 21, 1994.


                                                      Core Bond
                                           Yield and Tax Equivalent Yield*

                                 Class A Shares         Class B Shares        Class C Shares        Class D Shares
                               -------------------    ------------------    ------------------    ------------------
                                            Tax                   Tax                   Tax                   Tax
                                        Equivalent            Equivalent            Equivalent            Equivalent
Period                         Yield      Yield**     Yield     Yield**     Yield     Yield**     Yield     Yield**
---------------------          ------   ----------    -----   ----------    -----   ----------    -----   ----------
30 Days Ended 3/31/02          4.40%       6.11%      3.82%      5.31%      3.76%      5.22%      4.15%      5.76%

----------------
*  Assumes the maximum applicable sales charge currently in effect.
** Assumes a Federal income tax rate of 28%.

Code of Ethics

     The Board of each Fund has approved the same Code of Ethics under Rule 17j-1 of the Investment Company Act, which covers each Fund, FAM, MLIM and FAM Distributors, Inc. ("FAMD"). The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the respective Fund.

Shareholder Rights

     Voting rights for Board Members are not cumulative. Shares of Core Bond to be issued to a Target Fund in a Target Fund Acquisition and thereafter distributed to the shareholders of such Target Fund will be fully paid and non-assessable, will have no preemptive rights and will have the conversion rights described in this Prospectus and Proxy Statement and in the Bond Fund Prospectus. Each share of Core Bond is entitled to participate equally in dividends declared with respect to Core Bond and in the net assets of Core Bond on liquidation or dissolution after satisfaction of outstanding liabilities, except that Class B, Class C and Class D shares bear certain additional expenses. The Class A, Class B, Class C and Class D shares issued by Core Bond are similar to the Class A, Class B, Class C and Class D shares issued by ML Total Return Bond and Global Bond with the exception that (i) they represent ownership interests in a different investment portfolio, (ii) the maximum sales charge (load) imposed on purchases of Class A and Class D shares of ML Total Return Bond are 0.25% higher than the maximum sales charge
(load) imposed on purchases of Class A and Class D shares of Core Bond, and
(iii) the Rule 12b-1 distribution fees applicable to Class B and Class C shares of ML Total Return Bond are 0.25% and 0.20%, respectively, higher than these fees for Core Bond. Mercury Total Return Bond offers four different classes of shares. The Class I, Class B, Class C and Class A shares issued by Mercury Total Return Bond are similar to the Class A, Class B, Class C and Class D shares issued by Core Bond with the exception that (i) they represent ownership interests in a different investment portfolio, (ii) the maximum sales charge (load) imposed on purchases of Class I and Class A shares of Mercury Total Return Bond are 0.25% higher than the maximum sales charge
(load) imposed on purchases of Class A and Class D shares of Core Bond, and
(iii) the Rule 12b-1 distribution fees applicable to Class B and Class C shares of Mercury Total Return Bond are 0.25% and 0.20%, respectively, higher than these fees for Core Bond. Shares of Core Bond acquired by Target Fund shareholders in a Target Fund Acquisition will be subject to the same CDSC schedule as shares of that Target Fund held prior to such Target Fund Acquisition.

Dividends

     The current policy of each Target Fund with respect to dividends is substantially similar to the current dividend policy of Core Bond. It is the intention of each Fund to distribute net investment income, if any, monthly. In addition, each Fund declares and distributes all net realized capital gains, if any, to shareholders at least annually. Capital gains distributions will be automatically reinvested in shares unless the shareholder elects to receive such distributions in cash.

Automatic Dividend Reinvestment Plan

     Each Fund offers its shareholders an Automatic Dividend Reinvestment Plan (each, a "Plan" and collectively, the "Plans") with the same terms. Pursuant to the Plans, dividends will be automatically reinvested, without a sales charge, in additional full and fractional shares of the relevant Fund unless a shareholder has elected to receive such dividends in cash. For further information about the Plans, see "Shareholder Services--Automatic Reinvestment of Dividends" in the Bond Fund Statement.

     After a Target Fund Acquisition, prior shareholders of the applicable Target Fund who had elected to receive dividends of that Target Fund in cash will as shareholders of the Combined Fund continue to receive dividends in cash from the Combined Fund; all other shareholders of the applicable Target Fund will as shareholders of the Combined Fund have their dividends automatically reinvested in shares of the Combined Fund. However, if a shareholder owns shares of both a Target Fund and Core Bond, after the applicable Target Fund Acquisition, the shareholder's election with respect to the dividends of Core Bond will control unless the shareholder specifically elects a different option at that time.

Tax Information

     The tax consequences associated with an investment in shares of a Target Fund are substantially similar to the tax consequences associated with an investment in shares of Core Bond. See "Your Account--Dividends and Taxes" in the Bond Fund Prospectus.

Portfolio Transactions

     The procedures for engaging in portfolio transactions are generally the same for each Target Fund and Core Bond. For a discussion of these procedures, see "Portfolio Transactions and Brokerage" in the Bond Fund Statement.

Portfolio Turnover

     Core Bond's ability to enter into certain short-term transactions will be limited by the requirement that gains on certain securities held by Core Bond for less than three months may not exceed 30% of its annual gross income for federal income tax purposes. Generally, neither Global Bond nor Corporate Fund purchase securities for short-term trading profits, while Mercury Total Return Bond and ML Total Return Bond actively and frequently trade their portfolio securities. However, each Target Fund and Core Bond may dispose of securities without regard to the time that they have been held when such action, for defensive or other reasons, appears advisable to that Fund's Investment Adviser. None of the Funds has any limit on its rate of portfolio turnover. A high portfolio turnover may result in negative tax consequences, such as an increase in capital gain dividends and/or ordinary income dividends. High portfolio turnover also may involve correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions that are borne directly by the Funds. The following table illustrates the portfolio turnover rates for each Fund for the most recent two fiscal years:



                                              Portfolio Turnover Rate for            Portfolio Turnover Rate for
Fund                                          Fiscal Year End 2002/2001*             Fiscal Year End 2001/2000*
----                                          ---------------------------            ----------------------------
Mercury Total Return Bond                                208.91%                                276.08%
ML Total Return Bond+                                    208.91%                                276.08%
Global Bond                                              124.66%                                221.49%
Corporate Fund                                           227.00%                                127.00%
Core Bond                                                262.47%                                 94.67%
----------------------
*    The fiscal year end for Mercury Total Return Bond and ML Total Return Bond
     is June 30. The fiscal year end for Global Bond and Corporate Fund is
     December 31. The fiscal year end for Core Bond is September 30.
+    ML Total Return Bond commenced operations on October 6, 2000.



Additional Information

     Net Asset Value. The Target Funds and Core Bond determine net asset value of each class of their shares once daily as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Net asset value is computed by dividing the market value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Boards, including valuations furnished by a pricing service retained by a Fund which may use a matrix system for valuations. These procedures of the pricing service and its valuations are reviewed by the officers of a Fund under the general supervision of the Board. For a discussion of these procedures, see "Pricing of Shares-Determination of Net Asset Value" in the Bond Fund Statement.

     Shareholder Services. Bond Fund offers a number of shareholder services and investment plans designed to facilitate investment in shares of Bond Fund. For a description of these services, see "Shareholder Services" in the Bond Fund Statement.

     Custodian. State Street Bank and Trust Company ("State Street") acts as custodian of Core Bond and Global Bond. The principal business address of State Street in such capacity is P.O. Box 351, 225 Franklin Street, Boston, Massachusetts 02101. The Bank of New York ("BONY") acts as custodian of Corporate Fund. The principal business address of BONY in such capacity is 90 Washington Street, New York, New York 10286. Brown Brothers Harriman & Co. ("Brown Brothers") acts as the custodian for Mercury Total Return Bond and ML Total Return Bond. The principal business address of Brown Brothers in such capacity is 40 Water Street, Boston, Massachusetts 02109. It is presently anticipated that State Street will serve as the custodian of the Combined Fund.

     Accounting Services. Each of Mercury Trust, on behalf of Mercury Total Return Bond, MLIM Fund, on behalf of ML Total Return Bond, Corporate Fund, Global Bond and Bond Fund, on behalf of Core Bond, have entered into an agreement with State Street, pursuant to which State Street provides certain accounting services to each Fund. Each Fund pays a fee for these services. Prior to January 1, 2001, FAM and MLIM provided accounting services to the Funds and were reimbursed by the Funds for such services. FAM and MLIM continue to provide certain accounting services to the Funds and the Funds reimburse FAM and MLIM for these services.

     The tables below show the amounts paid by each Target Fund and Core Bond to State Street and to the Investment Adviser/Administrator for the three most recent fiscal years:

                                                             Fees for Accounting Services
                                                             ----------------------------

                                  Fiscal Year End 2002/2001*   Fiscal Year End 2001/2000*   Fiscal Year End 2000/1999*
                                  -------------------------------------------------------------------------------------
                                                 Paid to the                  Paid to the                 Paid to the
                                                  Investment                  Investment                   Investment
                                  Paid to State    Adviser/   Paid to State    Adviser/    Paid to State    Adviser/
                                    Street**    Administrator+   Street**   Administrator+     Street    Administrator+
                                  -------------------------------------------------------------------------------------
Total Return Master++            $146,628       $22,514       $69,405       $36,178          N/A             N/A
Mercury Total Return Bond        $0             $0            $0            $31,270          N/A             N/A
ML Total Return Bond++           $0             $0            $0             $778            N/A             N/A
Global Bond                      $77,674        $16,717        N/A          $59,832          N/A            $101,099
Corporate Fund                   $24,377        $5,169         N/A          $77,292          N/A            $40,381
Core Bond                        $244,725       $139,888       N/A          $100,752         N/A            $133,078

-----------------------
*    The fiscal year end for each of Mercury Total Return Bond and ML Total
     Return Bond is June 30. The fiscal year end for each of Global Bond and
     Corporate Fund is December 31. The fiscal year end for Core Bond is
     September 30.
**   Represents payments pursuant to the agreement with State Street commencing
     January 1, 2001.
+    FAM/Mercury Advisors is the Administrator for Mercury Total Return Bond.
     FAM is the Administrator for ML Total Return Bond. FAM is the Investment
     Adviser for  Corporate Fund and Core Bond. MLIM is the Investment Adviser
     for Global Bond.
++   Total Return Master and ML Total Return Bond commenced operations on
     October 6, 2000.


     Transfer Agent. Financial Data Services, Inc. ("FDS"), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, an affiliate of FAM and MLIM, serves as the transfer agent, dividend disbursing agent and shareholder servicing agent with respect to Mercury Total Return Bond, ML Total Return Bond, Global Bond and Core Bond. It is presently anticipated that FDS will continue to provide these services to the Combined Fund. BONY serves as the transfer agent, program agent and dividend disbursing agent for Corporate Fund. The following table sets forth the transfer agent fees paid by each Fund to its transfer agent for the most recent two fiscal years:


  Fund                                               Transfer Agent Fees*
  ----                             -----------------------------------------------------------
                                   Fiscal Year End 2002/2001**    Fiscal Year End 2001/2000**
                                   ---------------------------    ----------------------------
  Mercury Total Return Bond            $       310,825                $       223,870
  ML Total Return Bond+                $        11,356                $         1,466
  Global Bond                          $       175,055                $       172,662
  Corporate Fund                       $       215,475                $       144,637
  Core Bond                            $     2,186,480                $     2,304,808

---------------------
*    For the periods shown, Mercury Total Return Bond, ML Total Return Bond,
     Global Bond and Core Bond paid fees to FDS at a rate lower than the rates currently paid.
**   The fiscal year end for Mercury Total Return Bond and ML Total Return Bond
     is June 30. The fiscal year end for Global Bond and Corporate Fund is
     December 31. The fiscal year end for Core Bond is September 30.
+    ML Total Return Bond commenced operations on October 6, 2000.

     Shares of Beneficial Interest/Capital Stock. Core Bond is authorized to issue 700,000,000 shares of common stock, par value $.10 per share, divided into four classes, designated Class A, Class B, Class C and Class D. Class A and Class B each consist of 250,000,000 shares and Class C and Class D each consist of 100,000,000 shares. Global Bond is authorized to issue an unlimited number of shares of beneficial interest, par value $.10 per share, divided into four classes, designated Class A, Class B, Class C and Class D. ML Total Return Bond is authorized to issue 500,000,000 shares of common stock, par value $.01 per share, divided into four classes, designated Class A, Class B, Class C and Class D. Class A consists of 100,000,000 shares, Class B consists of 200,000,000 shares, Class C consists of 100,000,000 shares and Class D consists of 100,000,000 shares. Mercury Total Return Bond is authorized to issue an unlimited number of shares of common stock, with no par value, divided into four classes, designated Class I, Class B, Class C and Class A. Corporate Fund is authorized to issue 50,000,000 shares of common stock, par value $.01 per share. See "Summary--Fee Tables."

     Shareholder Inquiries. Shareholder inquiries with respect to each Fund may be addressed to the respective Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

                               THE REORGANIZATION

General


     Under the Agreement and Plan (attached hereto as Exhibit I), Total Return Master will distribute to Mercury Total Return Bond and ML Total Return Bond their proportionate share of the assets and liabilities (i.e., a redemption in-kind) of Total Return Master in return for all of their beneficial interests in Total Return Master. Next, Global Bond, Mercury Total Return Bond, ML Total Return Bond and Corporate Fund will transfer all of their assets and all of their liabilities to Core Bond in return solely for an equal aggregate value of newly issued shares of Core Bond to be distributed to the shareholders of Global Bond, Mercury Total Return Bond, ML Total Return Bond and Corporate Fund. Global Bond and Corporate Fund will thereafter dissolve as a matter of state law and deregister as investment companies and Mercury Total Return Bond, ML Total Return Bond and Total Return Master will thereafter terminate as series of Mercury Trust, MLIM Fund and FAM Trust, respectively. More specifically:


o Holders of shares in Global Bond will receive that class of shares of Core Bond having the same letter designation (i.e., Class A, Class B, Class C or Class D) and the same distribution fees, account maintenance fees and sales charges (including contingent deferred sales charges), if any, as the shares of Global Bond held by them immediately prior to the Reorganization.

o Holders of shares in ML Total Return Bond will receive that class of shares of Core Bond having the same letter designation (i.e., Class A, Class B, Class C or Class D), with the same account maintenance fees and contingent deferred sales charges as the shares of ML Total Return Bond held by them immediately prior to the Reorganization but with lower distribution fees and lower initial sales charges. See "Summary--Fee Tables."

o In exchange for their Class I, Class B, Class C and Class A shares of Mercury Total Return Bond, holders of shares of Mercury Total Return Bond will receive Class A, Class, B, Class C and Class D shares, respectively, of Core Bond, with the same account maintenance fees and contingent deferred sales charges as the shares of Mercury Total Return Bond held by them immediately prior to the Reorganization but with lower distribution fees and lower initial sales charges. See "Summary--Fee Tables."

     Holders of shares of Corporate Fund will receive Class A shares of Core Bond which have no ongoing account maintenance or distribution fees.

     Under the Agreement and Plan, the failure of the shareholders of any Target Fund to approve the Agreement and Plan as described herein will not affect the ability of any other Target Fund to proceed with its Target Fund Acquisition. The consummation of any Target Fund Acquisition is not contingent upon the consummation of any other Target Fund Acquisition.

Procedure

     On September 30, 2002, the Boards of each of the Target Funds and FAM Trust, including all of the Board Members who are not "interested persons" of such Target Fund, as defined in the Investment Company Act, unanimously approved the Agreement and Plan and the submission of such Agreement and Plan to the shareholders of the Target Funds for approval. The Board of Bond Fund, including all of the Board Members who are not "interested persons" of such Fund or Trust, as defined in the Investment Company Act, unanimously approved the Agreement and Plan on September 30, 2002.

     If the shareholders of the Target Funds approve the Agreement and Plan at the Meetings, all required regulatory approvals are obtained and certain conditions are either met or waived, it is presently anticipated that the applicable Target Fund Acquisition will take place as soon as practicable after such approvals.

     THE BOARDS RECOMMEND THAT THE SHAREHOLDERS OF EACH TARGET FUND APPROVE THE AGREEMENT AND PLAN.

Terms of the Agreement and Plan of Reorganization

     The following is a summary of the significant terms of the Agreement and Plan. This summary is qualified in its entirety by reference to the Agreement and Plan, attached hereto as Exhibit I.

     Valuation of Assets. The assets of each Target Fund will be valued at the close of business on the business day prior (the "Valuation Time") to the date on which such Target Fund Acquisition will take place (the "Closing Date"). The assets of each Target Fund will be valued according to the procedures described in the most recent prospectus of Core Bond in effect as of the Valuation Time. These procedures are generally identical to those used by each Target Fund to value its assets.

     Distribution of Shares of Core Bond. As soon as practicable after the Closing Date, each Target Fund will liquidate and distribute the shares of Core Bond received by it pro rata to its shareholders in proportion to such shareholders' proportional interests in that Target Fund. The shares of Core Bond received by each shareholder of each Target Fund will be of the same or an equivalent class and have the same aggregate net asset value as such shareholder's interest in that Target Fund held on the Closing Date. (See "Valuation of Assets," above, for information about the calculation of net asset value.) Generally, the liquidation and distribution will be accomplished by opening new accounts on the books of Core Bond in the names of the shareholders of each Target Fund and transferring to those shareholders' accounts the shares of Core Bond representing such shareholders' interests in such Target Fund.

     No sales charge or fee of any kind will be charged to shareholders of a Target Fund in connection with their receipt of shares of Core Bond common stock in a Target Fund Acquisition.

     Expenses. The expenses of each Target Fund Acquisition that are directly attributable to each Target Fund and the conduct of its business will be deducted from the assets of such Target Fund as of the Valuation Time. These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the meeting of the shareholders of each Target Fund to consider the Reorganization, the expenses related to the solicitation of proxies to be voted at that meeting and a portion of the expenses in connection with (a) obtaining the opinion of counsel with respect to certain tax matters, (b) the preparation of the Agreement and Plan and (c) legal fees. The expenses of the Reorganization that are directly attributable to Core Bond and the conduct of its business will be paid by FAM. The expenses attributable to Core Bond include expenses incurred in printing sufficient copies of its Prospectus, Statement of Additional Information and its most recent Annual Report and Semi-Annual Report that will accompany this Proxy Statement and Prospectus and a portion of the expenses in connection with (a) obtaining the opinion of counsel with respect to certain tax matters, (b) the preparation of the Agreement and Plan and (c) legal fees. The expenses of the Reorganization, including transfer agent and audit fees, will be borne equally by each Target Fund and FAM. It is not anticipated that Total Return Master will incur any significant expenses in the Reorganization. The expenses of the Reorganization are currently estimated to be approximately:

          Fund                                       Estimated Expenses
          ----                                       ------------------
          Corporate Fund                                $   127,900
          Global Bond                                   $    93,700
          Mercury Total Return Bond                     $   100,000
          ML Total Return Bond                          $    56,800
          Core Bond (to be paid by FAM)                 $   100,900


     Required Approvals. Consummation of each Target Fund Acquisition is conditioned upon the approval of that Target Fund Acquisition by the Board of the relevant Target Fund, and by the Board of Bond Fund, as well as the receipt of certain regulatory approvals, as may be necessary. In addition, approval of the Agreement and Plan with respect to a Target Fund requires (i) for Mercury Total Return Bond, the approval of the holders of a majority of Mercury Total Return Bond's outstanding shares (which for this purpose and under the Investment Company Act means the lesser of (a) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares, (ii) for ML Total Return Bond and Corporate Fund, the affirmative vote of the shareholders of that Fund representing a majority of the outstanding shares entitled to be voted on the Agreement and Plan and (iii) for Global Bond, the affirmative vote of the shareholders of Global Bond representing two-thirds of the outstanding shares entitled to be voted on the Agreement and Plan. All classes of shares of Global Bond, Mercury Total Return Bond and ML Total Return Bond will vote together as a single class in approving the Agreement and Plan. Under the Agreement and Plan, the failure of any Target Fund's shareholders to approve the Agreement and Plan will not affect the ability of the other Target Fund Acquisitions to proceed.

     Deregistration and Dissolution. Following the completion of its Target Fund Acquisition, Global Bond will terminate its registration under the Investment Company Act and its organization under Massachusetts law, Corporate Fund will terminate its registration under the Investment Company Act and its incorporation under Maryland law, Mercury Total Return Bond will be terminated as a series of Mercury Trust, ML Total Return Bond will be terminated as a series of MLIM Fund and Total Return Master will be terminated as a series of FAM Trust.

     Termination, Postponement and Waivers. Under the Agreement and Plan, a Target Fund Acquisition may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Target Fund) prior to the Closing Date, or the Closing Date may be postponed, (i) by mutual consent of the Boards of the parties involved in that Target Fund Acquisition or (ii) by the Board of a party to a Target Fund Acquisition if any condition of such party's obligations has not been fulfilled or waived by such Board.

Potential Benefits to Shareholders of each Fund as a Result of a Target Fund Acquisition

     The Investment Advisers believe that the Target Fund Acquisitions will benefit the shareholders of the Target Funds because (i) the Combined Fund would be subject to Core Bond's lower combined investment advisory and administration fees, and (ii) certain fixed costs, such as printing shareholder reports, legal expenses, audit fees, registration fees, mailing costs and other expenses would be spread across a substantially larger asset base, thereby lowering the expense ratio borne by shareholders of the Target Funds. Following the Target Fund Acquisitions, (i) Core Bond shareholders will remain invested in a diversified, open-end fund with no changes to its current investment objectives and investment advisory arrangements and (ii) the Target Funds' shareholders will become invested in a diversified, open-end fund that has similar investment objectives and a lower expense ratio. Due to the larger net assets of the Combined Fund, each Fund also may experience greater flexibility in portfolio management and certain economies of scale. See "Comparison of the Funds--Redemption of Shares" and "--Additional Information--Shareholder Services."

     Specifically, after a Target Fund Acquisition, on a pro forma basis, it is expected that the investment advisory fee rate for the Combined Fund will be lower than the combined investment advisory and administration fee rate for each Target Fund. After a Target Fund Acquisition or the Reorganization, the pro forma total operating expense ratio of the Combined Fund, as a percentage of its net assets, is also expected to be lower than the current total operating expense ratio for each Target Fund. In the past, with respect to ML Total Return Bond and Mercury Total Return Bond, FAM had contractually waived the payment of investment advisory/administration fees in order to cap the expenses of these Funds. This contractual waiver is no longer in effect, although FAM currently intends to continue to voluntarily waive the payment of investment advisory/administration fees until the consummation of the applicable Target Fund Acquisition.

     Although it is not anticipated that consummation of any or all Target Fund Acquisitions will result in a lower operating expense ratio for Core Bond, Core Bond will have a larger asset base as a result of the Target Fund Acquisitions and MLIM has agreed to bear all of Core Bond's Reorganization expenses.

     To illustrate the potential economies of scale, the tables below show the total operating expense ratio for each class of shares for each Target Fund and Core Bond as of March 31, 2002 and, assuming the applicable Target Fund Acquisition had taken place on March 31, 2002, the estimated pro forma operating expense ratio for each class of shares of the Combined Fund, both including and excluding any applicable fee waivers and expense reimbursements and excluding any class specific distribution and account maintenance fees.

                               Total Operating Expense Ratios
                               ------------------------------

      Fund                     Class A/I     Class B    Class C    Class D/A
---------------                ---------     -------    -------    ---------

Global Bond                      1.36%        2.11%      2.16%       1.61%
Mercury Total Return Bond*       0.97%        1.97%      1.97%       1.22%
ML Total Return Bond*            1.36%        2.36%      2.36%       1.61%
Corporate Fund**                 1.06%         N/A        N/A         N/A
Core Bond                        0.59%        1.36%      1.42%       0.84%
Combined Fund                    0.59%        1.36%      1.42%       0.84%
---------------------------
* Prior to June 30, 2002, with respect to ML Total Return Bond and Mercury Total Return Bond, FAM had contractually waived the payment of investment advisory/administration fees and or reimbursed expenses in order to cap the expenses of these Funds. This contractual waiver is no longer in effect, although FAM currently intends to continue to waive voluntarily the payment of investment advisory/administration fees until the consummation of the applicable Target Fund Acquisition.
**   Corporate Fund offers only one class of shares (the equivalent of Class
     A).


                             Combined Fund Pro Forma Total Operating Expense Ratios*
                             -------------------------------------------------------

                                                     Class A/I        Class B          Class C        Class D/A
                                                     ---------        -------          -------        ---------
              Assuming Only Global
              Bond Acquired                            0.59%           1.36%            1.42%           0.84%

              Assuming Only Mercury Total Return
              Bond Acquired                            0.59%           1.36%            1.42%           0.84%

              Assuming Only ML Total
              Return Bond Acquired                     0.59%           1.36%            1.42%           0.84%


              Assuming Only Corporate Fund
              Acquired**                               0.61%           1.38%            1.44%           0.86%

              Assuming All Target Funds
              Acquired                                 0.59%           1.36%            1.42%           0.84%


------------------------------
*  Assumes the applicable Target Fund Acquisition and the Reorganization had
   taken place on March 31, 2002.
** Corporate Fund offers only one class of shares
   (the equivalent of Class A).

     As shown in the table above, in the event that only the Corporate Fund Target Fund Acquisition is consummated, the total operating expense ratios of the Combined Fund will increase by .02 as compared to the total operating expense ratios of Core Bond immediately prior to such Target Fund Acquisition. Therefore, if Corporate Fund is the only Target Fund acquired by Core Bond, FAM and its affiliates have agreed to waive voluntarily the payment of fees and/or to reimburse expenses as necessary for one year following the Corporate Fund Target Fund Acquisition so that the total operating expense ratios of the Combined Fund would be no higher than the total operating expense ratios of Core Bond immediately prior to such Target Fund Acquisition.

     The following table sets forth the net assets of each Fund as of the dates indicated.

                                        Net Assets
                                        ----------

                                Fiscal Year End    As of March 31,   Fiscal Year End    Fiscal Year End
                                     2002*              2002              2001*              2000*
                               -----------------   ---------------   ---------------    ----------------

 Global Bond                          N/A         $    54,419,151    $    59,031,911    $   78,530,779
 Mercury Total Return
 Bond                          $   131,221,360    $   137,369,243    $   153,902,660           N/A
 ML Total Return Bond          $    31,315,239    $    25,157,077    $     3,204,977           N/A
 Corporate Fund                       N/A         $    55,409,630    $    59,178,854    $   58,966,775
 Core Bond                            N/A         $ 1,381,682,525    $ 1,309,213,373    $1,149,719,286

------------------------------
*    The fiscal year end for each of Mercury Total Return Bond and ML Total
     Return Bond is June 30. The fiscal year end for each of Global Bond and
     Corporate Fund is December 31. The fiscal year end for Core Bond is
     September 30.

     The preceding table illustrates that the Target Funds have not experienced significant growth over the periods shown and have not attained the asset size necessary for the efficient operation of the Fund. The Investment Advisers anticipate that under these circumstances, each Target Fund might experience higher operating expense ratios. Conversely, the Investment Advisers anticipate that the Target Funds and Core Bond as a combined entity might experience certain economies of scale, which might in turn result in a substantially lower total operating expense ratio for shareholders of the Target Funds as shareholders of the Combined Fund. Although no assurance can be given that the foregoing would in fact occur, the Investment Advisers believe that the economies of scale that may be realized as a result of each Target Fund Acquisition would be beneficial to shareholders of each Target Fund.

     Based on the foregoing, the Boards concluded that no Target Fund Acquisition presents any significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits described above. In approving each Target Fund Acquisition, the Boards determined that the interests of existing shareholders of each Target Fund and the existing shareholders of Core Bond with respect to net asset value would not be diluted as a result of the applicable Target Fund Acquisition.

Tax Consequences of each Target Fund Acquisition

     Summary. Core Bond and the Target Funds will receive an opinion of counsel with respect to each Target Fund Acquisition to the effect that, among other things, neither the Target Funds nor Core Bond will recognize any gain or loss on the transaction, and no shareholder of a Target Fund will recognize any gain or loss upon receipt of shares of Core Bond in a Target Fund Acquisition.

     General. Each Target Fund Acquisition has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Code. Each Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under the Code, and Core Bond intends to continue to so qualify after each Target Fund Acquisition. The Funds will receive an opinion of counsel to the effect that for Federal income tax purposes: (i) the transfer of all of the assets of each Target Fund to Core Bond in return solely for shares of Core Bond Common Stock as provided in the Agreement and Plan will each constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and each Target Fund and Bond Fund will each be deemed to be a "party" to a reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to a Target Fund as a result of the asset transfer solely in return for Core Bond shares or on the distribution of the Core Bond shares to each Target Fund's shareholders under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to Core Bond on the receipt of assets of any Target Fund in return for Core Bond shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of any Target Fund on the receipt of Corresponding Shares of Core Bond in return for their respective shares of the Target Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of each Target Fund in the hands of Core Bond will be the same as the tax basis of such assets in the hands of the respective Target Fund immediately prior to the consummation of a Target Fund Acquisition; (vi) in accordance with Section 358 of the Code, immediately after the applicable Target Fund Acquisition, the tax basis of the Corresponding Shares of Core Bond received by the shareholders of a Target Fund in the applicable Target Fund Acquisition will be equal to the tax basis of the shares of the Target Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares of Core Bond will be determined by including the period for which such shareholder held the shares of the Target Fund exchanged therefor provided, that such Target Fund shares were held as a capital asset;
(viii) in accordance with Section 1223 of the Code, Core Bond's holding period with respect to each Target Fund's assets transferred will include the period for which such assets were held by the respective Target Fund; and (ix) the taxable year of each Target Fund will end on the effective date of the applicable Target Fund Acquisition, and pursuant to Section 381(a) of the Code and regulations thereunder, Core Bond will succeed to and take into account certain tax attributes of the Target Fund, such as earnings and profits, capital loss carryovers and method of accounting.

     Under Section 381(a) of the Code, Core Bond will succeed to and take into account certain tax attributes of each Target Fund including, but not limited to, earnings and profits, any net operating loss carryovers, any capital loss carryovers and method of accounting. The Code, however, contains special limitations with regard to the use of net operating losses, capital losses, and other similar items in the context of certain reorganizations, including a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code, which could reduce the benefit of these attributes to Core Bond. As of [?], 2002, each Target Fund had net realized capital losses. As of that date, each Fund also had net unrealized capital gains. As a result of a Target Fund Acquisition, shareholders of the Target Fund may benefit from the ability of the Combined Fund to use the net realized capital losses of the Target Fund to offset future net realized capital gains, if any, of the Combined Fund.

     Shareholders should consult their tax advisers regarding the effect of a Target Fund Acquisition in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of each Target Fund Acquisition. As set forth under the heading "Investment Objectives and Policies--Tax Information," dividends received by shareholders of the Combined Fund will not be exempt from state taxes.

     Status as a Regulated Investment Company. Each Target Fund and Core Bond have elected and qualified to be taxed as RICs under Sections 851-855 of the Code, and, after each Target Fund Acquisition, Core Bond intends to continue to operate so as to qualify as a RIC.

Appraisal Rights

     Shareholders of the Target Funds are not entitled to appraisal rights in connection with any Target Fund Acquisition.

Capitalization

     The following tables set forth as of March 31, 2002: (i) the capitalization of each Fund and (ii) the pro forma capitalization of the Combined Fund as adjusted to give effect to the Reorganizations.


                                      Capitalization of Each Fund and Pro Forma
                              Capitalization of the Combined Fund as of March 31, 2002
                              --------------------------------------------------------

          Fund and Class                Total Net Assets        Shares Outstanding       Net Asset Value Per Share
          --------------                ----------------        ------------------       -------------------------
Corporate Fund                         $    55,409,630               2,708,295              $         20.46
Mercury Total Return Bond
     Class I                           $    72,266,443               5,737,927              $         12.59
     Class B                           $       307,607                  24,531              $         12.54
     Class C                           $         6,216                     503              $         12.36
     Class A                           $    64,788,977               5,149,239              $         12.58
ML Total Return Bond
     Class A                           $       680,384                  65,848              $         10.33
     Class B                           $     7,934,602                 769,717              $         10.31
     Class C                           $     6,250,125                 606,075              $         10.31
     Class D                           $    10,291,986                 997,190              $         10.32
Global Bond
     Class A                           $     8,320,622               1,122,624              $          7.41
     Class B                           $    20,151,780               2,718,089              $          7.41
     Class C                           $       554,849                  74,873              $          7.41
     Class D                           $    25,391,900               3,426,521              $          7.41
Core Bond
     Class A                           $   560,812,500              51,311,863              $         10.93
     Class B                           $   484,217,981              44,303,697              $         10.93
     Class C                           $    95,876,217               8,769,209              $         10.93
     Class D                           $   240,775,827              22,015,951              $         10.94
Combined Fund*
     Class A                           $   697,489,579              63,814,234              $         10.93
     Class B                           $   512,611,970              46,899,540              $         10.93
     Class C                           $   102,687,407               9,395,005              $         10.93
     Class D                           $   341,248,690              31,192,750              $         10.94
---------------------

* Total Net Assets and Net Asset Value Per Share include the aggregate value of the net assets of Core Bond as of March 31, 2002 and the aggregate value of the net assets of each Target Fund that would have been transferred to Core Bond had the Reorganizations been consummated on March 31, 2002. The data does not take into account expenses incurred in connection with the Reorganization or the actual number of shares that would have been issued to each Target Fund. No assurance can be given as to how many shares of Core Bond the shareholders of a Target Fund will receive on the date of the Reorganization. The foregoing should not be relied upon to reflect the number of shares of Core Bond that actually will be received by the shareholder of that Target Fund on or after such date.

                   INFORMATION CONCERNING THE SPECIAL MEETINGS

Date, Time and Place of Meetings

     The Meetings will be held at the offices of FAM and MLIM, 800 Scudders Mill Road, Plainsboro, New Jersey on January 17, 2003, at the following times:

                     Fund                     Meeting Time
                     ----                     ------------

        Global Bond                     [o] a.m. Eastern time
        Mercury Total Return Bond       [o] a.m. Eastern time
        ML Total Return Bond            [o] a.m. Eastern time
        Corporate Fund                  [o] a.m. Eastern time


Solicitation, Revocation and Use of Proxies

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of the respective Target Fund. Although mere attendance at a Meeting for a Target Fund in which you own shares will not revoke a proxy, a shareholder present at such a Meeting may withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the applicable Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the Agreement and Plan.

     It is not anticipated that any other matters will be brought before the Meetings. If, however, any other business properly is brought before any Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

     Only holders of record of shares of a Target Fund as of the close of business on the Record Date are entitled to vote at the applicable Meeting or any adjournment thereof. As of the close of business on the Record Date, the number of shares of each class issued, outstanding and entitled to vote is set forth below for each Target Fund:

             Target Fund                          Outstanding Shares
             -----------                          ------------------

   Corporate Fund
   Mercury Total Return Bond
   ML Total Return Bond
   Global Bond


Security Ownership of Certain Beneficial Owners and Management of the Target Funds and Core Bond

     At the Record Date, the Board Members and officers of Corporate Fund as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of Corporate Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co.

     As of the Record Date, the Board Members and officers of Global Bond as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of Global Bond and owned less than 1% of the outstanding shares of common stock of ML & Co.

     As of the Record Date, the Board Members and officers of Mercury Trust as a group (9 persons) owned an aggregate of less than 1% of the outstanding shares of Mercury Total Return Bond and owned less than 1% of the outstanding shares of common stock of ML & Co.

     As of the Record Date, the Board Members and officers of MLIM Fund as a group (9 persons) owned an aggregate of less than 1% of the outstanding shares of ML Total Return Bond and owned less than 1% of the outstanding shares of common stock of ML & Co.

     As of the Record Date, the Board Members and officers of Bond Fund as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of Core Bond and owned less than 1% of the outstanding shares of common stock of ML & Co.

     To the knowledge of Mercury Trust, as of the Record Date, except as set forth in Exhibit III to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of the outstanding shares of Mercury Total Return Bond.

     To the knowledge of MLIM Fund, as of the Record Date, except as set forth in Exhibit III to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of the outstanding shares of ML Total Return Bond.

     To the knowledge of Bond Fund, as of the Record Date, except as set forth in Exhibit III to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of the outstanding shares of Core Bond.

     To the knowledge of Global Bond, as of the Record Date, except as set forth in Exhibit III to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of the outstanding shares of Global Bond.

     To the knowledge of Corporate Fund, as of the Record Date, except as set forth in Exhibit III to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of the outstanding shares of Corporate Fund.

Voting Rights and Required Vote

     For purposes of this Proxy Statement and Prospectus, each share of each class of a Target Fund's outstanding shares is entitled to one vote as described herein. Assuming a quorum is present at the applicable Meeting, approval of a Target Fund Acquisition requires, among other things, with respect to Mercury Total Return Bond, the approval of the holders of a majority of Mercury Total Return Bond's outstanding shares voting together as a single class (which for this purpose and under the Investment Company Act means the lesser of (a) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares), with respect to ML Total Return Bond and Corporate Fund, the affirmative vote of shareholders voting together as a single class, representing a majority of the outstanding shares entitled to be voted thereon, and with respect to Global Bond, the affirmative vote of the shareholders voting together as a single class, representing two-thirds of the outstanding shares entitled to be voted thereon. Under the Agreement and Plan, the failure of the shareholders of a Target Fund to approve the Agreement and Plan will not affect the ability of any other Target Fund to proceed with its Target Fund Acquisition. The consummation of any Target Fund Acquisition is not contingent upon the consummation of any other Target Fund Acquisition.

     A quorum for purposes of each Meeting consists of one-third of the shares of the applicable Target Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for a Meeting, the required quorum of a Target Fund's shareholders is not present or if a quorum is present but sufficient votes to approve or disapprove the Agreement and Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable Target Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Target Fund.

                             ADDITIONAL INFORMATION

     The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by the applicable Target Fund for its shareholders. The Target Funds will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of its shares and will reimburse certain persons that may be employed for their reasonable expenses in assisting in the solicitation of proxies. See "The Reorganization--Terms of the Agreement and Plan of Reorganization--Expenses."

     In order to obtain the necessary quorum at each Meeting, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by the officers of the Target Funds. Each Target Fund has retained Georgeson Shareholder, _______________, _______, _________ _____, to assist in the solicitation of proxies at a cost to each Target Fund of approximately $[o] plus out-of-pocket expenses, which are estimated to be approximately $[o] per Target Fund.

     Broker-dealer firms, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), holding shares of a Target Fund in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meetings. Broker-dealer firms, including Merrill Lynch, will not be permitted to vote without instructions with respect to the approval of the Agreement and Plan and a Target Fund Acquisition. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has received no instructions and therefore has declined to vote on the proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. However, such abstentions and broker non-votes will have the same effect as a vote against approval of the Agreement and Plan and a Target Fund Acquisition.

     The Boards of the Target Funds know of no other matters to be presented at the Meetings. However, if other matters are presented for a vote at a Meeting or any adjournment thereof, the persons named as proxies will vote the shares represented by properly executed proxies in accordance with their best judgment on these matters.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto, which each Fund has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

     Each Target Fund and Bond Fund, on behalf of Core Bond, file reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by each Fund, can be inspected and copied at the public reference facilities of the Commission at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can be obtained from the public reference section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including each Fund, that file electronically with the Commission.

                                LEGAL PROCEEDINGS

     There are no material legal proceedings to which any Target Fund, Bond Fund, MLIM Fund, Mercury Trust or FAM Trust is a party.

                                 LEGAL OPINIONS

     Certain legal matters in connection with each Target Fund Acquisition will be passed upon for Bond Fund, Mercury Total Return Bond, ML Total Return Bond and Corporate Fund by Clifford Chance US LLP ("Clifford Chance"), 200 Park Avenue, New York, New York 10166 and for Global Bond by Sidley Austin Brown & Wood LLP ("Sidley Austin"), 787 Seventh Avenue, New York, New York 10019. Clifford Chance will rely as to matters of Maryland law on the opinion of Sidley Austin Brown & Wood LLP, 1501 K Street NW, Washington, D.C. 20005. Sidley Austin and Clifford Chance will rely as to matters of Massachusetts law on the opinion of Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110-1726. Certain tax matters in connection with each Target Fund Acquisition will be passed upon by Sidley Austin, counsel to Global Bond and special tax counsel to Bond Fund, Mercury Total Return Bond, ML Total Return Bond and Corporate Fund.

                                     EXPERTS

     The financial highlights of the Funds included in this Proxy Statement and Prospectus have been so included in reliance on the reports of [o] and [o], independent auditors, given on their authority as experts in auditing and accounting. The principal business address of [o] is [o]. The principal business address of [o] is [o]. [o] will serve as the independent auditors for the Combined Fund after the Reorganization.

                             SHAREHOLDERS' MEETINGS

     Shareholders of the Target Funds are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on any matter submitted to a shareholder vote. MLIM Fund and Corporate Fund, as Maryland corporations, and Mercury Trust and Global Bond, as Massachusetts business trusts, do not intend to hold annual meetings of shareholders under most circumstances. The Charters of MLIM Fund and Mercury Trust do not require MLIM Fund or Mercury Trust, respectively, to hold an annual meeting of shareholders of ML Total Return Bond and Mercury Total Return Bond, respectively. The Charters of Corporate Fund and Global Bond do not require Corporate Fund or Global Bond, respectively, to hold an annual meeting of shareholders. The Target Funds will be required, however, to call special meetings in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements or of a change in the fundamental policies, objectives or restrictions of any Target Fund. The Target Funds also would be required to hold a shareholders' meeting to elect new Board Members at such time as less than a majority of the Board Members holding office have been elected by shareholders. In addition, each Target
Fund may hold shareholder meetings for approval of certain other matters as required by the Charter of each Target Fund. The by-laws of MLIM Fund provide that a shareholders' meeting may be called with respect to ML Total Return
Bond at any time by a majority of the Board, the President, or on the written request of the holders of at least a majority of the outstanding shares of ML Total Return Bond entitled to vote at such meeting. The by-laws of Mercury Trust provides that a shareholders' meeting may be called with respect to Mercury Total Return Bond at any time by the Chairman of the Board, the President or the Board, and shall be called by the Secretary of Mercury Trust upon written request of shareholders of Mercury Total Return Bond holding in the aggregate not less than one-third of the outstanding shares of Mercury Total Return Bond having voting rights. The Charter of Mercury Trust provides that the Board of Mercury Trust must call a meeting to remove a Board Member if 10% of the outstanding shares request it. The by-laws of Corporate Fund provide that a shareholders' meeting may be called with respect to Corporate Fund at any time by a majority of the Board, the President, or on the written request of the holders of at least 10% of the outstanding shares of ML Total Return Bond entitled to vote at such meeting. The Charter of Global Bond provides that a shareholders' meeting may be called with respect to Global
Bond at any time by a majority of the Board and shall be called by any Board Member upon the written request of the holders of at least 10% of the outstanding shares of Global Bond entitled to vote at such meeting.

                              SHAREHOLDER PROPOSALS

     A shareholder proposal intended to be presented at a subsequent meeting of shareholders of a Target Fund must be received by the applicable Target Fund a reasonable time before the solicitation relating to such meeting is to be made by the Board of such Target Fund in order to be considered in that Target Fund's proxy statement and form of proxy relating to the meeting. Any shareholder of a Target Fund who desires to bring a proposal at any subsequent meeting of the shareholders of the Target Fund without including such proposal in the Target Fund's proxy statement relating to the meeting must deliver notice of such proposal to the Target Fund a reasonable time before the Target Fund begins to print and mail the proxy solicitation materials to be used in connection with such meeting.

                By Order of the Boards of Directors/Trustees,

                Phillip S. Gillespie
                Secretary
                Merrill Lynch Investment Managers Funds, Inc.
                and
                Mercury Funds II

                David Clayton
                Secretary
                Merrill Lynch Global Bond Fund for Investment and Retirement and
                The Corporate Fund Accumulation Program, Inc

                                                                     EXHIBIT I

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the ___ day of _______, 200_, by and among Merrill Lynch Global Bond Fund for Investment and Retirement, a Massachusetts business trust ("Global Bond"), Mercury Funds II, a Massachusetts business trust ("Mercury Trust"), on behalf of Mercury Total Return Bond Fund, a series of Mercury Trust ("Mercury Total Return Bond"), Merrill Lynch Investment Managers Funds, Inc., a Maryland corporation ("MLIM Fund"), on behalf of Merrill Lynch Total Return Bond Fund, a series of MLIM Fund ("ML Total Return Bond"), Fund Asset Management Master Trust, a Delaware statutory trust ("FAM Trust"), on behalf of Total Return Bond Master Portfolio, a series of FAM Trust ("Total Return Master,"), The Corporate Fund Accumulation Program, Inc., a Maryland corporation ("Corporate Fund"), and Merrill Lynch Bond Fund, Inc., a Maryland corporation ("Bond Fund"), on behalf of Core Bond Portfolio, a series of Bond Fund ("Core Bond," and together with Global Bond, Mercury Trust, Mercury Total Return Bond, MLIM Fund, ML Total Return Bond, FAM Trust and Corporate Fund, the "Funds").

                             PLAN OF REORGANIZATION

The reorganization will comprise the following:

     (a)(i) the distribution by Total Return Master to Mercury Total Return Bond and ML Total Return Bond of their proportionate share of the assets and liabilities (i.e., a redemption in-kind), in return for all of the beneficial interests in Total Return Master held by Mercury Total Return Bond and ML Total Return Bond;

     (a)(ii)(A) (1) the subsequent acquisition by Core Bond of substantially all of the assets and the assumption by Core Bond of substantially all of the liabilities of Mercury Total Return Bond, (2) the issuance by Bond Fund of newly issued shares of Core Bond common stock, par value of $.10 per share ("Core Bond Common Stock"), to Mercury Total Return Bond with an aggregate net asset value equal to the aggregate value of the assets acquired by Core Bond, reduced by the amount of the liabilities assumed by Core Bond, and (3) the subsequent distribution of Corresponding Shares (defined below) of Core Bond to the shareholders of Mercury Total Return Bond in an amount in proportion to their shares of beneficial interest, without par value, of Mercury Total Return Bond, including shares of beneficial interest of Mercury Total Return Bond representing the Dividend Reinvestment Plan ("DRIP") shares held in the book deposit accounts of the holders of shares of beneficial interest of Mercury Total Return Bond, in liquidation of Mercury Total Return Bond;

     (a)(ii)(B) (1) the subsequent acquisition by Core Bond of substantially all of the assets and the assumption by Core Bond of substantially all of the liabilities of ML Total Return Bond, (2) the issuance by Bond Fund of newly issued shares of Core Bond Common Stock to ML Total Return Bond with an aggregate net asset value equal to the aggregate value of the assets acquired by Core Bond, reduced by the amount of the liabilities assumed by Core Bond, and (3) the subsequent distribution of Corresponding Shares of Core Bond to the stockholders of ML Total Return Bond in an amount in proportion to their shares of common stock, par value $.01 per share, of ML Total Return Bond, including shares of common stock of ML Total Return Bond representing the DRIP shares held in the book deposit accounts of the holders of shares of common stock of ML Total Return Bond, in liquidation of ML Total Return Bond;

     (b) (1) the acquisition by Core Bond of substantially all of the assets and the assumption by Core Bond of substantially all of the liabilities of Global Bond, (2) the issuance by Bond Fund of newly issued shares of Core Bond Common Stock to Global Bond with an aggregate net asset value equal to the aggregate value of the assets acquired by Core Bond, reduced by the amount of the liabilities assumed by Core Bond, and (3) the subsequent distribution of Corresponding Shares of Core Bond to the shareholders of Global Bond in an amount in proportion to their shares of beneficial interest, par value $.10 per share, of Global Bond, including shares of beneficial interest of Global Bond representing the DRIP shares held in the book deposit accounts of the holders of shares of beneficial interest of Global Bond, in liquidation of Global Bond; and

     (c) (1) the acquisition by Core Bond of substantially all of the assets and the assumption by Core Bond of substantially all of the liabilities of Corporate Fund, (2) the issuance by Bond Fund of newly issued shares of Core Bond Common Stock to Corporate Fund with an aggregate net asset value equal to the aggregate value of the assets acquired by Core Bond, reduced by the amount of the liabilities assumed by Core Bond, and (3) the subsequent distribution of Corresponding Shares of Core Bond to the stockholders of Corporate Fund in an amount in proportion to all of their shares of common stock, par value $.01 per share, of Corporate Fund, in liquidation of Corporate Fund.

 The transactions described in any of paragraphs (a)(ii)(A), (a)(ii)(B), (b) and
(c) above may be consummated upon and subject to the terms hereinafter set forth without the consummation of the transactions described in any other of those paragraphs. The transactions described in any such paragraph will be referred to herein individually as a "Target Fund Acquisition," and the Target Fund Acquisitions are collectively referred to herein as the "Reorganization." Global Bond, Mercury Total Return Bond, ML Total Return Bond and Corporate Fund are sometimes referred to herein together as the "Target Funds." Any reference to any Target Fund hereunder shall be deemed to include only those Target Funds that participate in the Reorganization.

As stated above, Mercury Trust and Global Bond are organized as Massachusetts business trusts; Bond Fund, MLIM Fund and Corporate Fund are organized as Maryland corporations; FAM Trust is organized as a Delaware statutory trust. In each jurisdiction, nomenclature varies. For ease of reference and clarity of presentation, shares of common stock of Core Bond, ML Total Return Bond and Corporate Fund, and shares of beneficial interest of Global Bond and Mercury Total Return Bond are hereinafter referred to as "shares," and holders of shares are hereinafter referred to as "shareholders."

     In the course of the relevant Target Fund Acquisition, shares of Core Bond Common Stock will be distributed to each Target Fund's shareholders as follows: each holder of Global Bond shares and ML Total Return Bond shares will be entitled to receive the same class of shares of Core Bond (i.e., Class A, Class B, Class C or Class D) as they held in Global Bond and ML Total Return Bond immediately prior to the Reorganization; each holder of Class I, Class B, Class C and Class A shares of Mercury Total Return Bond will be entitled to receive Class A, Class B, Class C, and Class D shares of Core Bond, respectively; each holder of shares of Corporate Fund will be entitled to receive Class A shares of Core Bond (collectively, the "Corresponding Shares"). The aggregate net asset value of the Corresponding Shares of Core Bond to be received by each shareholder of a Target Fund will equal the aggregate net asset value of the shares of such Target Fund owned by such shareholder as of the Valuation Time (defined in Section 7(c) herein). It is intended that each Target Fund Acquisition described in this Plan shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

As promptly as practicable after the consummation of the relevant Target Fund Acquisition, (i) the Board of Trustees of Global Bond shall take or shall cause officers of Global Bond to take such action as necessary to dissolve Global Bond in accordance with Global Bond's Declaration of Trust, as amended, and the laws of the Commonwealth of Massachusetts, and will terminate Global Bond's registration under the Investment Company Act of 1940, as amended (the "1940 Act"); (ii) the Board of Directors of Corporate Fund shall take or shall cause officers of Corporate Fund to take such action as necessary to dissolve Corporate Fund in accordance with Corporate Fund's Articles of Incorporation, as amended and restated, and the laws of the State of Maryland, and will terminate Corporate Fund's registration under the 1940 Act; (iii) the Board of Trustees of Mercury Trust shall take or shall cause officers of Mercury Trust to take such action as necessary to terminate Mercury Total Return Bond as a series of Mercury Trust in accordance with Mercury Trust's Declaration of Trust, as amended and restated, and the laws of the Commonwealth of Massachusetts; (iv) the Board of Directors of MLIM Fund shall take or shall cause officers of MLIM Fund to take such action as necessary to terminate ML Total Return Bond as a series of MLIM Fund in accordance with MLIM Fund's Articles of Incorporation, as amended, and the laws of the State of Maryland; and (v) the Board of Trustees of FAM Trust shall take or shall cause officers of FAM Trust to take such action as necessary to terminate Total Return Master as a series of FAM Trust in accordance with FAM Trust's Declaration of Trust, as amended and restated, and the laws of the State of Delaware.

     Mercury Total Return Bond and ML Total Return Bond are each "feeder" funds that invest all of their respective assets in a corresponding "master" portfolio, Total Return Master. This structure is sometimes called a "master/feeder" structure.

                                    AGREEMENT

     In order to consummate the Reorganization, and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, Global Bond, Mercury Trust, on behalf of Mercury Total Return Bond, MLIM Fund, on behalf of ML Total Return Bond Fund, FAM Trust, on behalf of Total Return Master, Corporate Fund and Bond Fund, on behalf of Core Bond, hereby agree as follows:

1.   Representations and Warranties of Bond Fund.

     Bond Fund represents and warrants to, and agrees with, Global Bond, Mercury Trust, MLIM Fund, FAM Trust and Corporate Fund, that:

          (a) Bond Fund is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the corporate power to own all of its assets and to carry out this Agreement. Core Bond is a duly authorized series of Bond Fund. Bond Fund has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

          (b) Bond Fund is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-02857), and such registration has not been revoked or rescinded and is in full force and effect. Bond Fund has elected and qualified at all times since its inception for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code and intends to continue to so qualify until consummation of the Reorganization and thereafter.

          (c) Each Target Fund has been furnished with a statement of assets and liabilities and a schedule of investments of Core Bond, each as of September 30, 2002, said financial statements having been audited by [o], independent public accountants. An unaudited statement of assets and liabilities of Core Bond and an unaudited schedule of investments of Core Bond, each as of the Valuation Time (defined in Section 7(c) herein), will be furnished to each Target Fund at or prior to the Closing Date for the purpose of determining the number of shares of Core Bond Common Stock to be issued pursuant to Section 8 of this Agreement; and each will fairly present the financial position of Core Bond as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

          (d) Each Target Fund has been furnished with Bond Fund's annual report to shareholders for the fiscal year ended September 30, 2002 and the financial statements appearing therein fairly present the financial position of Core Bond as of the dates indicated in conformity with generally accepted accounting principles applied on a consistent basis.

          (e) Each Target Fund has been furnished with the prospectus and statement of additional information of Bond Fund, each dated January 24, 2002, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          (f) Bond Fund has the corporate power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement on behalf of Core Bond has been duly authorized by all necessary action of Bond Fund's Board of Directors, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of Bond Fund, threatened against it or Core Bond, which assert liability on the part of Bond Fund or Core Bond or which materially affect their financial condition or their ability to consummate the Reorganization. Neither Bond Fund nor Core Bond is charged with or, to the best of the knowledge of Bond Fund or Core

     Bond, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

          (h) Bond Fund is not a party to nor obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, or any contract or other commitment or obligation to which it is a party, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

          (i) There are no material contracts outstanding to which Bond Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (m) below) or will not otherwise be disclosed to each Target Fund prior to the Valuation Time.

          (j) Bond Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of Bond Fund's most recent annual or semi-annual report to shareholders, and those incurred in connection with the Reorganization. As of the Valuation Time, Bond Fund will advise each Target Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, of Core Bond.

          (k) Bond Fund, on behalf of Core Bond, has filed, or has obtained extensions to file, all Federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of Core Bond have been adequately provided for on its books, and no tax deficiency or liability of Core Bond has been asserted and no question with respect thereto has been raised by the Internal Revenue Service ("IRS") or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

          (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Bond Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

          (m) The registration statement filed by Bond Fund on Form N-14 relating to the shares of Core Bond Common Stock to be issued pursuant to this Agreement, which includes the combined proxy statement of the Target Funds and the prospectus of Bond Fund with respect to the transaction contemplated herein, and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on its effective date, at the time of the shareholders' meetings referred to in Section 10(a) of this Agreement and at the Closing Date, insofar as it relates to Bond Fund and Core Bond, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Bond Fund with respect to itself and to Core Bond for use in the N-14 Registration Statement as provided in Section 10(e) of this Agreement.

          (n) Bond Fund is authorized to issue 3,650,000,000 shares of common stock, par value $.10 per share, of which Core Bond is authorized to issue 700,000,000 shares divided into four classes, designated Class A, Class B, Class C and Class D Common Stock; Class A and Class B shares of Core Bond Common Stock each consist of 250,000,000 shares and Class C and Class D shares of Core Bond Common Stock each consist of 100,000,000 shares; each outstanding share is fully paid and nonassessable and has full voting rights.

          (o) The shares of Core Bond Common Stock to be issued to each Target Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of Core Bond will have any preemptive right of subscription or purchase in respect thereof.

          (p) At or prior to the Closing Date, shares of Core Bond Common Stock to be transferred to each Target Fund for distribution to the shareholders of each Target Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of each Target Fund presently are qualified, and there will be sufficient number of such shares registered as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

          (q) At or prior to the Closing Date, Bond Fund will have obtained any and all approvals, including regulatory and director approvals, necessary to issue the shares of Core Bond Common Stock to each Target Fund for distribution to each Target Fund's shareholders.

          (r) The books and records of Bond Fund relating to Core Bond made available to each Target Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Bond Fund relating to Core Bond.

2.   Representations and Warranties of Global Bond.

     Global Bond represents and warrants to, and agrees with, Bond Fund that:

          (a) Global Bond is a trust with transferable shares duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts. Global Bond has the power to own all of its assets and to carry out this Agreement. Global Bond has all the necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

          (b) Global Bond is duly registered under the 1940 Act as a non-diversified, open-end management investment company (File No. 811-04684), and such registration has not been revoked or rescinded and is in full force and effect. Global Bond has elected and qualified at all times since its inception for the special tax treatment afforded RICs under Sections 851-855 of the Code and intends to continue to so qualify through its taxable year ending upon liquidation.

          (c) As used in this Agreement, the term "Global Bond Investments" shall mean (i) the investments of Global Bond shown on the schedule of its investments as of the Valuation Time furnished to Bond Fund, and (ii) all other assets owned by Global Bond as of the Valuation Time.

          (d) Global Bond has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of its Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (e) Bond Fund has been furnished with a statement of assets and liabilities and a schedule of investments of Global Bond, each as of December 31, 2001, said financial statements having been audited by [o], independent public accountants. Bond Fund has also been furnished with an unaudited statement of assets and liabilities and an unaudited schedule of investments of Global Bond, each as of June 30, 2002. An unaudited statement of assets and liabilities of Global Bond and an unaudited schedule of investments of Global Bond, each as of the Valuation Time, will be furnished to Bond Fund at or prior to the Closing Date for the purpose of determining the number of shares of Core Bond Common Stock to be issued to Global Bond pursuant to Section 8 of this Agreement; and each will fairly present the financial position of Global Bond as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

          (f) Bond Fund has been furnished with Global Bond's annual report to shareholders for the fiscal year ended December 31, 2001 and Global Bond's semi-annual report to shareholders for the six months ended June 30, 2002, and the financial statements appearing therein fairly present the financial position of Global Bond as of the dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

          (g) Bond Fund has been furnished with the prospectus and statement of additional information of Global Bond, each dated April 19, 2002, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of Global Bond, threatened against it which assert liability on the part of Global Bond or which materially affect its financial condition or its ability to consummate the Reorganization. Global Bond is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

          (i) There are no material contracts outstanding to which Global Bond is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Bond Fund prior to the Valuation Time.

          (j) Global Bond is not a party to nor obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or any contract or other commitment or obligation to which it is a party, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

          (k) Global Bond has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of Global Bond's most recent annual or semi-annual report to shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, Global Bond will advise Bond Fund in writing of all known liabilities, incurred by Global Bond, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

          (l) Global Bond has filed, or has obtained extensions to file, all Federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of Global Bond have been adequately provided for on its books, and no tax deficiency or liability of Global Bond has been asserted and no question with respect thereto has been raised by the IRS or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

          (m) At both the Valuation Time and the Closing Date, Global Bond will have full right, power and authority to sell, assign, transfer and deliver the Global Bond Investments. At the Closing Date, subject only to the delivery of the Global Bond Investments as contemplated by this Agreement, Global Bond will have good and marketable title to all of the Global Bond Investments, and Bond Fund will acquire all of the Global
     Bond Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Global Bond Investments or materially affect title thereto).

          (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Global Bond of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

          (o) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 10(a) of this Agreement and on the Closing Date, insofar as it relates to Global Bond,
     (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Global Bond for use in the N-14 Registration Statement as provided in Section 10(e) of this Agreement.

          (p) Global Bond is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.10 per share, divided into four classes, designated Class A, Class B, Class C and Class D shares of beneficial interest; each outstanding share is fully paid and nonassessable and has full voting rights.

          (q) The books and records of Global Bond made available to Bond Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Global Bond.

          (r) Global Bond will not sell or otherwise dispose of any of the shares of Core Bond Common Stock to be received in the Reorganization, except in distribution to the shareholders of Global Bond.

          (s) At or prior to the Closing Date, Global Bond will have obtained any and all approvals, including regulatory, trustee and shareholder approvals, necessary to effect the Reorganization as set forth herein.

3.   Representations and Warranties of Mercury Trust.

     Mercury Trust represents and warrants to, and agrees with, Bond Fund that:

          (a) Mercury Trust is a trust with transferable shares duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts. Mercury Trust has the power to own all of its assets and to carry out this Agreement. Mercury Trust has all the necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

          (b) Mercury Trust is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-04182), and such registration has not been revoked or rescinded and is in full force and effect. Mercury Trust has elected and qualified Mercury Total Return Bond at all times since its inception for the special tax treatment afforded RICs under Sections 851-855 of the Code and intends to continue to so qualify through its taxable year ending upon liquidation.

          (c) As used in this Agreement, the term "Mercury Total Return Bond Investments" shall mean (i) the investments of Mercury Total Return Bond shown on the schedule of its investments as of the

     Valuation Time furnished to Bond Fund, and (ii) all other assets owned by Mercury Total Return Bond as of the Valuation Time.

          (d) Mercury Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of Mercury Trust's Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (e) Bond Fund has been furnished with a statement of assets and liabilities and a schedule of investments of Mercury Total Return Bond, each as of June 30, 2002, said financial statements having been audited by [o], independent public accountants. An unaudited statement of assets and liabilities of Mercury Total Return Bond and an unaudited schedule of investments of Mercury Total Return Bond, each as of the Valuation Time, will be furnished to Bond Fund at or prior to the Closing Date for the purpose of determining the number of shares of Core Bond Common Stock to be issued to Mercury Total Return Bond pursuant to Section 8 of this Agreement; and each will fairly present the financial position of Mercury Total Return Bond as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

          (f) Bond Fund has been furnished with Mercury Total Return Bond's annual report to shareholders for the fiscal year ended June 30, 2002, and the financial statements appearing therein fairly present the financial position of Mercury Total Return Bond as of the dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

          (g) Bond Fund has been furnished with the prospectus and statement of additional information of Mercury Trust, each dated October [o], 2002, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of Mercury Trust, threatened against it or Mercury Total Return Bond which assert liability on the part of Mercury Trust or Mercury Total Return Bond or which materially affect their financial condition or their ability to consummate the Reorganization. Neither Mercury Trust nor Mercury Total Return Bond are charged with or, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

          (i) There are no material contracts outstanding to which Mercury Trust or Mercury Total Return Bond is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Bond Fund prior to the Valuation Time.

          (j) Mercury Trust is not a party to nor obligated under any provision of its Declaration of Trust, as amended and restated, or its by-laws, as amended, or any contract or other commitment or obligation to which it is a party, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

          (k) Mercury Total Return Bond has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of Mercury Trust's most recent annual or semi-annual report to shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, Mercury Trust will advise Bond Fund in writing of all known liabilities, incurred by Mercury Total Return Bond, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

          (l) Mercury Trust, on behalf of Mercury Total Return Bond, has filed, or has obtained extensions to file, all Federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of Mercury Total Return Bond have been adequately provided for on its books, and no tax deficiency or liability of Mercury Total Return Bond has been asserted and no question with respect thereto has been raised by the IRS or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

          (m) At both the Valuation Time and the Closing Date, Mercury Trust will have full right, power and authority to sell, assign, transfer and deliver the Mercury Total Return Bond Investments. At the Closing Date, subject only to the delivery of the Mercury Total Return Bond Investments as contemplated by this Agreement, Mercury Total Return Bond will have good and marketable title to all of the Mercury Total Return Bond Investments, and Bond Fund will acquire all of the Mercury Total Return Bond Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Mercury Total Return Bond Investments or materially affect title thereto).

          (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Mercury Trust of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

          (o) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 10(a) of this Agreement and on the Closing Date, insofar as it relates to Mercury Total Return Bond, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Mercury Trust, with respect to itself and to Mercury Total Return Bond, for use in the N-14 Registration Statement as provided in Section 10(e) of this Agreement.

          (p) Mercury Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, without par value, of which Mercury Total Return Bond is authorized to issue an unlimited number of full and fractional shares of beneficial interest, without par value, divided into four classes, designated Class I, Class A, Class B and Class C shares of beneficial interest; each outstanding share is fully paid and nonassessable and has full voting rights.

          (q) The books and records of Mercury Trust relating to Mercury Total Return Bond made available to Bond Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Mercury Trust relating to Mercury Total Return Bond.

          (r) Mercury Trust will not sell or otherwise dispose of any of the shares of Core Bond Common Stock to be received by Mercury Total Return Bond in the Reorganization, except in distribution to the shareholders of Mercury Total Return Bond.

          (s) At or prior to the Closing Date, Mercury Trust will have obtained any and all approvals, including regulatory, trustee and shareholder approvals, necessary to effect the Reorganization as set forth herein.

4.   Representations and Warranties of MLIM Fund.

     MLIM Fund represents and warrants to, and agrees with, Bond Fund that:

          (a) MLIM Fund is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the corporate power to own all of its assets and to carry out this Agreement. ML Total Return Bond is a duly authorized series of MLIM Fund. MLIM Fund has all the necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

          (b) MLIM Fund is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-10053), and such registration has not been revoked or rescinded and is in full force and effect. MLIM Fund has elected and qualified ML Total Return Bond at all times since its inception for the special tax treatment afforded RICs under Sections 851-855 of the Code and intends to continue to so qualify ML Total Return Bond Fund through its taxable year ending upon liquidation.

          (c) As used in this Agreement, the term "ML Total Return Bond Investments" shall mean (i) the investments of ML Total Return Bond shown on the schedule of its investments as of the Valuation Time furnished to Bond Fund, and (ii) all other assets owned by ML Total Return Bond as of the Valuation Time.

          (d) MLIM Fund has the corporate power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of MLIM Fund's Board of Directors and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (e) Bond Fund has been furnished with a statement of assets and liabilities and a schedule of investments of ML Total Return Bond, each as of June 30, 2002, said financial statements having been audited by [o], independent public accountants. An unaudited statement of assets and liabilities of ML Total Return Bond and an unaudited schedule of investments of ML Total Return Bond, each as of the Valuation Time, will be furnished to Bond Fund at or prior to the Closing Date for the purpose of determining the number of shares of Core Bond Common Stock to be issued to ML Total Return Bond pursuant to Section 8 of this Agreement; and each will fairly present the financial position of ML Total Return Bond as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

          (f) Bond Fund has been furnished with ML Total Return Bond's annual report to shareholders for the fiscal year ended June 30, 2002, and the financial statements appearing therein fairly present the financial position of ML Total Return Bond as of the dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

          (g) Bond Fund has been furnished with the prospectus and statement of additional information of MLIM Fund, each dated October [o], 2002, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of MLIM Fund, threatened against it or ML Total Return Bond which assert liability on the part of MLIM Fund or ML Total Return Bond or which materially affect their financial condition or their ability to consummate the Reorganization. Neither MLIM Fund nor ML Total Return Bond are charged with or, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

          (i) There are no material contracts outstanding to which MLIM Fund or ML Total Return Bond is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Bond Fund prior to the Valuation Time.

          (j) MLIM Fund is not a party to nor obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, as amended, or any contract or other commitment or obligation to which it is a party, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

          (k) ML Total Return Bond has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of MLIM Fund's most recent annual or semi-annual report to shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, MLIM Fund will advise Bond Fund in writing of all known liabilities, incurred by ML Total Return Bond, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

          (l) MLIM Fund, on behalf of ML Total Return Bond, has filed, or has obtained extensions to file, all Federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of ML Total Return Bond have been adequately provided for on its books, and no tax deficiency or liability of ML Total Return Bond has been asserted and no question with respect thereto has been raised by the IRS or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

          (m) At both the Valuation Time and the Closing Date, MLIM Fund will have full right, power and authority to sell, assign, transfer and deliver the ML Total Return Bond Investments. At the Closing Date, subject only to the delivery of the ML Total Return Bond Investments as contemplated by this Agreement, ML Total Return Bond will have good and marketable title to all of the ML Total Return Bond Investments, and Bond Fund will acquire all of the ML Total Return Bond Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the ML Total Return Bond Investments or materially affect title thereto).

          (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by MLIM Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

          (o) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 10(a) of this Agreement and on the Closing Date, insofar as it relates to ML Total Return Bond, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by MLIM Fund, with respect to itself and to ML Total Return Bond, for use in the N-14 Registration Statement as provided in Section 10(e) of this Agreement.

          (p) MLIM Fund is authorized to issue 1,000,000,000 shares of common stock, par value $.01 per share, of which ML Total Return Bond is authorized to issue 500,000,000 shares divided into four classes, designated Class A, Class B, Class C and Class D common stock; Class A, Class C and Class D shares of

     ML Total Return Bond each consist of 100,000,000 shares and Class B consists of 200,000,000 shares; each outstanding share is fully paid and nonassessable and has full voting rights.

          (q) The books and records of MLIM Fund relating to ML Total Return Bond made available to Bond Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of MLIM Fund relating to ML Total Return Bond.

          (r) MLIM Fund will not sell or otherwise dispose of any of the shares of Core Bond Common Stock to be received by ML Total Return Bond in the Reorganization, except in distribution to the shareholders of ML Total Return Bond.

          (s) At or prior to the Closing Date, MLIM Fund will have obtained any and all approvals, including regulatory director and shareholder approvals, necessary to effect the Reorganization as set forth herein.

5.   Representations and Warranties of FAM Trust.

     FAM Trust represents and warrants to, and agrees with, Bond Fund that:

          (a) FAM Trust is a statutory trust duly formed, validly existing and in good standing in conformity with the laws of the State of Delaware. Total Return Master is a duly authorized series of FAM Trust. FAM Trust has the power to own all of its assets and to carry out this Agreement. FAM Trust has all the necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement. FAM Trust has elected that Total Return Master be treated as a partnership under the Code at all times since inception and continuing through its taxable year ending upon liquidation.

          (b) FAM Trust is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-10089), and such registration has not been revoked or rescinded and is in full force and effect. The assets of Total Return Master have been managed to meet the requirements for the special tax treatment afforded RICs under the Code as if those requirements applied at the Total Return Master level at all times since its inception.

          (c) FAM Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of its Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (d) Bond Fund has been furnished with the Registration Statement on Form N-1A of FAM Trust, dated October [o], 2002 in the form as filed with the Securities and Exchange Commission (the "Commission"), and said registration statement does not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of FAM Trust, threatened against it which assert liability on the part of Total Return Master or which materially affect its financial condition or its ability to consummate the Reorganization. FAM Trust is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of Total Return Master's business.

          (f) There are no material contracts outstanding to which FAM Trust or Total Return Master, is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Bond Fund prior to the Valuation Time.

          (g) FAM Trust is not a party to nor obligated under any provision of its Declaration of Trust, as amended and restated, or its by-laws or any contract or other commitment or obligation to which it is a party, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

          (h) FAM Trust has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of FAM Trust's most recent financial statements and those incurred in connection with the Reorganization. As of the Valuation Time, FAM Trust will advise Bond Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, relating to Total Return Master.

          (i) FAM Trust has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it for Total Return Master.

          (j) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FAM Trust of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

          (k) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 10(a) of this Agreement and on the Closing Date, insofar as it relates to Total Return Master, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by FAM Trust, with respect to itself and to Total Return Master, for use in the N-14 Registration Statement as provided in Section 10(e) of this Agreement.

          (l) The books and records of FAM Trust relating to Total Return Master made available to Bond Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of FAM Trust relating to itself and to Total Return Master.

          (m) At or prior to the Closing Date, FAM Trust will have obtained any and all approvals, including regulatory and trustee approvals, necessary to effect the Reorganization as set forth herein.

6.   Representations and Warranties of Corporate Fund.

     Corporate Fund represents and warrants to, and agrees with, Bond Fund that:

          (a) Corporate Fund is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland. Corporate Fund has the corporate power to own all of its assets and to carry out this Agreement. Corporate Fund has all the necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

          (b) Corporate Fund is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-02642), and such registration has not been revoked or rescinded and is in full force and effect. Corporate Fund has elected and qualified at all times since its inception for the special tax treatment afforded RICs under Sections 851-855 of the Code and intends to continue to so qualify through its taxable year ending upon liquidation.

          (c) As used in this Agreement, the term "Corporate Fund Investments" shall mean (i) the investments of Corporate Fund shown on the schedule of its investments as of the Valuation Time furnished to Bond Fund, and (ii) all other assets owned by Corporate Fund as of the Valuation Time.

          (d) Corporate Fund has the corporate power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of its Board of Directors and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (e) Bond Fund has been furnished with a statement of assets and liabilities and a schedule of investments of Corporate Fund, each as of December 31, 2001, said financial statements having been audited by [o], independent public accountants. Bond Fund has also been furnished with an unaudited statement of assets and liabilities and an unaudited schedule of investments of Corporate Fund, each as of June 30, 2002. An unaudited statement of assets and liabilities of Corporate Fund and an unaudited schedule of investments of Corporate Fund, each as of the Valuation Time, will be furnished to Bond Fund at or prior to the Closing Date for the purpose of determining the number of shares of Core Bond Common Stock to be issued to Corporate Fund pursuant to Section 8 of this Agreement; and each will fairly present the financial position of Corporate Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

          (f) Bond Fund has been furnished with Corporate Fund's annual report to shareholders for the fiscal year ended December 31, 2001, and Corporate Fund's semi-annual report to shareholders for the six months ended June 30, 2002, and the financial statements appearing therein fairly present the financial position of Corporate Fund as of the dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

          (g) Bond Fund has been furnished with the prospectus and statement of additional information of Corporate Fund, each dated April 29, 2002, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of Corporate Fund, threatened against it which assert liability on the part of Corporate Fund or which materially affect its financial condition or its ability to consummate the Reorganization. Corporate Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

          (i) There are no material contracts outstanding to which Corporate Fund is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Bond Fund prior to the Valuation Time.

          (j) Corporate Fund is not a party to nor obligated under any provision of its Articles of Incorporation, as amended and restated, or its by-laws, as amended, or any contract or other commitment or obligation to which it is a party, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

          (k) Corporate Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of Corporate Fund's most recent annual or semi-annual report to shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, Corporate Fund will advise Bond Fund in writing of all known liabilities, incurred by Corporate Fund, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

          (l) Corporate Fund has filed, or has obtained extensions to file, all Federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of Corporate Fund have been adequately provided for on its books, and no tax deficiency or liability of Corporate Fund has been asserted and no question with respect thereto has been raised by the IRS or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

          (m) At both the Valuation Time and the Closing Date, Corporate Fund will have full right, power and authority to sell, assign, transfer and deliver the Corporate Fund Investments. At the Closing Date, subject only to the delivery of the Corporate Fund Investments as contemplated by this Agreement, Corporate Fund will have good and marketable title to all of the Corporate Fund Investments, and Bond Fund will acquire all of the Corporate Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Corporate Fund Investments or materially affect title thereto).

          (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Corporate Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

          (o) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 10(a) of this Agreement and on the Closing Date, insofar as it relates to Corporate Fund, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Corporate Fund for use in the N-14 Registration Statement as provided in Section 10(e) of this Agreement.

          (p) Corporate Fund is authorized to issue 50,000,000 shares of common stock, par value $.01 per share; each outstanding share is fully paid and nonassessable and has full voting rights.

          (q) The books and records of Corporate Fund made available to Bond Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Corporate Fund.

          (r) Corporate Fund will not sell or otherwise dispose of any of the shares of Core Bond Common Stock to be received in the Reorganization, except in distribution to the shareholders of Corporate Fund.

          (s) At or prior to the Closing Date, Corporate Fund will have obtained any and all approvals, including regulatory, director and shareholder approvals, necessary to effect the Reorganization as set forth herein.

7.   The Reorganization.

          (a) Subject to receiving the requisite approval of the shareholders of each Target Fund for the applicable Target Fund Acquisition, and to the other terms and conditions contained herein, each Target Fund agrees to convey, transfer and deliver to Bond Fund, for the benefit of Core Bond, and Bond Fund agrees to acquire from each Target Fund for the benefit of Core Bond, on the Closing Date, all of the Global Bond Investments, Mercury Total Return Bond Investments, ML Total Return Bond Investments and the Corporate Fund Investments (collectively, the "Investments") (including dividends and interest accrued as of the Valuation Time), and shall cause Core Bond to assume all of the known liabilities of each Target Fund (as provided in Section 7(d) hereof), in return solely for that number of shares of Core Bond Common Stock provided in Section 8 of this Agreement. Pursuant to this Agreement, as soon as practicable on or after the Closing Date, each Target Fund will distribute pro rata all shares of Core Bond Common Stock received by it to its respective shareholders in proportion to their Corresponding Shares in complete liquidation of such Target Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the stock ledger records of Core Bond in the amounts due the shareholders of each Target Fund based on their respective holdings in such Target Fund as of the Valuation Time.

          (b) Each Target Fund will pay or cause to be paid to Bond Fund, for the benefit of Core Bond, any interest or dividends it receives on or after the Closing Date.

          (c) The Valuation Time shall be 4:00 p.m., Eastern time, on January 17, 2003, or such earlier or later day and time as may be agreed upon by the parties hereto in writing (the "Valuation Time").

          (d) Core Bond will acquire all of the assets of, and assume all of the known liabilities of, each Target Fund, except that recourse for such liabilities will be limited to the net assets of such Target Fund acquired by Core Bond. The known liabilities of each Target Fund as of the Valuation Time shall be confirmed in writing to Bond Fund by such Target Fund pursuant to Sections 2(k), 3(k), 4(k), 5(h) and 6(k) of this Agreement.

          (e) Bond Fund and each Target Fund will jointly file Articles of Transfer with the State Department of Assessments and Taxation of Maryland ("SDAT") and any other such instrument as may be required by the State of Maryland to effect the transfer of the Investments of such Target Fund to Core Bond.

          (f) Corporate Fund will be dissolved following the Closing Date by filing Articles of Dissolution, together with any required tax or other reports, with SDAT and will terminate its registration under the 1940 Act by filing a Form N-8F application for an order under Section 8(f) of the 1940 Act. Global Bond will be dissolved following the Closing Date by filing a Certificate of Termination, together with any required tax or other reports, with the Office of the Secretary of the Commonwealth of Massachusetts ("Massachusetts Secretary of State") and will terminate its registration under the 1940 Act by filing a Form N-8F application for an order under Section 8(f) of the 1940 Act. MLIM Fund will file Articles Supplementary with SDAT terminating ML Total Return Bond as a series of MLIM Fund. Mercury Trust will file a Certificate of Termination of Series with the Massachusetts Secretary of State terminating Mercury Total Return Bond as a series of Mercury Trust. In accordance with FAM Trust's Declaration of Trust, as amended and restated, a majority of the trustees of FAM Trust shall execute and lodge among the records of FAM Trust a certificate setting forth the termination of Total Return Master as a series of FAM Trust.

8. Issuance and Valuation of Shares of Core Bond Common Stock in the Reorganization.

     Full shares of Core Bond Common Stock, and to the extent necessary, fractional shares of Core Bond Common Stock, of an aggregate net asset value equal to the value of the assets of each Target Fund acquired net of the liabilities assumed, determined as hereinafter provided, shall be issued by Core Bond, in return for such assets of each Target Fund. The net asset value of each Target Fund and Core Bond shall be determined in accordance with the procedures described in the prospectuses of each Target Fund and Core Bond, respectively, in effect as of the Valuation Time. Such valuation and determination shall be made by Bond Fund in cooperation with each Target

Fund. Core Bond shall issue Class A, Class B, Class C and Class D shares of Core Bond Common Stock to each Target Fund (Corporate Fund will only receive Class A shares of Core Bond Common Stock) by the opening of a shareholder account (one in respect of each class, as applicable) on the stock ledger records of Core Bond registered in the name of each Target Fund. Each Target Fund shall distribute Corresponding Shares of Core Bond to its shareholders by indicating to Core Bond the registration of such shares in the name of such Target Fund shareholders in the amounts due such shareholders based on their respective holdings in such Target Fund as of the Valuation Time.

9.   Payment of Expenses.

          (a) The expenses of each Target Fund Acquisition that are directly attributable to each Target Fund and the conduct of its business will be deducted from the assets of such Target Fund as of the Valuation Time. These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the meeting of the shareholders of each Target Fund to consider the Reorganization, the expenses related to the solicitation of proxies to be voted at that meeting and a portion of the expenses in connection with (a) obtaining the opinion of counsel with respect to certain tax matters, (b) the preparation of the Agreement and Plan and
     (c) legal fees. The expenses of the Reorganization that are directly attributable to Core Bond and the conduct of its business will be paid by Fund Asset Management, L.P. ("FAM"). The expenses attributable to Core Bond include expenses incurred in printing sufficient copies of its Prospectus, its most recent annual and semi-annual reports to accompany the Proxy Statement and Prospectus and its Statement of Additional Information to accompany the statement of additional information contained in the N-14 Registration Statement and a portion of the expenses in connection with (a) obtaining the opinion of counsel with respect to certain tax matters, (b) the preparation of the Agreement and Plan and (c) legal fees. The expenses of the Reorganization, including transfer agent and audit fees, will be borne equally by each Target Fund and FAM. It is not anticipated that Total Return Master will incur any significant expenses in the Reorganization.

          (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

          (c) Each party represents and warrants to the other that there is no person or entity entitled to receive any brokers' fee or concession payments in connection with the transactions provided for herein.

10. Covenants of Bond Fund, Global Bond, Mercury Trust, MLIM Fund, FAM Trust and Corporate Fund.

          (a) Each Target Fund agrees to call a special meeting of its shareholders to be held as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the relevant Target Fund Acquisition as described in this Agreement, and it shall be a condition to the obligations of each of the parties hereto that, (i) in the case of Mercury Trust, the approval of the holders of a majority of Mercury Total Return Bond's outstanding shares voting together as a single class (which for this purpose and under the 1940 Act means the lesser of (a) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares), (ii) in the case of MLIM
     Fund, the holders of a majority of the shares issued and outstanding and entitled to vote thereon, voting together as a single class, shall have approved this Agreement at such special meeting at or prior to the Valuation Time, (iii) in the case of Global Bond, the holders of not less than two-thirds of the shares issued and outstanding and entitled to vote thereon, voting together as a single class, shall have approved this Agreement at such special meeting at or prior to the Valuation Time and
     (iv) in the case of Corporate Fund, the holders of a majority of the shares present in person or represented at such special meeting, shall have approved this Agreement at such special meeting at or prior to the Valuation Time.

          (b) Bond Fund, Mercury Trust, MLIM Fund, FAM Trust, Global Bond and Corporate Fund each covenants to operate the business of Core Bond, Mercury Total Return Bond, ML Total Return Bond, Total Return Master, Global Bond and Corporate Fund, respectively, as presently conducted between the date hereof and the Closing Date.

          (c) Global Bond agrees that following the Closing Date it will dissolve in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law. Corporate Fund agrees that following the Closing Date it will dissolve in accordance with the laws of the State of Maryland and any other applicable law. Mercury Trust agrees that following the Closing Date it will terminate Mercury Total

     Return Bond as a series of Mercury Trust in accordance with its Declaration of Trust, as amended and restated, the laws of the Commonwealth of Massachusetts and any other applicable law. MLIM Fund agrees that following the Closing Date it will terminate ML Total Return Bond as a series of MLIM Fund in accordance with its Articles of Incorporation, as amended, the laws of the State of Maryland and any other applicable law. FAM Trust agrees that following the Closing Date it will terminate Total Return Master as a series of FAM Trust in accordance with its Declaration of Trust, as amended and restated, the laws of the State of Delaware and any other applicable law. Each Target Fund agrees that it will not make any distributions of any Core Bond shares other than the distribution by each Target Fund to its shareholders without first paying or adequately providing for the payment of all of the respective liabilities not assumed by Bond Fund, if any, and on and after the Closing Date shall not conduct any business except in connection with its dissolution.

          (d) Each of Global Bond and Corporate Fund undertake that following the Closing Date it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that such Fund has ceased to be a registered investment company.

          (e) Bond Fund will file the N-14 Registration Statement with the Commission and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. Bond Fund, Mercury Trust, MLIM Fund, FAM Trust, Global Bond and Corporate Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and the state securities laws.

          (f) Bond Fund, Mercury Trust, on behalf of Mercury Total Return Bond, MLIM Fund, on behalf of ML Total Return Bond, FAM Trust, on behalf of Total Return Master, Global Bond and Corporate Fund each agrees that by the Closing Date all Federal and other tax returns and reports required to be filed by each such Fund on or before such date shall have been filed and all taxes shown as due on each Fund's returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. Bond Fund agrees to retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of each Target Fund for its taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Closing Date, each Target Fund shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by such Target Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by each Target Fund in connection with the preparation and filing of said tax returns and Forms 1099 after the Closing Date shall be borne by such Target Fund, to the extent such expenses have been accrued by such Target Fund in the ordinary course without regard to the Reorganization; any excess expenses (other than for payment of taxes) shall be borne by Bond Fund at the time such tax returns and Forms 1099 are prepared.

          (g) Each Target Fund agrees to mail to its shareholders of record entitled to vote at the meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

          (h) Following the consummation of the Reorganization, Bond Fund expects to stay in existence and continue its business as a diversified, open-end management investment company registered under the 1940 Act.

11.  Closing Date.

          (a) Delivery of the assets of each Target Fund to be transferred, together with any other Investments, and the shares of Core Bond Common Stock to be issued, shall be made at the offices of Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, New York 10019, at 10:00 a.m. Eastern time on the next full business day following the Valuation Time, or at such other place, time and date agreed to by Bond Fund, Mercury Trust, MLIM Fund, FAM Trust, Global Bond and Corporate Fund, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date." To the extent that any Investments, for any reason, are not transferable to Core Bond on the Closing Date, each Target Fund shall cause such Investments to be transferred to Bond Fund's account with State Street Bank and Trust Company, on behalf of Core Bond, at the earliest practicable date thereafter.

          (b) Each Target Fund will deliver to Bond Fund, on behalf of Core Bond, on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Investments delivered to Bond Fund, on behalf of Core Bond, hereunder, certified by [o] (with respect to Mercury Total Return Bond Investments and ML Total Return Bond Investments) and [o] (with respect to Global Bond Investments and Corporate Fund Investments).

          (c) As soon as practicable after the close of business on the Closing Date, each Target Fund shall deliver to Bond Fund a list of the names and addresses of all of the shareholders of record of such Target Fund on the Closing Date and the number of shares of such Target Fund owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for such Target Fund.

12.  Global Bond Conditions.

     The obligations of Global Bond hereunder shall be subject to the following conditions:

          (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of a majority of the members of the Board of Trustees of Global Bond and by the affirmative vote of the holders of not less than two-thirds of the shares of beneficial interest of Global Bond issued and outstanding and entitled to vote thereon, voting together as a single class, at a meeting of the shareholders of Global Bond, at or prior to the Valuation Time. In addition, this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of a majority of the members of the Board of Directors of Bond Fund; and that Bond Fund shall have delivered to Global Bond a copy of the resolution approving this Agreement adopted by Bond Fund's Board of Directors, certified by the Secretary of Bond Fund.

          (b) That Bond Fund shall have furnished to Global Bond a statement of Core Bond's assets and liabilities held, with values determined as provided in Section 8 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on Bond Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of Core Bond since the date of Bond Fund's most recent annual or semi-annual report to shareholders, other than changes in its portfolio securities since the date of such report or changes in the market value of its portfolio securities.

          (c) That Bond Fund shall have furnished to Global Bond a certificate signed by Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of Bond Fund, on behalf of Core Bond, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that Bond Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

          (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

          (e) That Global Bond shall have received an opinion of Sidley Austin Brown & Wood LLP, special Maryland counsel to Bond Fund, in form satisfactory to Global Bond and dated as of the Closing Date, to the effect that (i) Bond Fund is a corporation duly organized, validly existing, and in good standing in conformity with the laws of the State of Maryland; (ii) the Corresponding Shares of Core Bond to be delivered to the shareholders of Global Bond as provided for by this Agreement are duly authorized and, upon delivery, will be validly issued and outstanding and fully paid and nonassessable by Bond Fund, and no shareholder of Core Bond has any preemptive right to subscription or purchase in respect thereof (pursuant to the Articles of Incorporation of Bond Fund, as amended and supplemented, or the by-laws of Bond Fund, as amended, or, to the best of such counsel's knowledge, otherwise); (iii) this Agreement has been duly authorized, executed, and delivered by Bond Fund; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate the Articles of Incorporation of Bond Fund, as amended and supplemented, the by-laws of Bond Fund, as amended, or, to the best of such counsel's knowledge, Maryland law; (v) to the best of such counsel's knowledge, no consent, approval, authorization or order of any Maryland state court or governmental authority is required for the consummation by Bond Fund of the Reorganization, except such as have been obtained under Maryland law; and (vi) such opinion is solely for the benefit of Global Bond and its trustees and officers. In giving the opinion set forth above, Sidley Austin Brown & Wood LLP may state that it is relying on certain certificates of officers of FAM, Merrill Lynch Investment Managers, L.P. ("MLIM"), Financial Data Services, Inc. ("FDS"), and Bond Fund with regard to matters of fact and certain certificates and written statements of government officials with respect to the organization, existence, and good standing of Bond Fund.

          (f) That Global Bond shall have received an opinion of Clifford Chance US LLP, as counsel to Bond Fund, in form satisfactory to Global Bond and dated the Closing Date, to the effect that (i) this Agreement represents a valid and binding contract of Bond Fund, enforceable against Bond Fund in accordance with its terms, except as enforceability thereof may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors' rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (ii) no consent, approval, authorization or order of any United States Federal court or governmental authority is required for the consummation by Bond Fund of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and the published rules and regulations of the Commission thereunder, and under applicable state securities laws, if any; (iii) to such counsel's knowledge, the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, as of its effective date, insofar as it relates to Bond Fund, appears on its face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act, and the 1940 Act and the published rules and regulations of the Commission thereunder;
     (iv) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents, insofar as it relates to Bond Fund, are accurate and fairly present the information required to be shown; (v) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization, insofar as it relates to Bond Fund, of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (vi) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provision of any agreement (known to such counsel) to which Bond Fund is a party or by which Bond Fund is bound; (vii) Bond Fund, to the knowledge of such counsel, is not required to qualify to do business as a foreign corporation in any jurisdiction, except as may be required by state securities laws, and except where it has so qualified or the failure so to qualify would not have a material adverse effect on Core Bond, or its shareholders; (viii) such counsel does not have knowledge of any material suit, action or legal or administrative proceeding pending or threatened against Bond Fund, the unfavorable outcome of which would materially and adversely affect Bond Fund; (ix) all corporate actions required to be taken by Bond Fund to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary corporate actions on the part of Bond Fund; and (x) such opinion is solely for the benefit of Global Bond and its trustees and officers.

          (g) That Global Bond shall have received a letter from Clifford Chance US LLP, as counsel to Bond Fund, in form and in substance satisfactory to Global Bond and dated the Closing Date, to the effect that, (i) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that caused them to believe that, on the effective date of the N-14 Registration Statement, (1) the N-14 Registration Statement, insofar as it relates to Bond Fund, contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and
     (2) the Proxy Statement and Prospectus included in the N-14 Registration Statement, insofar as it relates to Bond Fund, contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; (ii) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data contained or incorporated by reference in the N-14 Registration Statement; and (iii) such letter is solely for the benefit of Global Bond and its trustees and officers. In giving the letter set forth above, Clifford Chance US LLP may state that it is relying on certain certificates of officers of FAM, MLIM, FDS, and Bond Fund with regard to matters of fact and the opinion of Sidley Austin Brown & Wood LLP as to matters of Maryland law.

          (h) That Global Bond shall have received an opinion of Sidley Austin Brown & Wood LLP, as special tax counsel to Bond Fund, in form and in substance satisfactory to Global Bond and dated the Closing Date, to the effect that for Federal income tax purposes (i) the transfer of all of the assets of Global Bond to Core Bond in return solely for shares of Core Bond Common Stock as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Global Bond and Bond Fund will each be deemed to be a "party" to a reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to Global Bond as a result of the asset transfer solely in return for Core Bond shares or on the distribution of the Core Bond shares to Global Bond shareholders under Section 361(c)(1) of the Code;
     (iii) under Section 1032 of the Code, no gain or loss will be recognized to Core Bond on the receipt of assets of Global Bond in return for Core Bond shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Global Bond on the receipt of Corresponding Shares of Core Bond in return for their shares of Global Bond; (v) in accordance with Section 362(b) of the Code, the tax basis of the Global Bond assets in the hands of Core Bond will be the same as the tax basis of such assets in the hands of Global Bond immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares of Core Bond received by the shareholders of Global Bond in the Reorganization will be equal to the tax basis of the shares of Global Bond surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares of Core Bond will be determined by including the period for which such shareholder held the shares of Global Bond exchanged therefor provided, that such Global Bond shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, Core Bond's holding period with respect to the Global Bond assets transferred will include the period for which such assets were held by Global Bond; and (ix) the taxable year of Global Bond will end on the effective date of the Reorganization, and pursuant to
     Section 381(a) of the Code and regulations thereunder, Core Bond will succeed to and take into account certain tax attributes of Global Bond, such as earnings and profits, capital loss carryovers and method of accounting.

          (i) That all proceedings taken by Bond Fund in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Global Bond.

          (j) That the N-14 Registration Statement shall have been declared effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Bond Fund, be contemplated by the Commission.

          (k) That Global Bond shall have received from [o] a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Closing Date, in form and substance satisfactory to Global Bond, to the effect that (i) they are independent public accountants with respect to Bond Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information for Core Bond included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; and (iii) on the basis of limited procedures agreed upon by Global Bond and Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of Core Bond included in the N-14 Registration Statement, and inquiries of certain officials of Bond Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by Global Bond and Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to Core Bond appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of Bond Fund or from schedules prepared by officials of Bond Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

          (l) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Bond Fund or would prohibit the Reorganization.

13.  Mercury Trust Conditions.

     The obligations of Mercury Trust hereunder shall be subject to the following conditions:

          (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of a majority of the members of the Board of Trustees of Mercury Trust and by the approval of the holders of a majority of Mercury Total Return Bond's outstanding shares (which for this purpose and under the 1940 Act means the lesser of (a) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares), voting together as a single class, at a meeting of the shareholders of Mercury Total Return Bond, at or prior to the Valuation Time. In addition, this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of a majority of the members of the Board of Directors of Bond Fund; and that Bond Fund shall have delivered to Mercury Trust a copy of the resolution approving this Agreement adopted by Bond Fund's Board of Directors, certified by the Secretary of Bond Fund.

          (b) That Bond Fund shall have furnished to Mercury Trust a statement of Core Bond's assets and liabilities held, with values determined as provided in Section 8 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on Bond Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of Core Bond since the date of Bond Fund's most recent annual or semi-annual report to shareholders, other than changes in its portfolio securities since the date of such report or changes in the market value of its portfolio securities.

          (c) That Bond Fund shall have furnished to Mercury Trust a certificate signed by Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of Bond Fund, on behalf of Core Bond, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that Bond Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

          (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

          (e) That Mercury Trust shall have received an opinion of Sidley Austin Brown & Wood LLP, as special Maryland counsel to Bond Fund, in form and substance satisfactory to Mercury Trust and dated as of the Closing Date, with respect to matters specified in Section 12(e) of this Agreement.

          (f) That Mercury Trust shall have received the opinion of Clifford Chance US LLP, as counsel to Bond Fund, in form and substance satisfactory to Mercury Trust and dated the Closing Date, with respect to matters specified in Section 12(f) of this Agreement.

          (g) That Mercury Trust shall have received a letter from Clifford Chance US LLP, as counsel to Bond Fund, in form and substance satisfactory to Mercury Trust and dated the Closing Date, with respect to matters specified in Section 12(g) of this Agreement.

          (h) That Mercury Trust shall have received an opinion of Sidley Austin Brown & Wood LLP, as special tax counsel to Bond Fund, in form and in substance satisfactory to Mercury Trust and dated the Closing Date, with respect to matters specified in Section 12(h) of this Agreement.

          (i) That all proceedings taken by Bond Fund in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Mercury Trust.

          (j) That the N-14 Registration Statement shall have been declared effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Bond Fund, be contemplated by the Commission.

          (k) That Mercury Trust shall have received from [o] a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Closing Date, in form and substance satisfactory to Mercury Trust, with respect to matters specified in Section 12(k) of this Agreement.

          (l) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Bond Fund or would prohibit the Reorganization.

14.  MLIM Fund Conditions.

     The obligations of MLIM Fund hereunder shall be subject to the following conditions:

          (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of a majority of the members of the Board of Directors of MLIM Fund and by the affirmative vote of the holders of a majority of the shares of common stock of ML Total Return Bond issued and outstanding and entitled to vote thereon, voting together as a single class, at a meeting of the shareholders of ML Total Return Bond, at or prior to the Valuation Time. In addition, this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of a majority of the members of the Board of Directors of Bond Fund; and that Bond Fund shall have delivered to MLIM Fund a copy of the resolution approving this Agreement adopted by Bond Fund's Board of Directors, certified by the Secretary of Bond Fund.

          (b) That Bond Fund shall have furnished to MLIM Fund a statement of Core Bond's assets and liabilities held, with values determined as provided in Section 8 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on Bond Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of Core Bond since the date of Bond Fund's most recent annual or semi-annual report to shareholders, other than changes in its portfolio securities since the date of such report or changes in the market value of its portfolio securities.

          (c) That Bond Fund shall have furnished to MLIM Fund a certificate signed by Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of Bond Fund, on behalf of Core Bond, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that Bond Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

          (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

          (e) That MLIM Fund shall have received an opinion of Sidley Austin Brown & Wood LLP, as special Maryland counsel to Bond Fund, in form and substance satisfactory to MLIM Fund and dated as of the Closing Date, with respect to matters specified in Section 12(e) of this Agreement.

          (f) That MLIM Fund shall have received the opinion of Clifford Chance US LLP, as counsel to Bond Fund, in form and substance satisfactory to MLIM Fund and dated the Closing Date, with respect to matters specified in Section 12(f) of this Agreement.

          (g) That MLIM Fund shall have received a letter from Clifford Chance US LLP, as counsel to Bond Fund, in form and substance satisfactory to MLIM Fund and dated the Closing Date, with respect to matters specified in Section 12(g) of this Agreement.

          (h) That MLIM Fund shall have received an opinion of Sidley Austin Brown & Wood LLP, as special tax counsel to Bond Fund in form and substance satisfactory to MLIM Fund and dated as of the Closing Date, with respect to matters specified in Section 12(h) of this Agreement.

          (i) That all proceedings taken by Bond Fund in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to MLIM Fund.

          (j) That the N-14 Registration Statement shall have been declared effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Bond Fund, be contemplated by the Commission.

          (k) That MLIM Fund shall have received from [o] a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Closing Date, in form and substance satisfactory to MLIM Fund, with respect to matters specified in Section 12(k) of this Agreement.

          (l) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Bond Fund or would prohibit the Reorganization.

15.  FAM Trust Conditions.

     The obligations of FAM Trust hereunder shall be subject to the following conditions:

          (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of two-thirds of the members of the Board of Trustees of FAM Trust. In addition, this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of a majority of the members of the Board of Directors of Bond Fund; and that Bond Fund shall have delivered to FAM Trust a copy of the resolution approving this Agreement adopted by Bond Fund's Board of Directors, certified by the Secretary of Bond Fund.

          (b) That Bond Fund shall have furnished to FAM Trust a statement of Core Bond's assets and liabilities, with values determined as provided in
     Section 8 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on Bond Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of Core Bond since the date of Bond Fund's most recent annual or semi-annual report to shareholders, other than changes in its portfolio securities since the date of such report or changes in the market value of its portfolio securities.

          (c) That Bond Fund shall have furnished to FAM Trust a certificate signed by Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of Bond Fund, on behalf of Core Bond, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that Bond Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

          (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

          (e) That FAM Trust shall have received an opinion of Sidley Austin Brown & Wood LLP, as special Maryland counsel to Bond Fund, in form and substance satisfactory to FAM Trust and dated as of the Closing Date, with respect to matters specified in Section 12(e) of this Agreement.

          (f) That FAM Trust shall have received the opinion of Clifford Chance US LLP, as counsel to Bond Fund, in form and substance satisfactory to FAM Trust and dated the Closing Date, with respect to matters specified in Section 12(f) of this Agreement.

          (g) That FAM Trust shall have received a letter from Clifford Chance US LLP, as counsel to Bond Fund, in form and substance satisfactory to FAM Trust and dated the Closing Date, with respect to matters specified in Section 12(g) of this Agreement.

          (h) That all proceedings taken by Bond Fund in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to FAM Trust.

          (i) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Bond Fund, be contemplated by the Commission.

          (j) That FAM Trust shall have received from [o] a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Closing Date, in form and substance satisfactory to FAM Trust, with respect to matters specified in Section 12(k) of this Agreement.

          (k) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Bond Fund or would prohibit the Reorganization.

16.  Corporate Fund Conditions.

     The obligations of Corporate Fund hereunder shall be subject to the following conditions:

          (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of a majority of the members of the Board of Directors of Corporate Fund and by the affirmative vote of the holders of a majority of the shares of common stock of Corporate Fund issued and outstanding and entitled to vote thereon, at a meeting of the shareholders of Corporate Fund, at or prior to the Valuation Time. In addition, this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of a majority of the members of the Board of Directors of Bond Fund; and that Bond Fund shall have delivered to Corporate Fund a copy of the resolution approving this Agreement adopted by Bond Fund's Board of Directors, certified by the Secretary of Bond Fund.

          (b) That Bond Fund shall have furnished to Corporate Fund a statement of Core Bond's assets and liabilities, with values determined as provided in Section 8 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on Bond Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of Core Bond since the date of Bond Fund's most recent annual or semi-annual report to shareholders, other than changes in its portfolio securities since the date of such report or changes in the market value of its portfolio securities.

          (c) That Bond Fund shall have furnished to Corporate Fund a certificate signed by Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of Bond Fund, on behalf of Core Bond, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that Bond Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

          (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

          (e) That Corporate Fund shall have received an opinion of Sidley Austin Brown & Wood LLP, as special Maryland counsel to Bond Fund, in form and substance satisfactory to Corporate Fund and dated as of the Closing Date, with respect to matters specified in Section 12(e) of this Agreement.

          (f) That Corporate Fund shall have received the opinion of Clifford Chance US LLP, as counsel to Bond Fund, in form and substance satisfactory to Corporate Fund and dated the Closing Date, with respect to matters specified in Section 12(f) of this Agreement.

          (g) That Corporate Fund shall have received a letter from Clifford Chance US LLP, as counsel to Bond Fund, in form and substance satisfactory to Corporate Fund and dated the Closing Date, with respect to matters specified in Section 12(g) of this Agreement.

          (h) That Corporate Fund shall have received an opinion of Sidley Austin Brown & Wood LLP, as special tax counsel to Bond Fund in form and substance satisfactory to Corporate Fund and dated as of the Closing Date, with respect to matters specified in Section 12(h) of this Agreement.

          (i) That all proceedings taken by Bond Fund in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Corporate Fund.

          (j) That the N-14 Registration Statement shall have been declared effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Bond Fund, be contemplated by the Commission.

          (k) That Corporate Fund shall have received from [o] a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Closing Date, in form and substance satisfactory to Corporate Fund, with respect to matters specified in Section 12(k) of this Agreement.

          (l) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Bond Fund or would prohibit the Reorganization.

17.  Bond Fund Conditions.

     The obligations of Bond Fund hereunder with respect to each Target Fund shall be subject to the following conditions, as applicable to each Target
Fund:

          (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by (i) the affirmative vote of a majority of the Board of Directors/Trustees of Global Bond, Mercury Trust, MLIM Fund, Corporate Fund and Bond Fund and by the affirmative vote of two-thirds of the members of the Board of Trustees of FAM Trust,
     (ii) the approval of the holders of a majority of Mercury Total Return Bond's outstanding shares (which for this purpose and under the 1940 Act means the lesser of (a) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares) voting together as a single class at a special meeting of shareholders called for the purpose of considering the Reorganization, at or prior to Valuation Time, (iii) affirmative vote of the holders of a majority of the shares of each of MLIM Fund and Corporate Fund issued and outstanding and entitled to vote thereon, voting together as a single class at a special meeting of shareholders called for the purpose of considering the Reorganization of each of MLIM Fund and Corporate Fund, at or prior to the Valuation Time and the affirmative vote of the holders of not less than two-thirds of the shares of Global Bond issued and outstanding and entitled to vote thereon, voting together as a single class at a special meeting of shareholders of Global Bond called for the purpose of considering the Reorganization, at or prior to the Valuation Time. In addition, each Target Fund and FAM Trust shall have delivered to Bond Fund a copy of the resolution approving this Agreement adopted by each Target Fund's Board of Directors/Trustees and the Board of Trustees of FAM Trust, respectively, each certified by its Secretary, and a certificate setting forth the vote of such Target Fund's shareholders obtained, certified by the Secretary of such Target Fund.

          (b) That each Target Fund shall have furnished to Bond Fund a statement of such Target Fund's assets and liabilities with values determined as provided in Section 8 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on such Target Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by such Target Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of such Target Fund since the date of such Target Fund's most recent annual or semi-annual report to shareholders, other than changes in the Investments since the date of such report or changes in the market value of the Investments.

          (c) That such Target Fund and FAM Trust shall have furnished to Bond Fund a certificate signed by each Target Fund's and, if applicable, FAM Trust's President (or any Vice President) and its Treasurer, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date all representations and warranties of such Target Fund and, if applicable, FAM Trust made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and such Target Fund and, if applicable, FAM Trust has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

          (d) That Global Bond and Corporate Fund, as applicable, shall have delivered to Bond Fund a letter from [o], dated the Closing Date, stating that such firm has performed a limited review of the Federal, state and local income tax returns of Global Bond and Corporate Fund, as applicable, for the period ended December 31, 2001 (which returns originally were prepared and filed by the applicable Fund), and that based on such limited review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the Federal, state and local income taxes of the applicable Fund for the period covered thereby; and that for the period from January 1, 2002, to and including the Closing Date and for any taxable year of the applicable Fund ending upon such Fund's liquidation, such firm has performed a limited review to ascertain the amount of applicable Federal, state and local taxes, and has determined that either such amount has been paid or reserves have been established for payment of such taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of Federal, state and local taxes for the period from January 1, 2002, to and including the Closing Date and for any taxable year of such Funds ending upon such Fund's liquidation or that either Fund would not continue to qualify as a RIC for Federal income tax purposes for the tax years in question.

          (e) That Mercury Total Return Bond and ML Total Return Bond, as applicable, shall have delivered to Bond Fund a letter from [o], dated the Closing Date, stating that such firm has performed a limited review of the Federal, state and local income tax returns of Mercury Total Return Bond and ML Total Return Bond, as applicable, for the period ended June 30, 2002 (which returns originally were prepared and filed by the applicable Trust or Fund), and that based on such limited review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the Federal, state and local income taxes of the applicable Fund for the period covered thereby; and that for the period from July 1, 2002, to and including the Closing Date and for any taxable year of Mercury Total Return Bond and ML Total Return Bond ending upon the liquidation of such Fund, such firm has performed a limited review to ascertain the amount of applicable Federal, state and local taxes, and has determined that either such amount has been paid or reserves have been established for payment of such taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of Federal, state and local taxes for the period from July 1, 2002, to and including the Closing Date and for any taxable year of such Fund ending upon such Fund's liquidation or that either Fund would not continue to qualify as a RIC for Federal income tax purposes for the tax years in question.

          (f) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

          (g) That Bond Fund shall have received an opinion of Sidley Austin Brown & Wood LLP, as special Maryland counsel to MLIM Fund and Corporate Fund, in form and substance satisfactory to Bond Fund and dated as of the Closing Date, with respect to matters specified in Section 12(e) of this Agreement.

          (h) That Bond Fund shall have received the opinions of Sidley Austin Brown & Wood LLP, as counsel to Global Bond, and Clifford Chance US LLP, as counsel to Mercury Trust, MLIM Fund, FAM Trust and Corporate Fund, in form and substance satisfactory to Bond Fund and dated the Closing Date, with respect to matters specified in Section 12(f) of this Agreement.

          (i) That Bond Fund shall have received letters from Sidley Austin Brown & Wood LLP, as counsel to Global Bond, and Clifford Chance US LLP, as counsel to Mercury Trust, MLIM Fund, FAM Trust and Corporate Fund, in form and substance satisfactory to Bond Fund and dated the Closing Date, with respect to matters specified in Section 12(g) of this Agreement

          (j) That, if applicable, Bond Fund shall have received an opinion of Bingham McCutchen LLP, as special Massachusetts counsel to Global Bond and Mercury Trust, in form satisfactory to Bond Fund and dated the Closing Date, to the effect that (i) each of Global Bond and Mercury Trust is a trust with transferable shares of beneficial interest, validly existing in conformity with the laws of the Commonwealth of Massachusetts and duly authorized to transact business in the Commonwealth of Massachusetts; (ii) this Agreement, to the extent Massachusetts law applies, has been duly authorized and executed by each of Global Bond and Mercury Trust; (iii) to the extent Massachusetts law applies, the execution of this Agreement and the consummation of the transactions contemplated hereby have been duly authorized by each of Global Bond and Mercury Trust; (iv) the execution and delivery of this Agreement by each of Global Bond and Mercury Trust and the consummation of the transactions contemplated hereby in accordance with the terms of this Agreement do not violate the applicable Declaration of Trust, as amended, or by-laws of Global Bond and Mercury Trust, as amended, or, to the best of such counsel's knowledge, Massachusetts law; (v) to the best of such counsel's knowledge, no consent, approval, authorization or order of any Massachusetts state court or governmental authority is required under Massachusetts law for the consummation by each of Global Bond and Mercury Trust of the Reorganization in accordance with the terms of this Agreement, except (a) a filing with the Secretary of the Commonwealth of Massachusetts to terminate Mercury Total Return Bond as a series of Mercury Trust, (b) a filing with the Secretary of the Commonwealth of Massachusetts to terminate Global Bond as a Massachusetts business trust, and (c) such as may be required under Massachusetts state securities laws about which such counsel need not express an opinion. Such opinion is solely for the benefit of Bond Fund and its Directors and officers. In giving the opinion set forth above, Bingham McCutchen LLP may state that it is relying on certificates of officers of FAM, MLIM, FDS and of Global Bond and Mercury Trust with regard to matters of fact and certain certificates and written statements of government officials with respect to the good standing of each of Global Bond and Mercury Trust.

          (k) That, if applicable, Bond Fund shall have received an opinion of Richards, Layton & Finger, P.A., as special Delaware counsel to FAM Trust, in form and substance satisfactory to Bond Fund and dated the Closing Date, to the effect that (i) FAM Trust is a statutory trust duly formed, validly existing and in good standing in conformity with the laws of the State of Delaware; (ii) this Agreement has been duly authorized, executed and delivered by FAM Trust; (iii) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Delaware law or the Declaration of Trust, as amended and restated, or the by-laws, as amended; (iv) FAM Trust has the power to sell, assign, transfer and deliver the assets transferred by it hereunder; (v) to the best of such counsel's knowledge, no consent, approval, authorization or order of any Delaware state court or governmental authority is required for the consummation by FAM Trust of the Reorganization, except such as have been obtained from the Board of Trustees of FAM Trust and such as may be required under Delaware state securities laws; (vi) all necessary actions required to be taken by FAM Trust to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary actions on the part of FAM Trust, and (vii) such opinion is solely for the benefit of Bond Fund and its Directors and officers. In giving the opinion set forth above, Richards, Layton & Finger, P.A. may state that it is relying on certificates of the officers of FAM Trust with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of FAM Trust.

          (l) That Bond Fund shall have received an opinion of Sidley Austin Brown & Wood LLP, as tax counsel to each Target Fund, with respect to the matters specified in Section 12(h) of this Agreement.

          (m) That Bond Fund, as applicable, shall have received from [o] a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Closing Date, in form and substance satisfactory to Bond Fund, to the effect that (i) they are independent public accountants with respect to each of Global Bond and Corporate Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of Global Bond and Corporate Fund, as applicable, included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by Global Bond and Corporate Fund, as applicable, and Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of the applicable Fund included in the N-14 Registration Statement, and inquiries of certain officials of the applicable Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by Bond Fund and the applicable Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the applicable Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of the applicable Fund or from schedules prepared by officials of the applicable Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

          (n) That Bond Fund, as applicable, shall have received from [o] a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Closing Date, in form and substance satisfactory to Bond Fund, to the effect that (i) they are independent public accountants with respect to Mercury Total Return Bond and ML Total Return Bond, as applicable, within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of Mercury Total Return Bond and ML Total Return Bond, as applicable, included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by Mercury Total Return Bond and ML Total Return Bond and Bond Fund, as applicable, and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of the applicable Fund included in the N-14 Registration Statement, and inquiries of certain officials of the applicable Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by Bond Fund and Mercury Total Return Bond and ML Total Return Bond, as applicable, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the applicable Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of the applicable Fund or from schedules prepared by officials of the applicable Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

          (o) That the assets to be transferred to Bond Fund shall not include any assets or liabilities that Bond Fund, by reason of charter limitations or otherwise, may not properly acquire or assume.

          (p) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of each Target Fund or FAM Trust, be contemplated by the Commission.

          (q) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of each Target Fund or would prohibit the Reorganization.

          (r) That all proceedings taken by each Target Fund and FAM Trust in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Bond Fund.

          (s) That prior to the Closing Date, each Target Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to such Target Fund's shareholders all of the investment company taxable income of each Target Fund to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Closing Date.

18.  Termination, Postponement, Amendment and Waivers.

          (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and a Target Fund Acquisition and/or the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of each Target Fund) prior to the Closing Date, or the Closing Date may be postponed, (i) by mutual consent of the Boards of Directors of Bond Fund, MLIM Fund and Corporate Fund and the Boards of Trustees of Global Bond, Mercury Trust and FAM Trust; (ii) as to Global Bond, by the Board of Trustees of Global Bond if any condition of Global Bond's obligations set forth in Section 12 of this Agreement has not been fulfilled or waived by such Board; (iii) as to Mercury Trust, by the Board of Trustees of Mercury Trust if any condition of Mercury Trust's obligations set forth in Section 13 of this Agreement has not been fulfilled or waived by such Board; (iv) as to MLIM Fund, by the Board of Directors of MLIM Fund if any condition of MLIM Fund's obligations set forth in Section 14 of this Agreement has not been fulfilled or waived by such Board; (v) as to FAM Trust, by the Board of Trustees of FAM Trust if any condition of FAM Trust's obligations set forth in Section 15 of this Agreement has not been fulfilled or waived by such Board; (vi) as to Corporate Fund, by the Board of Directors of Corporate Fund if any condition of Corporate Fund's obligations set forth in Section 16 of this Agreement has not been fulfilled or waived by such Board; or (vii) as to Bond Fund, by the Board of Directors of Bond Fund if any condition of Bond Fund's obligations with respect to such Target Fund or Funds set forth in Section 17 of this Agreement has not been fulfilled or waived by such Board.

          (b) If the Reorganization contemplated by this Agreement has not been consummated by September 30, 2003, this Agreement with respect to the Reorganization of such Target Fund or Funds automatically shall terminate on that date, unless a later date is mutually agreed to by the Board of Directors of Bond Fund and the Board of Directors/Trustees of such Target Fund or Funds.

          (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of Bond Fund or such Target Fund or Funds or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

          (d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Boards of Directors of Bond Fund, MLIM Fund and Corporate Fund and the Boards of Trustees of Global Bond, Mercury Trust and FAM Trust (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the respective shareholders on behalf of which such action is taken. In addition, the Boards of Directors of Bond Fund, MLIM Fund and Corporate Fund and the Boards of Trustees of Mercury Trust and FAM Trust have delegated to FAM and the Board of Trustees of Global Bond has delegated to MLIM the ability to make non-material changes to the transaction if MLIM or FAM, as the case may be, deems it to be in the best interests of the affected Fund to do so.

          (e) The respective representations and warranties contained in Sections 1, 2, 3, 4, 5 and 6 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither Bond Fund, Global Bond, Mercury Trust, MLIM Fund, FAM Trust and Corporate Fund nor any of their officers, directors or trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director, agent or shareholder of Bond Fund, Global Bond, Mercury Trust, MLIM Fund, FAM Trust and Corporate Fund against any liability to the entity for which that officer, director or trustee, agent or stockholder so acts or to its shareholders, to which that officer, director or trustee, agent or stockholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

          (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Boards of Directors of Bond Fund, MLIM Fund and Corporate Fund and the Boards of Trustees of Global Bond, Mercury Trust and FAM Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of each Target Fund unless such terms and conditions shall result in a change in the method of computing the number of shares of Core Bond Common Stock to be issued to each Target Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of each Target Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless each Target Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

          (g) Except as set forth in (d) above, prior to shareholder approval of the applicable Target Fund Acquisition, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms and covenants hereof may be waived, only by a written instrument executed by the applicable parties or, in the case of a waiver, by the party waiving compliance.


19.  Other Matters.

          (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), Bond Fund will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

          THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH BOND FUND, INC. (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO MERRILL LYNCH BOND FUND, INC., SUCH REGISTRATION IS NOT REQUIRED.

     and, further, that stop transfer instructions will be issued to Bond Fund's transfer agent with respect to such shares. Each Target Fund will provide Bond Fund on the Closing Date with the name of any Target Fund shareholder who is to the knowledge of such Target Fund an affiliate of such Target Fund on such date.

          (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

          (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to Bond Fund, Global Bond, Mercury Trust, MLIM Fund, FAM Trust or Corporate Fund, in each case at 800 Scudders Mill Road, Plainsboro, New Jersey 08536,
     Attn: Terry K. Glenn, President.

          (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

          (e) Copies of the Articles of Incorporation, as amended and supplemented, of Bond Fund, Corporate Fund and MLIM Fund are each on file with the SDAT, and notice is hereby given that these instruments are executed on behalf of the Directors of each of Bond Fund, Corporate Fund and MLIM Fund, respectively.

          (f) Copies of the Declarations of Trust, as amended and supplemented, of Global Bond and Mercury Trust are on file with the Massachusetts Secretary of State, and notice is hereby given that these instruments are executed on behalf of the trustees of each of Global Bond and Mercury Trust, respectively. Bond Fund acknowledges that the obligations arising out of these instruments are not binding upon Global Bond's and Mercury Trust's trustees, officers, employees, agent or shareholders individually, but are binding solely upon the assets of and property of Global Bond and Mercury Trust, respectively. Bond Fund further acknowledges that the assets and liabilities of each series of Mercury Trust are separate and distinct and that the obligations of or arising out of Mercury Trust's Declaration of Trust, as amended and restated, are binding solely upon the assets or property of Mercury Total Return Bond, on whose behalf Mercury Trust has executed this Agreement.

          (g) Copies of the Certificate of Trust of FAM Trust are on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the trustees of FAM Trust. No trustee, officer, employee or agent of FAM Trust when acting in such capacity shall be subject to any personal liability whatsoever, in his or her individual capacity, to any person in connection with the affairs of FAM Trust; and all such persons shall look solely to FAM Trust's property for satisfaction of claims of any nature against a trustee, officer, employee or agent of FAM Trust in connection with the affairs of FAM Trust.

     This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

                                       MERRILL LYNCH INVESTMENT MANAGERS
                                       FUNDS, INC.
                                       on behalf of
                                       MERRILL LYNCH TOTAL RETURN BOND FUND


                                       By:
                                           ------------------------------------
                                           (DONALD C. BURKE, VICE PRESIDENT AND
                                           TREASURER)


ATTEST:



-------------------------------------
(PHILLIP S. GILLESPIE, SECRETARY)


                                       MERCURY FUNDS II
                                       on behalf of
                                       MERCURY TOTAL RETURN BOND FUND


                                       By:
                                          -------------------------------------
                                          (DONALD C. BURKE, VICE PRESIDENT AND
                                          TREASURER)


ATTEST:



-------------------------------------
(PHILLIP S. GILLESPIE, SECRETARY)


                                       FUND ASSET MANAGEMENT MASTER TRUST
                                       on behalf of
                                       TOTAL RETURN BOND MASTER PORTFOLIO


                                       By:
                                          -------------------------------------
                                          (DONALD C. BURKE, VICE PRESIDENT AND
                                          TREASURER)


ATTEST:



-------------------------------------
(PHILLIP S. GILLESPIE, SECRETARY)

                                       MERRILL LYNCH GLOBAL BOND FUND FOR
                                       INVESTMENT AND RETIREMENT


                                       By:
                                           ------------------------------------
                                           (DONALD C. BURKE, VICE PRESIDENT AND
                                           TREASURER)


ATTEST:


-------------------------------------
(DAVID CLAYTON, SECRETARY)


                                       THE CORPORATE FUND ACCUMULATION
                                       PROGRAM, INC.


                                       By:
                                          ------------------------------------
                                          (DONALD C. BURKE, VICE PRESIDENT AND
                                          TREASURER)


ATTEST:



-------------------------------------
(DAVID CLAYTON, SECRETARY)


                                       MERRILL LYNCH BOND FUND, INC.


                                       By:
                                          ------------------------------------
                                          (DONALD C. BURKE, VICE PRESIDENT AND
                                          TREASURER)


ATTEST:



-------------------------------------
(PHILLIP S. GILLESPIE, SECRETARY)

                                                                    EXHIBIT II


                          DESCRIPTION OF BOND RATINGS

Ratings of Bonds

Description of Bond Ratings of Moody's:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its rating category.

Description of Bond Ratings of Standard & Poor's:

AAA Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.
A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB    Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly
B speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB

CCC   indicates the lowest degree of speculation and CC the highest degree of
CC speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C The C rating is reserved for income bonds on which no interest is being paid.
D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.
NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of bond as a matter of policy.
Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Bond Ratings of Fitch Ratings ("Fitch")

AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.
A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB   Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.
C     Bonds rated C are in imminent default in payment of interest or principal.
DDD   Bonds rated DDD, DD and D are in actual default of interest and/or
DD    principal payments. Such bonds are extremely speculative and should be
D valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.
Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

                                                                   EXHIBIT III

                               SECURITY OWNERSHIP

     To the knowledge of Mercury Trust, the following persons or entities owned beneficially or of record 5% or more of any class of Mercury Total Return Bond's outstanding shares as of the Record Date.

Mercury Total Return Bond

                                                  Percentage of Class Owned**                         Owned
                                     ----------------------------------------------------  ---------------------------
Shareholder Name and Address*          Class I      Class B       Class C       Class A     Beneficially   Of Record
                                     ----------    ----------   ----------     ----------  --------------  -----------






----------
*Unless otherwise indicated, the address for each shareholder listed above is: c/o Mercury Total Return Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
** Following the Reorganization, no person will own beneficially or of record 5% or more of any class of the Combined Fund.



     To the knowledge of MLIM Fund, the following persons or entities owned beneficially or of record 5% or more of any class of ML Total Return Bond's shares as of the Record Date:

ML Total Return Bond

                                                  Percentage of Class Owned**                         Owned
                                     ----------------------------------------------------  ---------------------------
Shareholder Name and Address*          Class A      Class B       Class C       Class D     Beneficially   Of Record
                                     ----------    ----------   ----------     ----------  --------------  -----------






----------
*Unless otherwise indicated, the address for each shareholder listed above is: c/o Merrill Lynch Total Return Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
** Following the Reorganization, no person will own beneficially or of record 5% or more of any class of the Combined Fund.



     To the knowledge of Global Bond, the following persons or entities owned beneficially or of record 5% or more of any class of Global Bond's shares as of the Record Date:

Global Bond

                                                  Percentage of Class Owned**                         Owned
                                     ----------------------------------------------------  ---------------------------
Shareholder Name and Address*          Class A      Class B       Class C       Class D     Beneficially   Of Record
                                     ----------    ----------   ----------     ----------  --------------  -----------







                                    III-1

---------------------


----------
*Unless otherwise indicated, the address for each shareholder listed above is: c/o Global Bond Fund for Investment and Retirement, 800 Scudders Mill Road, Plainsboro, New Jersey 08536. ** Following the Reorganization, no person will own beneficially or of record 5% or more of any class of the Combined Fund.


     To the knowledge of Corporate Fund, the following persons or entities owned beneficially or of record 5% or more of Corporate Fund's shares as of the Record Date.

Corporate Fund

                                                      Percentage Owned**                              Owned
                                      ---------------------------------------------       -----------------------------
Shareholder Name and Address*                                                               Beneficially   Of Record
                                                                                          --------------- -------------






----------
*Unless otherwise indicated, the address for each shareholder listed above is: c/o The Corporate Fund Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
** Following the Reorganization, no person will own beneficially or of record 5% or more of any class of the Combined Fund.



     To the knowledge of Bond Fund, the following persons or entities owned beneficially or of record 5% or more of any class of Core Bond's shares as of the Record Date:

Core Bond

                                                  Percentage of Class Owned**                         Owned
                                    ----------------------------------------------------   ----------------------------
Shareholder Name and Address*          Class A      Class B       Class C       Class D     Beneficially   Of Record
                                    ------------  -----------   -----------   ----------   --------------  ------------






----------
*Unless otherwise indicated, the address for each shareholder listed above is: c/o Merrill Lynch Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
** Following the Reorganization, no person will own beneficially or of record 5% or more of any class of the Combined Fund.



                                    III-2

The information in this statement of additional information is not complete and may be changed. We may use this statement of additional information to sell securities until the registration statement containing this statement of additional information, which has been filed with the Securities and Exchange Commission, is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 22, 2002

          MERRILL LYNCH GLOBAL BOND FUND FOR INVESTMENT AND RETIREMENT,
                   MERCURY TOTAL RETURN BOND FUND, a series of
                                MERCURY FUNDS II,
                MERRILL LYNCH TOTAL RETURN BOND FUND, a series of
                  MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
                  THE CORPORATE FUND ACCUMULATION PROGRAM, INC.

        CORE BOND PORTFOLIO, a series of MERRILL LYNCH BOND FUND, INC.
                 P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                                 (609) 282-2800

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Joint Proxy Statement and Prospectus of Merrill Lynch Global Bond Fund for Investment and Retirement ("Global Bond"), Mercury Total Return Bond Fund ("Mercury Total Return Bond"), a series of Mercury Funds II ("Mercury Trust"), Merrill Lynch Total Return Bond Fund ("ML Total Return Bond"), a series of Merrill Lynch Investment Managers Funds, Inc. ("MLIM Fund"), The Corporate Fund Accumulation Program, Inc. ("Corporate Fund") and Core Bond Portfolio ("Core Bond"), a series of Merrill Lynch Bond Fund, Inc. ("Bond Fund"), dated [?], 2002 (the "Proxy Statement and Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling Bond Fund at 1-800-______-_______, ext. ____, or by writing to Bond Fund at the above address. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus. Global Bond, Mercury Total Return Bond, ML Total Return Bond and Corporate Fund are each referred to herein as a "Target Fund" and collectively as the "Target Funds," as the context requires.

     Further information about Core Bond is contained in the Statement of Additional Information of Bond Fund, dated January 24, 2002 (the "Bond Fund Statement"), which is incorporated by reference into and accompanies this Statement of Additional Information.

     The Commission maintains a web site (http://www.sec.gov) that contains the prospectus relating to each Target Fund, the statement of additional information relating to each Target Fund, the prospectus of Bond Fund, the Bond Fund Statement, other material incorporated by reference and other information regarding Bond Fund and each Target Fund.




        The date of this Statement of Additional Information is [o], 2002


                                    SAI-1

                                TABLE OF CONTENTS

General Information......................................................SAI-2
Financial Statements.....................................................SAI-2


                               GENERAL INFORMATION

     The shareholders of each Target Fund are being asked to approve an Agreement and Plan of Reorganization whereby Total Return Master will transfer all of its assets and liabilities on a pro rata basis to Mercury Total Return Bond and ML Total Return Bond in return for all of their beneficial interests in Total Return Master. Next, Global Bond, Mercury Total Return Bond, ML Total Return Bond and Corporate Fund will transfer all of their assets and all of their liabilities to Core Bond in return solely for an equal aggregate value of newly issued shares of Core Bond to be distributed to the shareholders of Global Bond, Mercury Total Return Bond, ML Total Return Bond and Corporate Fund. Global Bond and Corporate Fund will thereafter dissolve as a matter of state law and deregister as investment companies and Mercury Total Return Bond, ML Total Return Bond and Total Return Master will thereafter be terminated as series of Mercury Trust, MLIM Fund and FAM Trust, respectively. Each acquisition of assets and assumption of liabilities of a Target Fund by Core Bond is individually referred to herein as a "Target Fund Acquisition," and the Target Fund Acquisitions are collectively referred to herein as the "Reorganization." Bond Fund is an open-end fund that is organized as a Maryland corporation. A Special Meeting of the Shareholders of each Target Fund will be held at the offices of Fund Asset Management, L.P. ("FAM") and Merrill Lynch Investment Managers, L.P. ("MLIM"), 800 Scudders Mill Road, Plainsboro, New Jersey, on January 17, 2003, at the following times:

          Fund                                 Meeting Time
          ----                                 ------------
          Global Bond                          [o] a.m. Eastern time
          Mercury Total Return Bond            [o] a.m. Eastern time
          ML Total Return Bond                 [o] a.m. Eastern time
          Corporate Fund                       [o] a.m. Eastern time

     For detailed information about each Target Fund Acquisition and the Reorganization, shareholders of each Target Fund should refer to the Proxy Statement and Prospectus. For further information about Core Bond, shareholders should refer to the Bond Fund Statement, which accompanies this Statement of Additional Information and is incorporated by reference herein.

                              FINANCIAL STATEMENTS

     In accordance with Part B, Item 14(a) of Form N-14, pro forma financial statements reflecting consummation of a Target Fund Acquisition have not been prepared since, as of September 30, 2002, the net asset value of no Target Fund exceeded 10% of the net asset value of Core Bond.

Core Bond

     Audited financial statements and accompanying notes for the fiscal year ended September 30, 2002 and the independent auditors' report thereon, dated [o], 2002, of Core Bond are incorporated herein by reference from Bond Fund's Annual Report to Stockholders, which accompanies this Statement of Additional Information.

Global Bond

     Audited financial statements and accompanying notes for the fiscal year ended December 31, 2001 and the independent auditors' report thereon, dated [o], 2002, of Global Bond are incorporated herein by reference from Global Bond's Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of Global Bond. Unaudited financial statements and accompanying notes for the six months ended June 30, 2002 are incorporated herein by reference from Global Bond's Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of Global Bond.



                                    SAI-2

Mercury Total Return Bond

     Audited financial statements and accompanying notes for the fiscal year ended June 30, 2002 and the independent auditors' report thereon, dated [?], 2002, of Mercury Total Return Bond are incorporated herein by reference from Mercury Trust's Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of Mercury Total Return Bond.

ML Total Return Bond

     Audited financial statements and accompanying notes for the fiscal year ended June 30, 2002 and the independent auditors' report thereon, dated [?], 2002, of ML Total Return Bond are incorporated herein by reference from MLIM Fund's Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of ML Total Return Bond.

Corporate Fund

     Audited financial statements and accompanying notes for the fiscal year ended December 31, 2001 and the independent auditors' report thereon, dated [?], 2002, of Corporate Fund are incorporated herein by reference from Corporate Fund's Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of Corporate Fund. Unaudited financial statements and accompanying notes for the six months ended June 30, 2002 are incorporated herein by reference from Corporate Fund's Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of Corporate Fund.



                                    SAI-3

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.

     Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

     Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act"), may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by reason of the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify FAM Distributors, Inc (the "Distributor") and each person, if any, who controls the Distributor within the meaning o the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.      Exhibits.

1(a)    --      Articles of Incorporation (incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 5 to Registrant's
                Registration Statement on Form N-1A (File No. 2-62329)) ("Registration Statement").
1(b)    --      Articles of Amendment to Articles of Incorporation (incorporated by reference to Exhibit 1(b) to Post-Effective
                Amendment No. 13 to Registrant's Registration Statement).
1(c)    --      Articles Supplementary reclassifying shares of Intermediate Term Portfolio Series Common Stock (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 16 to Registrant's Registration Statement).
1(d)    --      Articles of Amendment changing name to Merrill Lynch Bond Fund, Inc. (incorporated by reference to Exhibit 1(d) to
                Post-Effective Amendment No. 27 to Registrant's Registration Statement).
1(e)    --      Articles of Amendment to Articles Supplementary renaming Class A Common Stock, Class B Common Stock, Class C
                Common Stock and Class D Common Stock of the High Quality Portfolio to Core Bond Portfolio.
2       --      By-Laws (incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 21 to Registrant's Registration
                Statement).



                                                              C-1

3(a)    --      Specimen certificates for Class A shares of High Quality Portfolio Series and High Income Portfolio Series Common
                Stock of Registrant (incorporated by reference to Exhibit 4(a) filed with Post-Effective Amendment No. 13 to
                Registrant's Registration Statement).
3(b)    --      Specimen certificates for Class B shares of High Quality Portfolio Series and High Income Portfolio Series Common
                Stock of Registrant (incorporated by reference to Exhibit 4(b) filed with Post-Effective Amendment No. 13 to
                Registrant's Registration Statement).
4(a)    --      Form of Investment Advisory Agreement between Registrant and Fund Asset Management, L.P. (incorporated by reference to Exhibit 5 filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement).
4(b)    --      Form of Investment Sub-Advisory Agreement between Fund Asset Management, L.P. and Merrill Lynch Asset Management
                U.K. Limited (incorporated by reference to Exhibit 5(b) filed with Post- Effective Amendment No. 23 to Registrant's
                Registration Statement).
5       --      Form of Unified Distribution Agreement between Registrant and FAM Distributors, Inc. (the "Distributor")
                (incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 27 to Registrant's Registration Statement).
6       --      None
7       --      Form of Custodian Agreement between Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit A.8 filed with Amendment No. 2 to Registrant's Registration Statement on Form S-5) ("Post-Effective
                Amendment No. 2").
8(a)    --      Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and Financial Data Services, Inc. (incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 12 to
                Registrant's Registration Statement).
8(b)    --      Form of Agreement relating to the use of the "Merrill Lynch" name (incorporated by reference to Exhibit A.9(c)
                filed with Amendment No. 2).
8(c)    --      Credit Agreement between the Registrant and a syndicate of banks (incorporated by reference to Exhibit 8(b) to the
                Registration Statement on Form N-1A of Master Premium Growth Trust (File No. 811-09733), filed on December 21,
                1999).
8(d)    --      Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company
                (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form
                N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001
9       --      Opinion of Rogers & Wells (incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 5 to
                Registrant's Registration Statement).
10      --      Investment Letter--High Income Portfolio--Class C and Class D shares (incorporated by reference to Exhibit 13(a)
                filed with Post-Effective Amendment No. 20 to Registrant's Registration Statement).
11      --      Opinion of Sidley Austin Brown & Wood LLP.*
12      --      Tax Opinion of Sidley Austin Brown & Wood LLP.*
13      --      Not applicable.
14(a)   --      Consent of [o], independent auditors for the Registrant.*
14(b)   --      Consent of [o], independent auditors for Merrill Lynch Global Bond Fund for Investment and Retirement.*
14(c)   --      Consent of [o], independent auditors for The Corporate Fund Accumulation Program, Inc.*
14(d)   --      Consent of [o], independent auditors for Mercury Total Return Bond Fund of Mercury Funds II.*
14(e)   --      Consent of [o], independent auditors for Merrill Lynch Total Return Bond Fund of Merrill Lynch Investment Managers
                Funds, Inc.*
17(a)   --      Prospectus, dated January 24, 2002, of the Registrant.**
17(b)   --      Statement of Additional Information, dated January 24, 2002, of the Registrant.**
17(c)   --      Prospectus, dated April 19, 2002, of Merrill Lynch Global Bond Fund for Investment and Retirement.**
17(d)   --      Prospectus, dated April 29, 2002, of The Corporate Fund Accumulation Program, Inc.**
17(e)   --      Prospectus, dated October [o], 2002, of Mercury Total Return Bond Fund of Mercury Funds II.*
17(f)   --      Prospectus, dated October [o], 2002, of Merrill Lynch Total Return Bond Fund of Merrill Lynch Investment Mangers
                Funds, Inc.*
17(g)   --      Annual Report to Shareholders of the Registrant, as of September 30, 2002.*



                                                             C-2

17(h)   --      Annual Report to Shareholders of Merrill Lynch Global Bond Fund for Investment and Retirement, as of December 31,
                2001.**
17(i)   --      Semi-Annual Report to Shareholders of Merrill Lynch Global Bond Fund for Investment and Retirement, as of June 30,
                2002.**
17(j)   --      Annual Report to Shareholders of The Corporate Fund Accumulation Program, Inc., as of December 31, 2001.**
17(k)   --      Semi-Annual Report to Shareholders of The Corporate Fund Accumulation Program, Inc., as of June 30, 2002.**
17(l)   --      Annual Report to Shareholders of Mercury Total Return Bond Fund of Mercury Funds II, as of June 30, 2002.**
17(m)   --      Annual Report to Shareholders of Merrill Lynch Total Return Bond Fund of Merrill Lynch Investment Managers Funds,
                Inc., as of June 30, 2002.**
17(n)   --      Forms of Proxy.**

--------------
* To be filed by amendment.
** Filed herewith.

Item 17.  Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is party of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, a copy of an opinion of counsel as to certain tax matters within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 22nd day of October, 2002.

                                 MERRILL LYNCH BOND FUND, INC.
                                 (Registrant)

                                 By:      /s/ Terry K. Glenn
                                          ------------------------------------
                                          (Terry K. Glenn, President)

     Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke, and Phillip S. Gillespie, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                    TITLE                                                  DATE
----------                                    -----                                                  ----
     /s/ Terry K. Glenn                       President (Principal Executive Officer)                October 22, 2002
----------------------------------            and Director
     (Terry K. Glenn)

     /s/ Donald C. Burke                      Vice President and Treasurer (Principal                October 22, 2002
----------------------------------            Financial and Accounting Officer)
     (Donald C. Burke)

     /s/ Ronald W. Forbes                     Director                                               October 22, 2002
----------------------------------
     (Ronald W. Forbes)

     /s/ Cynthia A. Montgomery                Director                                               October 22, 2002
----------------------------------
     (Cynthia A. Montgomery)

     /s/ Charles C. Reilly                    Director                                               October 22, 2002
----------------------------------
     (Charles C. Reilly)

     /s/ Kevin A. Ryan                        Director                                               October 22, 2002
----------------------------------
     (Kevin A. Ryan)

     /s/ Roscoe S. Suddarth                   Director                                               October 22, 2002
----------------------------------
     (Roscoe S. Suddarth)

     /s/ Richard R. West                      Director                                               October 22, 2002
----------------------------------
     (Richard R. West)

     /s/ Edward D. Zinbarg                    Director                                               October 22, 2002
----------------------------------
     (Edward D. Zinbarg)

                                                            EXHIBIT INDEX

Exhibit
Number                                               Description
-------                                              -----------
17(a)   --      Prospectus, dated January 24, 2002, of the Registrant.
17(b)   --      Statement of Additional Information, dated January 24, 2002, of the Registrant.
17(c)   --      Prospectus, dated April 19, 2002, of Merrill Lynch Global Bond Fund for Investment and Retirement.
17(d)   --      Prospectus, dated April 29, 2002, of The Corporate Fund Accumulation Program, Inc.
17(h)   --      Annual Report to Shareholders of Merrill Lynch Global Bond Fund for Investment and Retirement, as of December 31,
                2001.
17(i)   --      Semi-Annual Report to Shareholders of Merrill Lynch Global Bond Fund for Investment and Retirement, as of June 30,
                2002.
17(j)   --      Annual Report to Shareholders of The Corporate Fund Accumulation Program, Inc., as of December 31, 2001.
17(k)   --      Semi-Annual Report to Shareholders of The Corporate Fund Accumulation Program, Inc., as of June 30, 2002.
17(l)   --      Annual Report to Shareholders of Mercury Total Return Bond Fund of Mercury Funds II, as of June 30, 2002.
17(m)   --      Annual Report to Shareholders of Merrill Lynch Total Return Bond Fund of Merrill Lynch Investment Managers Funds,
                Inc., as of June 30, 2002.
17(n)   --      Forms of Proxy.